                                                     REGISTRATION NOS. 333-59717
                                                                        811-5166
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.

                        POST-EFFECTIVE AMENDMENT NO. 11


                                     AND/OR

                        REGISTRATION STATEMENT UNDER THE
                      INVESTMENT COMPANY ACT OF 1940   [X]


                                AMENDMENT NO. 13

                       (CHECK APPROPRIATE BOX OR BOXES.)

                            ------------------------

                        MONY AMERICA VARIABLE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                          MONY LIFE INSURANCE COMPANY
                                   OF AMERICA
                              (NAME OF DEPOSITOR)

                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
        (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
        DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE (212) 708-2000

                            SUSAN R. HARRISON, ESQ.
                          SENIOR COUNSEL -- OPERATIONS
                          MONY LIFE INSURANCE COMPANY
                                 1740 BROADWAY
                            NEW YORK, NEW YORK 10019
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                            ------------------------


     It is proposed that this filing become effective May 1, 2001 pursuant to Rule 485(b).


     STATEMENT PURSUANT TO RULE 24f-2


     The Registrant registers an indefinite number or amount of its flexible payment variable annuity contracts under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 notice for the Registrant's fiscal year ending December 31, 2000 was filed on March 28, 2001.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET

                             (REQUIRED BY RULE 495)

                                     PART A

ITEM NO.                                                                      LOCATION
--------                                                                      --------
   1.      Cover Page......................................  Cover Page
   2.      Definitions.....................................  Definitions
   3.      Synopsis........................................  Summary
   4.      Condensed Financial Information.................  Condensed Financial Information
   5.      General Description of Registrant, Depositor,
           and Portfolio Companies.........................  MONY Life Insurance Company of America;
                                                             MONY America Variable Account A; The
                                                             Funds; Charges and Deductions
   6.      Deductions and Expenses.........................  Charges and Deductions
   7.      General Description of Variable Annuity
           Contracts.......................................  Payment and Allocation of Purchase
                                                             Payments; Other Provisions
   8.      Annuity Period..................................  Annuity Provisions
   9.      Death Benefit...................................  Death Benefit; Annuity Provisions
  10.      Purchases and Contract Value....................  Payment and Allocation of Purchase
                                                             Payments
  11.      Redemptions.....................................  Surrenders
  12.      Taxes...........................................  Federal Tax Status
  13.      Legal Proceedings...............................  Legal Proceedings
  14.      Table of Contents of Statement of Additional
           Information.....................................  Table of Contents of Statement of
                                                             Additional Information

                                                PART B

                     Information Required in a Statement of Additional Information
  15.      Cover Page......................................  Cover Page
  16.      Table of Contents...............................  Table of Contents
  17.      General Information and History.................  MONY Life Insurance Company of America
  18.      Services........................................  Not Applicable
  19.      Purchase of Securities Being Offered............  Not Applicable
  20.      Underwriters....................................  Prospectus -- MONY Life Insurance Company
                                                             of America
  21.      Calculation of Performance Data.................  Performance Data
  22.      Annuity Payments................................  Not Applicable
  23.      Financial Statements............................  Financial Statements

                                                PART C

     Information related to the following Items is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.
  24.      Financial Statements and Exhibits
  25.      Directors and Officers of the Depositor
  26.      Persons Controlled by or Under Common Control with the Depositor or Registrant
  27.      Number of Contractowners
  28.      Indemnification
  29.      Principal Underwriters
  30.      Location of Accounts and Records
  31.      Management Services
  32.      Undertakings

                                   PROSPECTUS
                               Dated May 1, 2001

             Individual Flexible Payment Variable Annuity Contract

                                   Issued By

                        MONY America Variable Account A
                     MONY Life Insurance Company of America

     MONY Life Insurance Company of America (the "Company") issues the flexible payment variable annuity contract described in this prospectus. Among the contract's many terms are:

Allocation of Purchase Payments and Cash Value

- You can tell us what to do with your purchase payments. You can also tell us what to do with the fund value your contract may create for you resulting from those purchase payments.

     - You can tell us to place them into a separate account. That separate account is called MONY America Variable Account A.


     - If you do, you can also tell us to place your purchase payments and fund values into any of the 28 different subaccounts. Each of these subaccounts seeks to achieve a different investment objective. The subaccounts invest in shares of the following portfolios of the MONY Series Fund, Inc., Enterprise Accumulation Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Janus Aspen Series (the "Funds").


     - MONY Series Fund, Inc.

      - Money Market Portfolio, Government Securities Portfolio, Long Term Bond Portfolio and Intermediate Term Bond Portfolio

     - Enterprise Accumulation Trust


      - Mid-Cap Growth Portfolio, Equity Income Portfolio, Growth and Income Portfolio, Growth Portfolio, Equity Portfolio, Capital Appreciation Portfolio, Managed Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio, Emerging Countries Portfolio, International Growth Portfolio, Worldwide Growth Portfolio, High Yield Bond Portfolio, Multi-Cap Growth Portfolio, Balanced Portfolio


     - Dreyfus Stock Index Fund

     - The Dreyfus Socially Responsible Growth Fund, Inc.

     - Fidelity Variable Insurance Products Fund

      - Growth Portfolio

     - Fidelity Variable Insurance Products Fund II

      - Contrafund Portfolio

     - Fidelity Variable Insurance Products Fund III

      - Growth Opportunities Portfolio

     - Janus Aspen Series

      - Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio and Worldwide Growth Portfolio.

     - You can also tell us to place some or all of your purchase payments and fund values into our Guaranteed Interest Account with Market Value Adjustment. Our account will pay you a guaranteed interest rate annually, and we will guarantee that those purchase payments and fund values will not lose any value, so long as you leave the purchase payments and fund values in the Account. Purchase payments and fund values you place into the Guaranteed Interest Account with Market Value Adjustment become part of our assets.

Living Benefits

- Annuity Benefits

     - This contract is designed to pay to you the fund value in periodic installments.

- Fund Value Benefits

     - You may ask for some or all of the contract's fund value at any time. If you do, we may deduct a surrender charge.

- Loans

     - You may borrow up to 50% of the fund value of the contract if you are a qualified retirement plan. You will have to pay interest to us on the amount borrowed.

Death Benefit

- We will pay a death benefit to your beneficiary upon the death of the person you name as annuitant before the annuity starting date.

Fees and Charges

- The contract allows us to deduct certain charges from the cash value. These charges are detailed in this prospectus.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information dated May 1, 2001 containing additional information about the Contract is incorporated herein by reference. It has been filed with the Securities and Exchange Commission and is available from the Company without charge upon written request to the address shown on the request form on page 48 of this prospectus or by telephoning 1-800-487-6669. The Table of Contents of the Statement of Additional Information can be found on page 53 of this prospectus.

This prospectus is not an offer to sell or a solicitation of an offer to buy the Contracts in any jurisdiction where such may not be lawfully made.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the prospectus. Any representation to the contrary is a criminal offense. This prospectus contains basic information that you should know before investing. It comes with prospectuses for the MONY Series Fund, Inc., Enterprise Accumulation Trust, Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II, Fidelity Variable Insurance Products Fund III, Dreyfus Stock Index Fund, The Dreyfus Socially Responsible Growth Fund, Inc. and Janus Aspen Series, the Guaranteed Interest Account and MONY Life Insurance Company of America. You should read these prospectuses carefully and keep them for future reference.

                     MONY Life Insurance Company of America
                    1740 Broadway, New York, New York 10019
                                 1-800-487-6669

                               TABLE OF CONTENTS


                                                              PAGE
                                                              ----
Summary of the Contract.....................................  1
  Definitions...............................................  1
  Purpose of the Contract...................................  1
  Purchase Payments and Fund Values.........................  1
  MONY America Variable Account A...........................  2
  Guaranteed Interest Account with Market Value
     Adjustment.............................................  2
  Market Value Adjustment...................................  2
  Minimum Purchase Payments.................................  3
  Transfer of Fund Values...................................  3
  Contract Loans............................................  3
  Surrender.................................................  3
  Charges and Deductions....................................  3
  Right to Return Contract Provision........................  3
  Death Benefit.............................................  4
Detailed Information About the Company and MONY America
  Variable Account A........................................  14
  MONY Life Insurance Company of America....................  14
  MONY America Variable Account A...........................  14
The Funds...................................................  19
  Purchase of Portfolio Shares by MONY America Variable
     Account A..............................................  26
  Guaranteed Interest Account...............................  26
Detailed Information About the Policy.......................  28
  Payment and Allocation of Purchase Payments...............  28
  Termination of the Contract...............................  33
Surrenders..................................................  33
Loans.......................................................  35
Death Benefit...............................................  35
  Death Benefit Provided by the Contract....................  35
  Enhanced Death Benefit Options............................  35
  Election and Effective Date of Election...................  37
  Payment of Death Benefit..................................  37
Charges and Deductions......................................  38
  Deductions from Purchase Payments.........................  38
  Charges Against Fund Value................................  38
  Deductions from Fund Value................................  39
Annuity Provisions..........................................  42
  Annuity Payments..........................................  42
  Election and Change of Settlement Option..................  43
  Settlement Options........................................  43
  Frequency of Annuity Payments.............................  44
  Additional Provisions.....................................  44
Guaranteed Interest Account.................................  44
Other Provisions............................................  46
  Ownership.................................................  46
  Provision Required by Section 72(s) of the Code...........  46
  Provision Required by Section 401(a)(9) of the Code.......  47
  Secondary Annuitant.......................................  47
  Assignment................................................  48

                                                              PAGE
                                                              ----
  Change of Beneficiary.....................................  48
  Substitution of Securities................................  49
  Modification of the Contracts.............................  49
  Change in Operation of MONY America Variable Account A....  49
Voting Rights...............................................  49
Distribution of the Contracts...............................  51
Contract Owner Service-Dollar Cost Averaging................
Federal Tax Status..........................................  51
  Introduction..............................................  51
  Tax Treatment of the Company..............................  51
  Taxation of Annuities in General..........................  51
  Retirement Plans..........................................  52
Performance Data............................................  53
Additional Information......................................  54
Legal Proceedings...........................................  54
Financial Statements........................................  54
Table of Contents of Statement of Additional Information....  55

                            SUMMARY OF THE CONTRACT

     This summary provides you with a brief overview of the more important aspects of your Contract. It is not intended to be complete. More detailed information is contained in this prospectus on the pages following this Summary and in your contract. This summary and the entire prospectus will describe the part of the contract involving MONY America Variable Account A. The prospectus also briefly will describe the Guaranteed Interest Account with Market Value Adjustment and the portfolios offered by MONY Series Fund, Inc. and Enterprise Accumulation Trust. More detailed information about the Guaranteed Interest Account with Market Value Adjustment is contained in the prospectus attached to this prospectus and in your contract. More detailed information about the portfolios offered by the Funds is contained in the prospectus attached to this prospectus.

                                  DEFINITIONS

THIS PROSPECTUS CONTAINS SOME SPECIALIZED TERMS. WE HAVE DEFINED SPECIALIZED TERMS ON THE PAGE WHERE THEY FIRST APPEAR. THE DEFINITIONS WILL APPEAR ON THE PAGE IN A BOX LIKE THIS ONE.

PURPOSE OF THE CONTRACT

     The Contract is an Individual Flexible Payment Variable Annuity Contract (the "Contract" or "Contracts").

     The Contract is designed to allow an owner to make purchase payments to the Company under the Contract. Those purchase payments are allocated at the owner's choice among the subaccounts of MONY America Variable Account A and the Guaranteed Interest Account with Market Value Adjustment. Those purchase payments can accumulate for a period of time and create fund values for the owner. The owner can choose the length of time that such purchase payments may accumulate. The owner may choose at some point in the future to receive annuity benefits based upon those accumulated fund values.

     An owner may use the Contract's design to accumulate fund values for various purposes including retirement or to supplement other retirement programs. Some of these retirement programs (the "Qualified Plans") may qualify for federal income tax advantages available under Sections 401, 403 (other than Section 403(b)), 408, 408A and 457 of the Internal Revenue Code (the "Code").

QUALIFIED PLANS -- Retirement plans that receive favorable tax treatment under
Section 401, 403, 408 or 457 of the Internal Revenue Code.

QUALIFIED CONTRACTS -- Contracts issued under Qualified Plans.

     The Contract is also designed to allow the owner to request payments of part or all of the accumulated fund values before the owner begins to receive annuity benefits. This payment may result in the imposition of a surrender charge and a market value adjustment. The market value adjustment will not apply to contracts issued in certain states. It may also be subject to income and other taxes.

PURCHASE PAYMENTS AND FUND VALUES

     The purchase payments you make for the Contract are received by the Company. Currently those purchase payments are not subject to taxes imposed by the United States Government or any state or local government.

     You may allocate your purchase payments to one or more of the subaccounts of MONY America Variable Account A that are available under the Contract and/or to the Guaranteed Interest Account with Market Value Adjustment. The purchase payments you allocate among the various subaccounts of MONY

America Variable Account A may increase or decrease in value on any day depending on the investment experience of the subaccounts you select. There is no guarantee that the value of the purchase payments you allocate to any of the subaccounts of MONY America Variable Account A will increase or that the purchase payments you make will not lose value.

     Purchase payments you allocate to the Guaranteed Interest Account will be credited with interest at a rate determined by the Company. That rate will not be less than 3.5%.

MONY AMERICA VARIABLE ACCOUNT A

     MONY America Variable Account A is a separate investment account of MONY Life Insurance Company of America (the "Company"). MONY America Variable Account A's assets are owned by the Company, but are not chargeable with liabilities arising from any other business the Company conducts.

     The subaccounts of MONY America Variable Account A invest in shares of the Funds at their net asset value. (See "The Funds" at page 18). Owners bear the entire investment risk for all amounts allocated to MONY America Variable Account A subaccounts.

OWNER -- The person so designated in the application. If a Contract has been absolutely assigned, the assignee becomes the Owner. A collateral assignee is not the Owner.

PURCHASE PAYMENT (PAYMENT) -- An amount paid to the Company by the Owner or on the Owner's behalf as consideration for the benefits provided by the Contract.

GUARANTEED INTEREST ACCOUNT WITH MARKET VALUE ADJUSTMENT

     The Guaranteed Interest Account is part of the Company's general account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company. Net Purchase Payments allocated to the Guaranteed Interest Account will be credited with interest at rates guaranteed by the Company for specified periods. (See "Guaranteed Interest Account" at page 24.)

MARKET VALUE ADJUSTMENT

     A market value adjustment will be imposed on transfers or surrenders (partial or full) from the Guaranteed Interest Account in most states. A market value adjustment will not be imposed on contracts issued in the states of Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington; however, restrictions on transfers apply in these States. The adjustment can be either a positive or negative adjustment. No adjustment is made for the amount withdrawn or transferred within 30 days before the end of the accumulation period, nor to benefits paid as a result of the death of the Owner. The Guaranteed Interest Account and its market value adjustment feature are described in a separate prospectus which accompanies this prospectus.

FUND VALUE -- The aggregate dollar value as of any Business Day of all amounts accumulated under each of the subaccounts, the Guaranteed Interest Account, and the Loan Account of the Contract. If the term Fund Value is preceded or followed by the terms subaccount(s), the Guaranteed Interest Account, and the Loan Account, or any one or more of those terms, Fund Value means only the Fund Value of the subaccount, the Guaranteed Interest Account or the Loan Account, as the context requires.

BUSINESS DAY -- Each day that the New York Stock Exchange is open for trading.

MINIMUM PURCHASE PAYMENTS

     The minimum purchase payment for individuals varies depending upon the purchaser of the contract and the method of paying the purchase payments. See "Payment and Allocation of Purchase Payments" on page 26.

     Additional purchase payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50. (See "Issuance of the Contract" at page 26.) The Company may change any of these requirements in the future.

TRANSFER OF FUND VALUES

     You may transfer fund value among the subaccounts and to or from the Guaranteed Interest Account. Transfers from the Guaranteed Interest Account may be subject to a Market Value Adjustment for contracts issued in certain states. Transfers may be made by telephone if the proper form has been completed, signed, and received by the Company at its Syracuse Operations Center. See "Transfers", page 30.

CONTRACT LOANS

     If your contract permits, you may borrow up to 50% of your Contract's fund value from the Company. Your contract will be the only security required for the loan. Contracts issued to Qualified Plans are generally the only Contracts which permit loans. An amount equal to the amount of the loan is transferred to the loan account as security for the loan. The loan account is part of the Company's general account.

     We will charge you interest on the amount borrowed. If you do not pay the interest when due, the amount due will be borrowed from the Contract's fund value.

SURRENDER

     You may surrender all or part of the Contract at any time and receive its cash value while the annuitant is alive prior to the annuity starting date. We may impose a surrender charge and market value adjustment (if applicable). The amounts you receive upon surrender may be subject to income taxes. (See "Federal Tax Status" at page 49.)

CHARGES AND DEDUCTIONS

     The Contract provides for the deduction of various charges and expenses from the fund value of the Contract. These deductions are summarized in the table on page 36 and discussed in greater detail beginning on page 36.

NON-QUALIFIED CONTRACTS -- Contracts issued under Non-Qualified Plans.

NON-QUALIFIED PLANS -- Retirement Plans that do not receive favorable tax treatment under Sections 401, 403, 408, or 457 of the Internal Revenue Code.

RIGHT TO RETURN CONTRACT PROVISION

     You have the right to examine the Contract when you receive it. You may return the Contract for any reason within ten days from the day you receive it. You will receive a full refund of the purchase payments received by the Company. During the Right to Return Contract period, purchase payments will be retained in the Company's general account and will earn interest at a rate not less than 3 1/2% per year.

     For contracts issued in the State of Washington, an additional 10% penalty will be added to any purchase payment refund due that is not paid within 30 days of return of the Contract to the Company. For contracts issued in the State of Oklahoma, if payment is delayed more than 30 days, the Company will pay interest on the proceeds at a rate required by Oklahoma law.

DEATH BENEFIT

     If the Annuitant (and the Secondary Annuitant, if any) dies before the date the annuity payments start, the Company will pay a death benefit to the Beneficiary. Under certain circumstances, an Enhanced Death Benefit may be payable. If the Annuitant dies after annuity payments start, no death benefit is payable except as may be payable under the settlement option selected. (See
"Death Benefit" at page   and "Enhanced Death Benefit" at page 33.)

ANNUITANT -- The person upon whose continuation of life any annuity payment depends and to whom annuity payments are made.

SECONDARY ANNUITANT -- The party designated by the Owner to become the Annuitant, subject to certain conditions, on the death of the Annuitant.

BENEFICIARY -- The party entitled to receive benefits payable at the death of the Annuitant or (if applicable) the Secondary Annuitant.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                        MONY AMERICA VARIABLE ACCOUNT A

               TABLE OF FEES FOR THE YEAR ENDED DECEMBER 31, 2000



CONTRACTOWNER TRANSACTION EXPENSES:
Maximum Deferred Sales Load (Surrender Charge) (as a
  percentage of amount surrendered).........................      7%*

MAXIMUM ANNUAL CONTRACT CHARGE..............................    $50**

MAXIMUM TRANSFER CHARGE.....................................    $25**

SEPARATE ACCOUNT ANNUAL EXPENSES:
Maximum Mortality and Expense Risk Fees.....................   1.35%***
Total Separate Account Annual Expenses......................   1.35%***


---------------
  * The Surrender Charge percentage, which reduces to zero as shown in the table on page 34, is determined by the Contract Year in which the surrender occurs.

    The Surrender Charge may be reduced under certain circumstances which include reduction in order to guarantee that certain amounts may be received free of surrender charge. See "Charges against Fund Value -- Free Partial Surrender Amount" at page 34.

 ** The Annual Contract Charge is currently $0. However, the Company may in the future change the amount of the charge to an amount not exceeding $50 per contract year (except for contracts issued in the states of Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington where the charge may not exceed $30). See "Charges Against Fund Value -- Annual Contract Charge", at page 32. The Transfer Charge currently is $0. However, the Company has reserved the right to impose a charge for each transfer, which will not exceed $25 (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). See "Charges Against Fund Value -- Transfer Charge" at page 32.

*** The Mortality and Expense Risk charge is deducted daily equivalent to a current annual rate of 1.35 percent (and is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35%) from the value of the net assets of the Separate Account.

                             MONY SERIES FUND, INC.


              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000

                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                              GOVERNMENT
                                         INTERMEDIATE TERM     LONG TERM      SECURITIES   MONEY MARKET
                                          BOND PORTFOLIO     BOND PORTFOLIO   PORTFOLIO     PORTFOLIO
                                         -----------------   --------------   ----------   ------------
Management Fees........................        0.50%             0.50%          0.50%         0.40%
Expenses...............................        0.11%             0.10%          0.11%         0.07%
                                               -----             -----          -----         -----
Total Annual Expenses..................     0.61%(1)          0.60%(1)        0.61%(1)     0.47%(1)
                                               =====             =====          =====         =====


---------------


(1) MONY Life Insurance Company of America has contractually agreed to limit expenses on these Portfolios to the following amounts: Intermediate Term Bond -- 0.75%; Long Term Bond -- 0.75%; Government Securities -- 0.75%; and Money Market -- 0.50%. This contractual limitation is in effect until April 30, 2002.


                         ENTERPRISE ACCUMULATION TRUST


              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000
                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                              SMALL                                   HIGH        SMALL
                                             COMPANY                INTERNATIONAL     YIELD      COMPANY     EQUITY
                                 EQUITY       VALUE      MANAGED       GROWTH         BOND       GROWTH      INCOME      GROWTH
                                PORTFOLIO   PORTFOLIO   PORTFOLIO     PORTFOLIO     PORTFOLIO   PORTFOLIO   PORTFOLIO   PORTFOLIO
                                ---------   ---------   ---------   -------------   ---------   ---------   ---------   ---------
Management Fees..............     0.78%       0.80%       0.72%         0.85%         0.60%       1.00%       0.75%       0.75%
Expenses.....................     0.04%       0.04%       0.04%         0.16%         0.09%       0.40%       0.30%       0.09%
                                  -----       -----       -----         -----         -----       ----        ----        -----
Total Annual Expenses........     0.82%       0.84%       0.76%         1.01%         0.69%       1.40%(1)    1.05%(1)    0.84%
                                  =====       =====       =====         =====         =====       ====        ====        =====

                                               GROWTH
                                 CAPITAL         AND
                               APPRECIATION    INCOME
                                PORTFOLIO     PORTFOLIO
                               ------------   ---------
Management Fees..............     0.75%         0.75%
Expenses.....................     0.41%         0.19%
                                  -----         -----
Total Annual Expenses........     1.16%         0.94%
                                  =====         =====

                         ENTERPRISE ACCUMULATION TRUST



              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000

                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                        MULTI-CAP     MID-CAP        EMERGING      WORLDWIDE
                                            BALANCED     GROWTH        GROWTH       COUNTRIES        GROWTH
                                           PORTFOLIO    PORTFOLIO   PORTFOLIO**    PORTFOLIO**    PORTFOLIO**
                                           ----------   ---------   ------------   ------------   ------------
Management Fees..........................    0.75%        1.00%        0.75%          1.25%          1.00%
Expenses.................................    0.20%        0.10%        0.63%          1.42%          1.80%
                                             -----        -----        -----          -----          -----
Total Net Annual Expenses*...............    0.95%        1.10%        1.15%          1.80%          1.40%
                                             =====        =====        =====          =====          =====


---------------


* Enterprise Capital Management, Inc. has contractually agreed to limit expenses on these Portfolios to the amount shown. This contractual limitation is in effect until May 1, 2002. Without the contractual limitation, the total expenses would have been as follows: Mid-Cap Growth -- 1.38%; Emerging Countries -- 2.67%; and Worldwide Growth -- 2.80%.



**Expenses are pro forma since shares of the portfolio have not been sold prior to May 1, 2001.


                            DREYFUS STOCK INDEX FUND


                              INITIAL SHARE CLASS



              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000

                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees.............................................  0.245%
Expenses....................................................  0.015%
                                                              ------
Total Annual Expenses.......................................   0.26%
                                                              ======

               THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.


                              INITIAL SHARE CLASS



              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000

                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


Management Fees.............................................  0.75%
Expenses....................................................  0.03%
                                                              -----
Total Annual Expenses.......................................  0.78%
                                                              =====


                   FIDELITY VARIABLE INSURANCE PRODUCTS FUND


                                 SERVICE CLASS



              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000

                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                              GROWTH PORTFOLIO
                                                              ----------------
Management Fees.............................................       0.59%
Expenses....................................................       0.09%
Distribution and Service (12b-1) Fee........................       0.10%
                                                                   -----
Total Annual Expenses*......................................       0.76%
                                                                   =====


---------------


* Expenses do not include reimbursements. With reimbursements, expenses would have been 0.74%. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.

                  FIDELITY VARIABLE INSURANCE PRODUCTS FUND II


                                 SERVICE CLASS



              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000

                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                  CONTRAFUND(R)
                                                                    PORTFOLIO
                                                              ----------------------
Management Fees.............................................          0.57%
Expenses....................................................          0.09%
Distribution and Service (12b-1) Fee........................          0.10%
                                                                      -----
Total Annual Expenses*......................................          0.76%
                                                                      =====


---------------


* Expenses do not include reimbursements. With reimbursements, expenses would have been 0.74%. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.


                 FIDELITY VARIABLE INSURANCE PRODUCTS FUND III


                                 SERVICE CLASS



              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000

                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)

                                                              GROWTH OPPORTUNITIES
                                                                   PORTFOLIO
                                                              --------------------
Management Fees.............................................         0.58%
Expenses....................................................         0.11%
Distribution and Service (12b-1) Fee........................         0.10%
                                                                     -----
Total Annual Expenses*......................................         0.79%
                                                                     =====

---------------


* Expenses do not include reimbursements. With reimbursements, expenses would have been 0.76%. Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the accompanying fund prospectus for details.


                               JANUS ASPEN SERIES


                              INSTITUTIONAL SHARES



              ANNUAL EXPENSES FOR THE YEAR ENDED DECEMBER 31, 2000

                    (AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                       AGGRESSIVE                 CAPITAL      WORLDWIDE
                                                         GROWTH     BALANCED    APPRECIATION    GROWTH
                                                       PORTFOLIO    PORTFOLIO    PORTFOLIO     PORTFOLIO
                                                       ----------   ---------   ------------   ---------
Management Fees......................................    0.65%        0.65%        0.65%         0.65%
Expenses.............................................    0.01%        0.01%        0.02%         0.04%
                                                         -----        -----        -----         -----
Total Annual Expenses*...............................    0.66%        0.66%        0.67%         0.69%
                                                         =====        =====        =====         =====


---------------


* Expenses are based upon expenses for the fiscal year ended December 31, 2000, restated to reflect a reduction in management fee.


The purpose of the Table of Fees beginning on page 5 is to assist the Owner in understanding the various costs and expenses that the Owner will bear, directly or indirectly. The table reflects the expenses of the separate account as well as of the Funds. The Funds have provided information relating to their respective operations. The expenses borne by the Separate Account are explained under the caption "Charges and Deductions" at page 36 of this Prospectus. The expenses borne by the Funds are explained in each Fund's prospectus. The table does not reflect income taxes or penalty taxes which may become payable under the Internal Revenue Code or premium or other taxes which may be imposed under state or local laws.

     EXAMPLE

          If you surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
MONY Money Market....................................   $ 83     $116      $150       $211
MONY Intermediate Term Bond..........................   $ 84     $120      $156       $224
MONY Long Term Bond..................................   $ 84     $119      $155       $222
MONY Government Securities...........................   $ 84     $120      $156       $224
Enterprise Mid-Cap Growth............................   $ 92     $138      $186       $285
Enterprise Equity....................................   $ 87     $127      $168       $250
Enterprise Small Company Value.......................   $ 87     $127      $169       $252
Enterprise Managed...................................   $ 86     $125      $165       $244
Enterprise Emerging Countries........................   $104     $162      $221       $352
Enterprise International Growth......................   $ 89     $132      $177       $270
Enterprise Worldwide Growth..........................   $105     $155      $207       $318
Enterprise High Yield Bond...........................   $ 86     $123      $162       $237
Enterprise Growth....................................   $ 87     $127      $169       $252
Enterprise Growth and Income.........................   $ 88     $130      $174       $263
Enterprise Small Company Growth......................   $ 92     $146      $202       $322
Enterprise Equity Income.............................   $ 89     $136      $185       $287
Enterprise Capital Appreciation......................   $ 90     $136      $185       $285
Enterprise Multi-Cap Growth..........................   $ 92     $145      $200       $319
Enterprise Balanced..................................   $ 88     $149      $211       $348
Dreyfus Stock Index..................................   $ 82     $111      $141       $191
The Dreyfus Socially Responsible Growth..............   $ 87     $126      $167       $247
Fidelity VIP Growth..................................   $ 86     $125      $165       $243
Fidelity VIP II Contrafund(R)........................   $ 86     $125      $165       $243
Fidelity VIP III Growth Opportunities................   $ 86     $126      $166       $246
Janus Aspen Series Aggressive Growth.................   $ 85     $123      $161       $235
Janus Aspen Series Balanced..........................   $ 85     $123      $161       $235
Janus Aspen Series Capital Appreciation..............   $ 86     $123      $162       $237
Janus Aspen Series Worldwide Growth..................   $ 86     $123      $163       $238


          If you annuitize at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
MONY Money Market....................................   $ 83     $116      $ 97       $211
MONY Intermediate Term Bond..........................   $ 84     $120      $104       $224
MONY Long Term Bond..................................   $ 84     $119      $103       $222
MONY Government Securities...........................   $ 84     $120      $104       $224
Enterprise Mid-Cap Growth............................   $ 92     $138      $135       $285
Enterprise Equity....................................   $ 87     $127      $116       $250
Enterprise Small Company Value.......................   $ 87     $127      $117       $252

                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
Enterprise Managed...................................   $ 86     $125      $113       $244
Enterprise Emerging Countries........................   $104     $162      $172       $352
Enterprise International Growth......................   $ 89     $132      $126       $270
Enterprise Worldwide Growth..........................   $105     $155      $158       $318
Enterprise High Yield Bond...........................   $ 86     $123      $110       $237
Enterprise Growth....................................   $ 87     $127      $117       $252
Enterprise Growth and Income.........................   $ 88     $130      $123       $263
Enterprise Small Company Growth......................   $ 92     $146      $152       $322
Enterprise Equity Income.............................   $ 89     $136      $134       $287
Enterprise Capital Appreciation......................   $ 90     $136      $134       $285
Enterprise Multi-Cap Growth..........................   $ 92     $145      $150       $319
Enterprise Balanced..................................   $ 88     $149      $161       $348
Dreyfus Stock Index..................................   $ 82     $111      $ 88       $191
The Dreyfus Socially Responsible Growth..............   $ 87     $126      $115       $247
Fidelity VIP Growth..................................   $ 86     $125      $113       $243
Fidelity VIP II Contrafund(R)........................   $ 86     $125      $113       $243
Fidelity VIP III Growth Opportunities................   $ 86     $126      $114       $246
Janus Aspen Series Aggressive Growth.................   $ 85     $123      $109       $235
Janus Aspen Series Balanced..........................   $ 85     $123      $109       $235
Janus Aspen Series Capital Appreciation..............   $ 86     $123      $110       $237
Janus Aspen Series Worldwide Growth..................   $ 86     $123      $110       $238


          If you do not surrender your Contract at the end of the time periods shown below, you would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets:


                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
MONY Money Market....................................   $18      $ 56      $ 97       $211
MONY Intermediate Term Bond..........................   $19      $ 60      $104       $224
MONY Long Term Bond..................................   $19      $ 60      $103       $222
MONY Government Securities...........................   $19      $ 60      $104       $224
Enterprise Mid-Cap Growth............................   $28      $ 80      $135       $285
Enterprise Equity....................................   $22      $ 68      $116       $250
Enterprise Small Company Value.......................   $22      $ 69      $117       $252
Enterprise Managed...................................   $21      $ 66      $113       $244
Enterprise Emerging Countries........................   $40      $105      $172       $352
Enterprise International Growth......................   $24      $ 74      $126       $270
Enterprise Worldwide Growth..........................   $42      $ 98      $158       $318
Enterprise High Yield Bond...........................   $21      $ 64      $110       $237
Enterprise Growth....................................   $22      $ 69      $117       $252
Enterprise Growth and Income.........................   $23      $ 72      $123       $263
Enterprise Small Company Growth......................   $28      $ 88      $152       $322
Enterprise Equity Income.............................   $24      $ 78      $134       $287
Enterprise Capital Appreciation......................   $25      $ 78      $134       $285
Enterprise Multi-Cap Growth..........................   $28      $ 88      $150       $319
Enterprise Balanced..................................   $23      $ 91      $161       $348
Dreyfus Stock Index..................................   $16      $ 51      $ 88       $191
The Dreyfus Socially Responsible Growth..............   $22      $ 67      $115       $247
Fidelity VIP Growth..................................   $21      $ 66      $113       $243
Fidelity VIP II Contrafund(R)........................   $21      $ 66      $113       $243
Fidelity VIP III Growth Opportunities................   $22      $ 67      $114       $246

                                                       AFTER     AFTER     AFTER     AFTER
                     SUBACCOUNT                        1 YEAR   3 YEARS   5 YEARS   10 YEARS
                     ----------                        ------   -------   -------   --------
Janus Aspen Series Aggressive Growth.................   $21      $ 63      $109       $235
Janus Aspen Series Balanced..........................   $21      $ 63      $109       $235
Janus Aspen Series Capital Appreciation..............   $21      $ 64      $110       $237
Janus Aspen Series Worldwide Growth..................   $21      $ 64      $110       $238

     THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. ALL VARIABLE ACCOUNT EXPENSES AS WELL AS PORTFOLIO COMPANY (THE FUNDS) EXPENSES, ARE REFLECTED IN THE EXAMPLES. EXPENSE REIMBURSEMENTS ARE REFLECTED ONLY IN THE YEARS WHERE THERE IS A CONTRACTUAL OBLIGATION IN EFFECT. NOT REFLECTED IN THE EXAMPLES WHICH ASSUME SURRENDER AT THE, END OF EACH TIME PERIOD ARE INCOME TAXES AND PENALTY TAXES WHICH MAY BECOME PAYABLE UNDER THE INTERNAL REVENUE CODE OR PREMIUM OR OTHER TAXES WHICH MAY BE IMPOSED UNDER STATE OR LOCAL LAWS.

                        CONDENSED FINANCIAL INFORMATION

                     MONY LIFE INSURANCE COMPANY OF AMERICA
                        MONY AMERICA VARIABLE ACCOUNT A
                            ACCUMULATION UNIT VALUES


                                                                   UNIT VALUE
                                                  --------------------------------------------
                                                  DEC. 31,    DEC. 31,    DEC. 31,
SUBACCOUNT                                          2000        1999        1998     INCEPTION
----------                                        --------    --------    --------   ---------
MONY Money Market.............................     $10.90      $10.40      $10.03     $10.00
MONY Intermediate Bond........................      10.55        9.90       10.00      10.00
MONY Long Term Bond...........................      10.35        9.07        9.94      10.00
MONY Government Securities....................      10.75        9.92        9.98      10.00
Enterprise Mid-Cap Growth.....................         --          --          --     $10.00
Enterprise Equity.............................      10.66       11.39        9.98      10.00
Enterprise Small Company Value................      13.09       12.94       10.56      10.00
Enterprise Managed............................      10.77       10.75        9.97      10.00
Enterprise Emerging Countries.................         --          --          --     $10.00
Enterprise International Growth...............      12.11       14.82       10.55      10.00
Enterprise Worldwide Growth...................         --          --          --     $10.00
Enterprise High Yield Bond....................       9.86       10.25        9.99      10.00
Enterprise Growth.............................      11.78       12.94       10.53      10.00
Enterprise Growth and Income..................      12.08       12.13       10.19      10.00
Enterprise Small Company Growth...............      16.78       16.69       10.87      10.00
Enterprise Equity Income......................      11.25       10.70       10.25      10.00
Enterprise Capital Appreciation...............      14.38       16.92       11.02      10.00
Enterprise Multi-Cap Growth...................      19.91       29.10          --      10.00
Enterprise Balanced...........................      10.30       10.49          --      10.00
Dreyfus Stock Index...........................       9.54       10.66          --      10.00
The Dreyfus Socially Responsible Growth.......      10.18       11.59          --      10.00
Fidelity VIP Growth...........................      10.02       11.42          --      10.00
Fidelity VIP II Contrafund....................      10.12       10.99          --      10.00
Fidelity VIII Growth Opportunities............       8.03        9.82          --      10.00
Janus Aspen Series Aggressive Growth..........      10.90       16.22          --      10.00
Janus Aspen Series Balanced...................      10.61       11.00          --      10.00
Janus Aspen Series Capital Appreciation.......      10.41       12.89          --      10.00
Janus Aspen Series Worldwide Growth...........      11.58       13.91          --      10.00



                                                             UNITS OUTSTANDING
                                                    -----------------------------------
                                                     DEC. 31,     DEC. 31,     DEC. 31,
SUBACCOUNT                                             2000         1999         1998
----------                                          ----------   ----------    --------
MONY Money Market.................................   9,408,383    7,761,160    142,487
MONY Intermediate Bond............................   1,660,729      913,085     24,535
MONY Long Term Bond...............................   2,367,333    1,406,502     39,054
MONY Government Securities........................   2,116,059    1,488,308     54,777
Enterprise Mid-Cap Growth.........................          --           --         --
Enterprise Equity.................................   9,303,452    2,348,518     64,500
Enterprise Small Company Value....................   5,755,083    3,513,450     36,198
Enterprise Managed................................  15,740,006   11,932,847    215,756
Enterprise Emerging Countries.....................          --           --         --
Enterprise International Growth...................   2,150,650    1,074,763     15,811

                                                             UNITS OUTSTANDING
                                                    -----------------------------------
                                                     DEC. 31,     DEC. 31,     DEC. 31,
SUBACCOUNT                                             2000         1999         1998
----------                                          ----------   ----------    --------
Enterprise Worldwide Growth.......................          --           --         --
Enterprise High Yield Bond........................   2,486,623    1,520,029     24,732
Enterprise Growth.................................  23,412,645   16,952,783    154,728
Enterprise Growth and Income......................  12,270,052    7,122,762     26,693
Enterprise Small Company Growth...................   4,116,238    1,281,793     17,887
Enterprise Equity Income..........................   2,500,601    2,472,972     19,409
Enterprise Capital Appreciation...................   4,167,672    1,802,006     20,360
Enterprise Multi-Cap Growth.......................   5,662,101    1,605,055         --
Enterprise Balanced...............................   1,446,912      917,822         --
Dreyfus Stock Index...............................   8,848,044    4,223,029         --
The Dreyfus Socially Responsible Growth...........   1,447,492      529,031         --
Fidelity VIP Growth...............................   5,959,654    1,948,202         --
Fidelity VIP II Contrafund........................   6,048,806    2,355,687         --
Fidelity VIII Growth Opportunities................   2,060,245      913,852         --
Janus Aspen Series Aggressive Growth..............   7,384,340    2,153,830         --
Janus Aspen Series Balanced.......................   6,133,522    1,933,982         --
Janus Aspen Series Capital Appreciation...........   7,254,361    2,955,486         --
Janus Aspen Series Worldwide Growth...............   8,075,215    1,775,017         --

      The following chart may help you understand how the contract works:

                        [MONY LIFE INSURANCE FLOW CHART]

                     DETAILED INFORMATION ABOUT THE COMPANY
                      AND MONY AMERICA VARIABLE ACCOUNT A

MONY LIFE INSURANCE COMPANY OF AMERICA

     MONY Life Insurance Company of America issues the policy. In this prospectus MONY Life Insurance Company of America is called the "Company". The Company is a stock life insurance company organized in the State of Arizona. The Company is currently licensed to sell life insurance and annuities in 49 states (not including New York), the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

     The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). The principal offices of both MONY and the Company are located at 1740 Broadway, New York, New York 10019. MONY was organized as a mutual life insurance company under the laws of the State of New York in 1842 as The Mutual Life Insurance Company of New York. In 1998, The Mutual Life Insurance Company of New York converted to a stock company through demutualization and was renamed MONY Life Insurance Company. The demutualization did not have any material effect on the obligations of the Company under the Contracts or on MONY America Variable Account A.

     At August 16, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was A (Excellent). This rating is based upon an analysis of financial condition and operating performance. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the policies.

MONY AMERICA VARIABLE ACCOUNT A

     MONY America Variable Account A is a separate investment account of the Company. Presently, only purchase payments for individual flexible payment variable annuity contracts are permitted to be allocated to MONY America Variable Account A. The assets in MONY America Variable Account A are kept separate from the general account assets and other separate accounts of the Company.

     The Company owns the assets in MONY America Variable Account A. The Company is required to keep assets in MONY America Variable Account A that equal the total market value of the contract liabilities funded by MONY America Variable Account A. Realized or unrealized income gains or losses of MONY America Variable Account A are credited or charged against MONY America Variable Account A assets without regard to the other income, gains or losses of the Company. Reserves and other liabilities under the contracts are assets of MONY America Variable Account A. MONY America Variable Account A assets are not chargeable with liabilities of the Company's other businesses. All obligations under the contract are general corporate obligations of the Company. The Company may accumulate in MONY America Variable Account A proceeds from various contract charges applicable to those assets. From time to time, any such additional assets may be transferred in cash to the Company's General Account.

     MONY America Variable Account A was authorized by the Board of Directors of the Company and established under Arizona law on March 27, 1987. MONY America Variable Account A is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company. This does not involve any supervision by the SEC or the management or investment policies or practices of MONY America Variable Account A. For state law purposes, MONY America Variable Account A is treated as a part or division of the Company.

     MONY America Variable Account A is divided into subdivisions called subaccounts. Each subaccount invests only in shares of a designated portfolio of the Funds. For example, the Long Term Bond Subaccount invests solely in shares of the MONY Series Fund, Inc. Long Term Bond Portfolio. These portfolios serve only as the underlying investment for variable annuity and variable life insurance contracts issued through separate accounts of the Company or other life insurance companies. The portfolios may also be available to certain pension accounts. The portfolios are not available directly to individual investors. In the future, the Company may establish additional subaccounts of MONY America Variable Account A. Future subaccounts may invest in other portfolios of the Funds or in other securities.

     The following table lists the subaccounts of MONY America Variable Account A that are available to you, their respective investment objectives, and which Fund portfolio shares are purchased:


   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   MONY MONEY MARKET SUBACCOUNT                  Seeks to maximize current income
                                                 consistent with preservation of capital
   This subaccount purchases shares of the       and maintenance of liquidity by investing
   MONY Series Fund, Inc. Money Market           primarily in high quality, short-term
   Portfolio.                                    money market instruments.
   --------------------------------------------------------------------------------------------

   MONY GOVERNMENT SECURITIES SUBACCOUNT         Seeks to maximize income and capital
                                                 appreciation by investing in bonds, notes
   This subaccount purchases shares of the       and other obligations either issued or
   MONY Series Fund, Inc. Government             guaranteed by the U.S. Government, its
   Securities Portfolio.                         agencies or instrumentalities, together
                                                 having a weighted average maturity of
                                                 between 4 to 8 years.
   --------------------------------------------------------------------------------------------

   MONY INTERMEDIATE TERM BOND SUBACCOUNT        Seeks to maximize income and capital
                                                 appreciation over the intermediate term by
   This subaccount purchases shares of the       investing in highly rated fixed income
   MONY Series Fund, Inc. Intermediate Term      securities issued by a diverse mix of
   Bond Portfolio.                               corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities together having a
                                                 dollar-weighted average maturity of
                                                 between 4 and 8 years.
   --------------------------------------------------------------------------------------------

   MONY LONG TERM BOND SUBACCOUNT                Seeks to maximize income and capital
                                                 appreciation over the longer term by
   This subaccount purchases shares of the       investing in highly-rated fixed income
   MONY Series Fund, Inc. Long Term Bond         securities issued by a diverse mix of
   Portfolio.                                    corporations, the U.S. Government and its
                                                 agencies or instrumentalities, as well as
                                                 mortgage-backed and asset-backed
                                                 securities together having a
                                                 dollar-weighted average maturity of more
                                                 than 8 years.
   --------------------------------------------------------------------------------------------

   ENTERPRISE MID-CAP GROWTH SUBACCOUNT          Seeks long-term capital appreciation by
                                                 investing primarily in companies with
   This subaccount purchases shares of the       market capitalizations corresponding to
   Enterprise Accumulation Trust Mid-Cap         the middle 90% of the Russell Mid-Cap
   Growth Portfolio.                             Growth Index, as measured at the time of
                                                 purchase by the Portfolio. Normally at
                                                 least 75% of its total assets in common
                                                 stocks will be in U.S. mid-sized
                                                 companies.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   ENTERPRISE EQUITY INCOME SUBACCOUNT           Invests in a combination of growth and
                                                 income. Seeks to achieve an above average
   This subaccount purchases shares of the       and consistent total return, primarily
   Enterprise Accumulation Trust Equity          from investments in dividend paying U.S.
   Income Portfolio.                             common stocks.
   --------------------------------------------------------------------------------------------

   ENTERPRISE GROWTH AND INCOME SUBACCOUNT       Seeks total return through capital
                                                 appreciation with income as a secondary
   This subaccount purchases shares of the       consideration by investing in a broadly
   Enterprise Accumulation Trust Growth and      diversified group of U.S. common stocks of
   Income Portfolio.                             large capitalization companies.
   --------------------------------------------------------------------------------------------

   ENTERPRISE GROWTH SUBACCOUNT                  Seeks capital appreciation, primarily from
                                                 investments in U.S. common stocks of large
   This subaccount purchases shares of the       capitalization companies. Pursues goal by
   Enterprise Accumulation Trust Growth          investing in companies with long-term
   Portfolio.                                    earnings potential, but which are
                                                 currently selling at a discount to their
                                                 estimated long-term value.
   --------------------------------------------------------------------------------------------

   ENTERPRISE EQUITY SUBACCOUNT                  Seeks long-term capital appreciation by
                                                 investing primarily in U.S. common stock
   This subaccount purchases shares of the       of companies that meet the portfolio
   Enterprise Accumulation Trust Equity          manager's criteria of high return on
   Portfolio.                                    investment capital, strong positions
                                                 within their industries, sound financial
                                                 fundamentals and management committed to
                                                 shareholder interests.
   --------------------------------------------------------------------------------------------

   ENTERPRISE CAPITAL APPRECIATION SUBACCOUNT    Seeks maximum capital appreciation,
                                                 primarily through investment in common
   This subaccount purchases shares of the       stocks of U.S. companies that demonstrate
   Enterprise Accumulation Trust Capital         accelerating earnings momentum and
   Appreciation Portfolio.                       consistently strong financial
                                                 characteristics.
   --------------------------------------------------------------------------------------------

   ENTERPRISE MANAGED SUBACCOUNT                 Seeks growth of capital over time by
                                                 investing in a portfolio consisting of
   This subaccount purchases shares of the       common stocks, bonds and cash equivalents,
   Enterprise Accumulation Trust Managed         the percentages of which vary over time
   Portfolio.                                    based on the investment manager's
                                                 assessment of economic and market trends
                                                 and its perception of the relative
                                                 investment values available from such
                                                 types of securities at any given time.
   --------------------------------------------------------------------------------------------

   ENTERPRISE SMALL COMPANY GROWTH SUBACCOUNT    Seeks capital appreciation by investing
                                                 primarily in common stocks of small
   This subaccount purchases shares of the       capitalization companies believed by the
   Enterprise Accumulation Trust Small           portfolio manager to have an outlook for
   Company Growth Portfolio.                     strong earnings growth and potential for
                                                 significant capital appreciation.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   ENTERPRISE SMALL COMPANY VALUE SUBACCOUNT     Seeks maximum capital appreciation by
                                                 investing primarily in common stocks of
   This subaccount purchases shares of the       small capitalization companies that the
   Enterprise Accumulation Trust Small           portfolio manager believes are
   Company Value Portfolio.                      undervalued -- that is the stock's market
                                                 price does not fully reflect the company's
                                                 value.
   --------------------------------------------------------------------------------------------

   ENTERPRISE EMERGING COUNTRIES SUBACCOUNT      Seeks long-term capital appreciation by
                                                 normally investing at least 65% of its
   This subaccount purchases shares of the       assets in equity securities of foreign
   Enterprise Emerging Countries Portfolio.      companies located in at least three
                                                 countries with emerging securities markets
                                                 (as defined by the International Finance
                                                 Corporation).
   --------------------------------------------------------------------------------------------

   ENTERPRISE INTERNATIONAL GROWTH SUBACCOUNT    Seeks capital appreciation by investing
                                                 primarily in a diversified portfolio of
   This subaccount purchases shares of the       non-United States equity securities that
   Enterprise Accumulation Trust                 the portfolio manager believes are
   International Growth Portfolio.               undervalued.
   --------------------------------------------------------------------------------------------

   ENTERPRISE WORLDWIDE GROWTH SUBACCOUNT        Seeks long-term capital appreciation by
                                                 investing primarily in equity securities
   This subaccount purchases shares of the       of foreign and domestic companies, and
   Enterprise Worldwide Growth Portfolio.        normally it will invest at least 65% of
                                                 its total assets in securities of
                                                 companies that are located in at least
                                                 three different countries with emerging
                                                 securities markets.
   --------------------------------------------------------------------------------------------

   ENTERPRISE HIGH YIELD BOND SUBACCOUNT         Seeks maximum current income by primarily
                                                 investing in high yield, income producing
   This subaccount purchases shares of the       U.S. corporate bonds rated B3 or better by
   Enterprise Accumulation Trust High Yield      Moody's Investors Service, Inc., or B- or
   Bond Portfolio.                               better by Standard & Poor's Corporation.
                                                 These lower rated bonds are commonly
                                                 referred to as "Junk Bonds." Bonds of this
                                                 type are considered to be speculative with
                                                 regard to the payment of interest and
                                                 return of principal. Investment in these
                                                 types of securities has special risks and
                                                 therefore, may not be suitable for all
                                                 investors. Investors should carefully
                                                 assess the risks associated with
                                                 allocating premium payments to this
                                                 subaccount.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   ENTERPRISE BALANCED SUBACCOUNT                Seeks long-term total return. Generally,
                                                 between 55% and 75% of its total assets
   This subaccount purchases shares of the       will be invested in equity securities, and
   Enterprise Accumulation Trust Balanced        between 45% and 25% in fixed income
   Portfolio.                                    securities to provide a stable flow of
                                                 income. Allocation will vary based on the
                                                 manager's assessment of the return
                                                 potential of each asset class.
   --------------------------------------------------------------------------------------------
   ENTERPRISE MULTI-CAP GROWTH SUBACCOUNT        Seeks long-term capital appreciation by
                                                 primarily investing in growth stocks.
   This subaccount purchases shares of the       Companies will tend to fall into one of
   Enterprise Accumulation Trust Multi-Cap       two categories: companies that offer goods
   Growth Portfolio.                             or services to a rapidly expanding
                                                 marketplace or companies experiencing a
                                                 major change that is expected to produce
                                                 advantageous results.
   --------------------------------------------------------------------------------------------
   DREYFUS STOCK INDEX SUBACCOUNT                Seeks to match the total return of the
                                                 Standard & Poor's 500 Composite Stock
   This subaccount purchases shares of the       Price Index. To pursue this goal, the fund
   Dreyfus Stock Index Fund.                     generally invests in all 500 stocks in the
                                                 S&P 500 in proportion to their weighting
                                                 in the index.
   --------------------------------------------------------------------------------------------
   THE DREYFUS SOCIALLY RESPONSIBLE GROWTH       Seeks to provide capital growth, with
   SUBACCOUNT                                    current income as a secondary goal. To
                                                 pursue these goals, the fund invests
   This subaccount purchases shares of The       primarily in common stock of companies
   Dreyfus Socially Responsible Growth Fund,     that, in the opinion of its management,
   Inc.                                          meet traditional investment standards and
                                                 conduct their business in a manner that
                                                 contributes to the enhancement of the
                                                 quality of life in America.
   --------------------------------------------------------------------------------------------
   FIDELITY VIP GROWTH SUBACCOUNT                Seeks to achieve capital appreciation by
                                                 investing its assets primarily in common
   This subaccount purchases shares of           stocks that it believes have above-average
   Fidelity Variable Insurance Products Fund     growth potential. Tends to be companies
   (VIP) Growth Portfolio.                       with higher than average price/earnings
                                                 ratios, and with new products,
                                                 technologies, distribution channels or
                                                 other opportunities, or with a strong
                                                 industry or market position. May invest in
                                                 securities of foreign issuers in addition
                                                 to those of domestic issuers.
   --------------------------------------------------------------------------------------------
   FIDELITY VIP II CONTRAFUND(R) SUBACCOUNT      Seeks long-term capital appreciation by
                                                 investing mainly in equity securities of
   This subaccount purchases shares of           companies whose value it believes is not
   Fidelity Variable Insurance Products Fund     fully recognized by the public. Typically,
   II (VIP II) Contrafund(R) Portfolio.          includes companies in turnaround
                                                 situations, companies experiencing
                                                 transitory difficulties, and undervalued
                                                 companies. May invest in securities of
                                                 foreign issuers in addition to those of
                                                 domestic issuers.
   --------------------------------------------------------------------------------------------

   --------------------------------------------------------------------------------------------
      SUBACCOUNT AND DESIGNATED PORTFOLIO                   INVESTMENT OBJECTIVE
   --------------------------------------------------------------------------------------------
   FIDELITY VIP III GROWTH OPPORTUNITIES         Seeks to provide capital growth by
   SUBACCOUNT                                    investing primarily in common stocks. May
                                                 also invest in other types of securities,
   This subaccount purchases shares of           including bonds, which may be
   Fidelity Variable Insurance Products Fund     lower-quality debt securities. May invest
   III (VIP III) Growth Opportunities            in securities of foreign issuers in
   Portfolio.                                    addition to those of domestic issuers.
   --------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES AGGRESSIVE GROWTH          Seeks long-term growth of capital by
   SUBACCOUNT                                    investing primarily in common stocks
                                                 selected for their growth potential.
   This subaccount purchases shares of Janus     Normally, it invests at least 50% of its
   Aspen Series Aggressive Growth Portfolio.     equity assets in medium-sized companies
                                                 with market capitalization's falling
                                                 within the range of companies in the S&P
                                                 MidCap 400 Index.
   --------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES BALANCED SUBACCOUNT        Seeks long-term capital growth, consistent
                                                 with preservation of capital and balanced
   This subaccount purchases shares of Janus     by current income. Normally invests 40-60%
   Aspen Series Balanced Portfolio.              of its assets in securities selected
                                                 primarily for their growth potential, and
                                                 40-60% in securities selected primarily
                                                 for their income potential and at least
                                                 25% of its assets in fixed-income
                                                 securities.
   --------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES CAPITAL APPRECIATION       Seeks long-term growth of capital. It
   SUBACCOUNT                                    pursues its objective by investing
                                                 primarily in common stocks selected for
   This subaccount purchases shares of Janus     their growth potential. The portfolio may
   Aspen Series Capital Appreciation             invest in companies of any size, from
   Portfolio.                                    larger, well-established companies to
                                                 smaller, emerging growth companies.
   --------------------------------------------------------------------------------------------
   JANUS ASPEN SERIES WORLDWIDE GROWTH           Seeks long-term growth of capital in a
   SUBACCOUNT                                    manner consistent with the preservation of
                                                 capital. It pursues this objective by
   This subaccount purchases shares of Janus     investing primarily in common stocks of
   Aspen Series Worldwide Growth Portfolio.      companies of any size throughout the
                                                 world. Normally invests in issuers from at
                                                 least five different countries, including
                                                 the United States but may at times invest
                                                 in fewer than five countries or even in a
                                                 single country.
   --------------------------------------------------------------------------------------------

                                   THE FUNDS


     Each available subaccount of MONY America Variable Account A will invest only in the shares of the Funds. The Funds (except for Janus Aspen Series Aggressive Growth and Capital Appreciation portfolios) are diversified, open-end management investment companies. The Janus Aspen Series Aggressive Growth and Capital Appreciation Portfolios are non-diversified, open-end management investment companies. The Funds are registered with the SEC under the Investment Company Act of 1940. These registrations do not involve supervision by the SEC of the management or investment practices or policies of the Funds. The Funds, or either of them, may withdraw from sale any or all the respective portfolios as allowed by applicable law.

MONY SERIES FUND, INC.

     MONY Series Fund, Inc. has a number of portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Each of the portfolios has different investment objectives and policies. The Company is a registered investment adviser under the Investment Advisers Act of 1940. The Company, as investment adviser, currently pays the compensation of the Fund's directors, officers, and employees who are affiliated in some way with the Company. MONY Series Fund, Inc. pays for all other expenses including, for example, the calculation of the net asset value of the portfolios. To carry out its duties as an investment adviser, the Company has entered into a Services Agreement with MONY to provide personnel, equipment, facilities and other services. As the investment adviser to MONY Series Fund, Inc., the Company receives a daily investment adviser fee for each portfolio (see chart below). Fees are deducted daily and paid to the Company monthly.

     The following table describes the portfolios available and the investment advisory fees:

--------------------------------------------------------------------------------------------
                 PORTFOLIO                                 INVESTMENT ADVISER FEE
--------------------------------------------------------------------------------------------
  GOVERNMENT SECURITIES PORTFOLIO               Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% in excess of $800 million of the
                                                portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------
  LONG TERM BOND PORTFOLIO                      Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% in excess of $800 million of the
                                                portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------
  INTERMEDIATE TERM BOND PORTFOLIO              Annual rate of 0.50% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% in excess of $800 million of the
                                                portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------
  MONEY MARKET PORTFOLIO                        Annual rate of 0.40% of the first $400
                                                million, 0.35% of the next $400 million, and
                                                0.30% of assets in excess of $800 million of
                                                the portfolio's aggregate average daily net
                                                assets.
--------------------------------------------------------------------------------------------

ENTERPRISE ACCUMULATION TRUST

     Enterprise Accumulation Trust has a number of portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Enterprise Capital Management, Inc. ("Enterprise Capital"), a wholly owned subsidiary of MONY Life Insurance Company, is the investment adviser of Enterprise Accumulation Trust. Enterprise Capital is responsible for the overall management of the portfolios, including meeting the investment objectives and policies of the portfolios. Enterprise Capital contracts with sub-investment advisers to assist in managing the portfolios. For information about the sub-advisers for each portfolio, the Enterprise Accumulation Trust prospectus included in this Prospectus Portfolio. Enterprise Accumulation Trust pays an investment adviser fee to Enterprise Capital which in turn pays the sub-investment advisers. Fees are deducted daily and paid to Enterprise Capital on a monthly basis. The sub-investment adviser and daily investment adviser fees and sub-investment adviser fees for each portfolio are shown in the table below:


------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  MID-CAP GROWTH PORTFOLIO            Annual rate of 0.75% of the     Annual rate of 0.4375% of
                                      portfolio's average daily       the first $50 million;
  Nicholas-Applegate Capital          net assets.                     0.375% of the next $450
  Management                                                          million; and 0.3375% of the
                                                                      next $500 million; and
                                                                      0.325% in excess of $1
                                                                      billion of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  EQUITY PORTFOLIO                    Annual rate of 0.80% of the     Annual rate of 0.40% up to
                                      first $400 million, 0.75% of    $1 billion, and 0.30% in
  TCW Investment Management Company   the next $400 million and       excess of $1 billion of the
  is the sub-investment adviser.      0.70% in excess of $800         portfolio's average daily
                                      million of the portfolio's      net assets.
                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  MANAGED PORTFOLIO                   Annual rate of 0.80% of the     Wellington Management
                                      first $400 million, 0.75% of    Company's fee for the assets
  Wellington Management Company, LLP  the next $400 million and       of the Portfolio it manages
  and Sanford C. Bernstein & Co.,     0.70% in excess of $800         is an annual rate of 0.40%
  Inc. are the sub-investment         million of the portfolio's      up to $500 million, 0.35% of
  advisers.                           average daily net assets.       the next $500 million, 0.30%
                                                                      of the next $1 billion, and
                                                                      0.25% in excess of $2
                                                                      billion of the portfolio's
                                                                      average daily net assets.
                                                                      Sanford C. Bernstein & Co.,
                                                                      Inc.'s fee for the assets of
                                                                      the Portfolio it manages is
                                                                      an annual rate of 0.40% up
                                                                      to $10 million, 0.30% from
                                                                      $10 million to $50 million,
                                                                      0.20% from $50 million to
                                                                      $100 million, and 0.10% in
                                                                      excess of $100 million of
                                                                      the portfolio's average
                                                                      daily net assets.
------------------------------------------------------------------------------------------------------
  SMALL COMPANY VALUE PORTFOLIO       Annual rate of 0.80% of the     Annual rate of 0.40% of the
                                      first $400 million, 0.75% of    first $1 billion and 0.30%
  Gabelli Asset Company is the        the next $400 million and       in excess of $1 billion of
  sub-investment adviser.             0.70% in excess of $800         the portfolio's average
                                      million of the portfolio's      daily net assets.
                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  HIGH YIELD BOND PORTFOLIO           Annual rate of 0.60% of the     Annual rate of 0.30% of the
                                      portfolio's average daily       first $100 million and 0.25%
  Caywood-Scholl Capital Management   net assets.                     in excess of $100 million of
  is the sub-investment adviser.                                      the portfolio's average
                                                                      daily net assets.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  EMERGING COUNTRIES PORTFOLIO        Annual rate of 1.25% of the     Annual rate of 0.6875% on
                                      portfolio's average daily       the first $50 million; and
  Nicholas-Applegate Capital          net assets.                     0.6250% in excess of $50
  Management                                                          million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  INTERNATIONAL GROWTH PORTFOLIO
                                      Annual rate of 0.85% of the     Annual rate of 0.40% of the
  Vontobel USA, Inc. is the           portfolio's average daily       first $100 million, 0.35% of
  sub-investment adviser.             net assets.                     $100 million to $200
                                                                      million, 0.30% of $200
                                                                      million to $500 million and
                                                                      0.25% in excess of $500
                                                                      million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  WORLDWIDE GROWTH PORTFOLIO          Annual rate of 1.00% of the     Annual rate of 0.5375% of
                                      portfolio's average daily       the first $50 million; 0.50%
  Nicholas-Applegate Capital          net assets.                     of the next $450 million;
  Management                                                          0.45% of the next $500
                                                                      million; and 0.425% in
                                                                      excess of $1 billion of the
                                                                      portfolio's average daily
                                                                      net assets.
------------------------------------------------------------------------------------------------------
  GROWTH PORTFOLIO
                                      Annual rate of 0.75% of the     Annual rate of 0.30% of the
  Montag & Caldwell, Inc. is the      portfolio's average daily       first $1 billion and 0.20%
  sub-investment adviser.             net assets.                     in excess of $1 billion of
                                                                      the portfolio's average
                                                                      daily net assets.
------------------------------------------------------------------------------------------------------
  GROWTH AND INCOME PORTFOLIO
                                      Annual rate of 0.75% of the     Annual rate of 0.30% of the
  Retirement System Investors, Inc.   portfolio's average daily       first $100 million, 0.25% of
  is the sub-investment adviser.      net assets.                     the next $100 million, and
                                                                      0.20% in excess of $200
                                                                      million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  EQUITY INCOME PORTFOLIO
                                      Annual rate of 0.75% of the     Annual rate of 0.30% of the
  1740 Advisers, Inc. (affiliate of   portfolio's average daily       first $100 million, 0.25% of
  MONY Life Insurance Company of      net assets.                     the next $100 million, and
  America) is the sub-investment                                      0.20% in excess of $200
  adviser.                                                            million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  SMALL COMPANY GROWTH PORTFOLIO
                                      Annual rate of 1.00% of the     Annual rate of 0.65% of the
  William D. Witter, Inc. is the      portfolio's average daily       first $50 million, 0.55% of
  sub-investment adviser.             net assets.                     the next $50 million and
                                                                      0.45% in excess of $100
                                                                      million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  CAPITAL APPRECIATION PORTFOLIO      Annual rate of 0.75% of the     Annual rate of 0.45% of the
                                      portfolio's average daily       portfolio's average daily
  Marsico Capital Management, LLC is  net assets.                     net assets.
  the sub-investment adviser.
------------------------------------------------------------------------------------------------------
  BALANCED PORTFOLIO                  Annual rate of 0.75% of the     Annual rate of 0.30% up to
                                      average daily net assets.       $100 million, 0.25% of $100
  Montag & Caldwell, Inc. is the                                      million to $200 million and
  sub-investment adviser.                                             0.20% in excess of $200
                                                                      million of the portfolio's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------
  MULTI-CAP GROWTH PORTFOLIO          Annual rate of 1.00% of the     Annual rate of 0.40% of the
                                      average daily net assets.       average daily net assets.
  Fred Alger Management Inc. is the
  sub-investment adviser.
------------------------------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.

     The Dreyfus Corporation is the investment adviser of the Dreyfus Stock Index Fund and The Dreyfus Socially Responsible Growth Fund, Inc. As described below, The Dreyfus Corporation contracts with sub-investment advisers to assist in managing the portfolios as noted below. Fees are deducted on a monthly basis. The daily investment adviser fees and sub-investment adviser fees for each portfolio are shown in the table below.

------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  DREYFUS STOCK INDEX FUND            Annual rate of 0.245% of the    Annual rate of 0.01% of the
                                      fund's average daily net        value of the fund's average
  Mellon Equity Associates is the     assets.                         daily net assets.
  sub-investment adviser.
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
PORTFOLIO AND SUB-INVESTMENT ADVISER     INVESTMENT ADVISER FEE        SUB-INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------------------
  THE DREYFUS SOCIALLY RESPONSIBLE    Annual rate of 0.75% of the     Annual rate of 0.10% of the
  GROWTH FUND, INC.                   fund's average daily net        first $32 million, 0.15% in
                                      assets.                         excess of $32 million up to
  NCM Capital Management Group, Inc.                                  $150 million, 0.20% in
  is the sub-investment adviser.                                      excess of $150 million up to
                                                                      $300 million, 0.25% in
                                                                      excess of $300 million of
                                                                      the value of the fund's
                                                                      average daily net assets.
------------------------------------------------------------------------------------------------------


FIDELITY VARIABLE INSURANCE PRODUCTS FUND -- GROWTH PORTFOLIO
FIDELITY VARIABLE INSURANCE PRODUCTS FUND II -- CONTRAFUND(R) PORTFOLIO FIDELITY VARIABLE INSURANCE PRODUCTS FUND III -- GROWTH OPPORTUNITIES PORTFOLIO


     Fidelity Management & Research ("FMR") is each fund's investment manager. As the manager, FMR is responsible for choosing investments for the funds and handling the funds' business affairs. Affiliates assist FMR with foreign investments. The daily investment adviser fee for each portfolio is shown in the table below.

------------------------------------------------------------------------------------------
   PORTFOLIO AND SUB-INVESTMENT ADVISERS                 INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS         The fee is calculated by adding a group fee
  FUND -- GROWTH PORTFOLIO                     rate to an individual fee rate, dividing by
                                               twelve, and multiplying the result by the
                                               Fund's average net assets throughout the
                                               month. The group fee rate is based on the
                                               average net assets of all the mutual funds
                                               advised by FMR. This group rate cannot rise
                                               above 0.52% for this Fund, and it drops as
                                               total assets under management increase. The
                                               individual fee rate for this Fund is 0.30%
                                               of the Fund's average net assets.
------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND    The fee is calculated by adding a group fee
  II -- CONTRAFUND(R) PORTFOLIO                rate to an individual fee rate, dividing by
                                               twelve, and multiplying the result by the
  Fidelity Management & Research (U.K.)        Fund's average net assets throughout the
  Inc. and Fidelity Management & Research      month. The group fee rate is based on the
  Far East Inc. are the sub-investment         average net assets of all the mutual funds
  advisers.                                    advised by FMR. This group rate cannot rise
                                               above 0.52% for this Fund, and it drops as
                                               total assets under management increase. The
                                               individual fee rate for this Fund is 0.30%
                                               of the Fund's average net assets.
------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------
   PORTFOLIO AND SUB-INVESTMENT ADVISERS                 INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------
  FIDELITY VARIABLE INSURANCE PRODUCTS FUND    The fee is calculated by adding a group fee
  III -- GROWTH OPPORTUNITIES PORTFOLIO        rate to an individual fee rate, dividing by
                                               twelve, and multiplying the result by the
  Fidelity Management & Research (U.K.)        Fund's average net assets throughout the
  Inc. and Fidelity Management & Research      month. The group fee rate is based on the
  Far East Inc. are the sub-investment         average net assets of all the mutual funds
  advisers.                                    advised by FMR. This group rate cannot rise
                                               above 0.52% for this Fund, and it drops as
                                               total assets under management increase. The
                                               individual fee rate for this Fund is 0.30%
                                               of the Fund's average net assets.
------------------------------------------------------------------------------------------

JANUS ASPEN SERIES

     Janus Aspen Series has several portfolios. The shares of some of the portfolios can be purchased by the subaccounts available to you. Janus Capital is the investment adviser to each of the portfolios and is responsible for the day-to-day management of the investment portfolios and other business affairs of the portfolios. The daily investment adviser fee for each portfolio is shown in the table below.

------------------------------------------------------------------------------------------
                 PORTFOLIO                               INVESTMENT ADVISER FEE
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES AGGRESSIVE GROWTH         Annual rate of 0.65% of the portfolio's
  PORTFOLIO                                    average daily net assets.
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES BALANCED PORTFOLIO        Annual rate of 0.65% of the portfolio's
                                               average daily net assets.
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES CAPITAL APPRECIATION      Annual rate of 0.65% of the portfolio's
  PORTFOLIO                                    average daily net assets.
------------------------------------------------------------------------------------------
  JANUS ASPEN SERIES WORLDWIDE GROWTH          Annual rate of 0.65% of the portfolio's
  PORTFOLIO                                    average daily net assets.
------------------------------------------------------------------------------------------

     The investment objectives of each portfolio (except for the Janus portfolios) are fundamental and may not be changed without the approval of the holders of a majority of the outstanding shares of the portfolio affected. For each of the Funds a majority means the lesser of:

          (1) 67% of the portfolio shares represented at a meeting at which more than 50% of the outstanding portfolio shares are represented, or

          (2) more than 50% of the outstanding portfolio shares.

     The investment objectives of the Janus portfolios are non-fundamental and may be changed by the Fund's Trustees without a shareholder vote.

     Each Owner should periodically review their allocation of purchase payments and Cash Values among the subaccounts and the guaranteed interest account in light of their current objectives, the current market conditions, and the risks of investing in each of the Funds' various portfolios. A full description of the objectives, policies, restrictions, risks and expenses for each of the Funds' portfolios can be found in the accompanying prospectus for each of the Funds. The prospectus for each of the Funds should be read together with this prospectus.

PURCHASE OF PORTFOLIO SHARES BY MONY AMERICA VARIABLE ACCOUNT A

     MONY America Variable Account A will buy and redeem shares from the Funds at net asset value. Shares will be redeemed when needed for the Company to:

     - Collect charges under the Contracts.

     - Pay Cash Value on full surrenders of the Contracts.

     - Fund partial surrenders.

     - Provide benefits under the Contracts.

     - Transfer assets from one subaccount to another or between one or more subaccounts of MONY America Variable Account A and the Guaranteed Interest Account as requested by Owners.

Any dividend or capital gain distribution received from a portfolio of a Fund will be:

     - Reinvested immediately at net asset value in shares of that portfolio.

     - Kept as assets of the corresponding subaccount.

CASH VALUE -- The Contract's Fund Value, less (1) any applicable Surrender Charge, (2) any outstanding loan, and (3) any applicable market value adjustment.

     The Boards of Directors or Trustees of the Funds monitor the respective Fund for the existence of material irreconcilable conflict between the interests of variable annuity Owners and variable life insurance Owners. The Boards shall report any such conflict to the boards of the Company and its affiliates. The Boards of Directors of the Company and its affiliates have agreed to be responsible for reporting any potential or existing conflicts to the Directors and Trustees of each of the Funds. The Boards of Directors of the Company and its affiliates will remedy any conflict at their own cost. The remedy may include establishing a new registered management investment company and segregating the assets underlying the variable annuity contracts and the variable life insurance contracts.

GUARANTEED INTEREST ACCOUNT

     The Guaranteed Interest Account is a part of the Company's General Account and consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including MONY America Variable Account A.

     Crediting of Interest. The entire initial purchase payment always earns interest at a rate not less than 3.5% per year until the end of the Right to Return Contract period. When the Right to Return Contract period ends, the entire initial purchase payment plus interest earned is transferred to the selected subaccounts and Guaranteed Interest Account accumulation periods.

     Any Net Purchase Payments you as Owner of the Contract allocate to the Guaranteed Interest Account will be credited with interest at the rate declared by the Company. The Company guarantees that the rate credited will not be less than 3.5% (0.0094%, compounded daily). If you allocate purchase payments (or transfer funds) to the Guaranteed Interest Account, you will choose between accumulation periods of 3, 5, 7, or 10 years for contracts issued in most states. The accumulation period is limited to one year for contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania. Before the beginning of each calendar month, the Company will declare interest rates for each period, if those rates will be higher than the guaranteed rate. Each interest rate declared by the Company will be applicable for all Net Purchase Payments received or transfers from MONY America Variable Account A completed within the period during which it is effective. Purchase payments you allocate to the Accumulation Period you select will receive this interest rate for the entire period. Within 45 days, but not less than 15 days before the Accumulation Period expires, we will notify you of the new rates we are then declaring. When the period expires you can elect an accumulation period of 3, 5, 7, or 10 years or may elect to transfer the entire amount allocated to the expiring accumulation period to the separate account. This election is not permitted for contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania. If you make no election, the entire amount allocated to the expiring accumulation period will automatically be held for an accumulation period of the same length. If that period will extend beyond the maturity date or if that period is no longer offered, the money will be transferred into the Money Market subaccount.

     Surrenders. When you as Contract Owner request Contract Fund Values from the Guaranteed Interest Account be transferred to MONY America Variable Account A, surrendered, loaned to you, or used to pay any charge imposed in accordance with the Contract, you must tell the Company the source by interest rate accumulation period of amounts you request be transferred, surrendered, loaned, or used to pay charges.

     Market Value Adjustment. Amounts taken from the Guaranteed Interest Account because of partial and full surrenders or transfers from the Guaranteed Interest Account are subject to Market Value Adjustment for contracts issued in most states. This Adjustment is determined by multiplying the amount of the surrender or transfer from each accumulation period and interest rate by the following factor:

                         [(1 + a)/(1 + b)](n-t)/12) - 1

where

        a = rate declared at the beginning of accumulation period

        b = rate then currently declared for an accumulation period equal to the time remaining in the guaranteed period, plus 0.25%

        n = guaranteed period in months

        t = number of elapsed months (or portion thereof) in the guaranteed period

     If an Accumulation Period equal to the time remaining is not issued by the Company, the rate will be an interpolation between two available Accumulation Periods. If two such Periods are not available, we will use the rate for the next available Accumulation Period.

     Market Value Adjustments do not apply for partial or full surrenders or transfers requested within 30 days of the end of the accumulation period, nor to any benefits paid upon the death of the Annuitant. The Market Value Adjustment does apply to benefits paid upon death of the Owner. Market Value Adjustments also do not apply to contracts issued in certain states.

     The Guaranteed Interest Account and its Market Value Adjustment feature are described in greater detail in a separate prospectus attached to this prospectus for your convenience.

                     DETAILED INFORMATION ABOUT THE POLICY

     The Fund Value in MONY America Variable Account A and in the Guaranteed Interest Account with Market Value Adjustment provide many of the benefits of your Contract. The information in this section describes the benefits, features, charges and major provisions of the Contract and the extent to which those depend upon the Fund Value, particularly the Fund Value in MONY America Variable Account A. Attached to this prospectus is a prospectus describing the Guaranteed Interest Account with Market Value Adjustment and its various features, charges and major provisions.

PAYMENT AND ALLOCATION OF PURCHASE PAYMENTS

  Issuance of the Contract

     Individuals who want to buy a Contract must:

          (1) Complete an application;

          (2) Personally deliver the application to

             (a) a licensed agent of the Company who is also a registered representative of the principal underwriter for the Contracts, MONY Securities Corporation ("MSC"), or

             (b) a registered representative of a broker dealer which had been authorized by MSC to sell the Contract;

          (3) Pay the minimum initial purchase payment.

     The minimum purchase payment for individuals varies depending upon the use of the Contract and the method of purchase. The chart below shows the minimum purchase payment for each situation.

--------------------------------------------------------------------------------------------------------
                     USE OF CONTRACT OR
              METHOD OF MAKING PURCHASE PAYMENT                      MINIMUM PURCHASE PAYMENT
--------------------------------------------------------------------------------------------------------
    Individual retirement accounts and annuities under     $2,000
    Section 408 of the Code (other than Simplified
    Employee Pensions).
--------------------------------------------------------------------------------------------------------
    Non-Qualified Plans.                                   $2,000
--------------------------------------------------------------------------------------------------------
    H.R. 10 plans (self-employed individuals' retirement   $600
    plans under 401 or 403(c) of the Code), certain
    corporate or association retirement plans, Simplified
    Employee Pensions under Section 408 and 408A of the
    Code.
--------------------------------------------------------------------------------------------------------
    Annuity purchase plans sponsored by certain            $600
    tax-exempt organizations, governmental entities and
    deferred compensation plans under Section 457 of the
    Code.
--------------------------------------------------------------------------------------------------------
    Payroll deduction and automatic checking account       Annualized rate of $600 (i.e., $600 per year,
    withdrawal plans.                                      $300 semiannually, $150 quarterly or $50 per
                                                           month)
--------------------------------------------------------------------------------------------------------
    Government Allotment Plans                             $50 per month
--------------------------------------------------------------------------------------------------------

GOVERNMENT ALLOTMENT PLANS -- Payroll deduction plans used for financial products by government employees.

Additional purchase payments of at least $100 may be made at any time. However, for certain automatic payment plans, the smallest additional payment is $50.

     The Company reserves the right to revise its rules from time to time to specify different minimum Purchase Payments. In addition, the prior approval of the Company is needed before it will accept a Purchase Payment if, with that
Payment:

          (1) Cumulative Purchase Payments made under any one or more Contracts held by the Contract Owner, less

          (2) The amount of any prior partial surrenders and their Surrender Charges exceed $1,500,000.

     The Company reserves the right to reject an application for any reason permitted by law.

EFFECTIVE DATE -- The date the contract begins as shown in the Contract.

     Net Purchase Payments received before the Effective Date will be held in the Company's General Account and will be credited with interest at not less than 3.5% per year if:

          (1) The Contract is issued by the Company, and

          (2) The Contract is accepted by the Owner.

No interest will be paid if the Contract is not issued or if it is declined by the Owner. Net Purchase Payments will be held in the Company's General Account if:

          (1) The application is approved,

          (2) The Contract is issued, and

          (3) The Owner accepts the Contract.

These amounts will be held in that Account pending end of the Right to Return Contract Period. (See page 23.) Interest will be credited on amounts held in the General Account beginning on the date the amounts are received. Amounts are received on the day of actual receipt at the Company's Operation Center. The prospective buyer will be told the reasons for the delay, the initial Purchase Payment will be returned in full and the application declined if:

          (1) The application is not complete when received, and

          (2) The application is not completed within 5 days.

The application will not be declined if the prospective buyer consents to the Company's keeping the Purchase Payment until the application is completed.

  Right to Return Contract Provision

     The Owner may return the Contract within 10 days of the delivery date. The Contract must be returned to the Company or any agent of the Company. When the Company receives the Contract, it will be voided as if it were never in effect. The amount to be refunded is equal to all purchase payments received by the Company.

     For contracts issued in the State of Washington, an additional 10% penalty will be added to any purchase payment refund due that is not paid within 30 days of return of the Contract to the Company. For contracts issued in the State of Oklahoma, if payment is delayed more than 30 days, the Company will pay interest on the proceeds at a rate required by Oklahoma law.

  Allocation of Payments and Fund Value


     Allocation of Payments. On the application, the Owner may allocate Net Purchase Payments to any of the available subaccounts of MONY America Variable Account A or to the Guaranteed Interest Account. Net Purchase Payments (and any interest thereon) are held in the General Account if they are received before the end of the Right to Return Contract Period. The Net Purchase Payments will earn interest at a rate not less than 3.5% per year beginning on the later of

          (1) the Effective Date of the Contract, or

          (2) the date the Payment is received at the Company's Operations
     Center.

     Net Purchase Payments will continue to earn 3.5% annual interest until the Right to Return Contract Period expires (See "Right to Return Contract Provision" above.) After the Right to Return Contract Period has expired, the Contract's Fund Value will automatically be transferred to MONY America Variable Account A subaccount(s) or to the Guaranteed Interest Account according to the Owner's percentage allocation.

     After the Right to Return Contract Period, under a non-automatic payment plan, if the Owner does not:

          (1) Specify the amount to be allocated among subaccounts, or

          (2) Specify the percentage to be allocated among subaccounts, or

          (3) The amount or percentage specified is incorrect or incomplete,

the Net Purchase Payments will be allocated under the Owner's most recent instructions on record with the Company. The amount specified must not be less than $10.00 and the percentage specified must not be less than 5% of the Payment. For automatic payment plans, Net Purchase Payments will be allocated according to the Owner's most recent instructions on record.

     The Owner may change the specified allocation formula for future Net Purchase Payments at any time without charge by sending written notification to the Company at the Operations Center. Prior allocation instructions may also be changed by telephone subject to the rules of the Company and its right to terminate telephone allocation. The Company reserves the right to deny any telephone allocation request. If all telephone lines are busy (for example, during periods of substantial market fluctuations), Owners may be unable to request telephone allocation changes by telephone. In such cases, a Owner would submit a written request. Any such change, whether made in writing or by telephone, will be effective when recorded on the records of the Company, in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. The Company has adopted rules relating to changes of allocations by telephone which, among other things, outlines procedures designed, and which the Company believes are reasonable, to prevent unauthorized instructions. If these procedures are followed:

          (1) The Company shall not be liable for any loss as a result of following fraudulent telephone instructions; and

          (2) The Owner will, therefore, bear the entire risk of loss due to fraudulent telephone instructions.

A copy of the rules and the Company's form for electing telephone allocation privileges is available from licensed agents of the Company who are registered representatives of MSC or by calling 1-800-487-6669. The Company's form must be signed and received at the Company's Operations Center before telephone allocation instructions will be accepted.

     Net Purchase Payments may be allocated in whole percentages to any of the available subaccounts and to the Guaranteed Interest Account. Allocations must be in whole percentages, and no allocation may be for less than 5% of a Net Purchase Payment. Allocation percentages must total 100%. Contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania must maintain a minimum fund value balance of $2,500 in the Guaranteed Interest Account when an allocation to said account is chosen.

     When allocated Purchase Payments are received they are credited to subaccounts of MONY America Variable Account A in the form of Units. The number of Units is determined by dividing the dollar amount allocated to a particular subaccount by the unit value for that subaccount for the Business Day on which the Purchase Payment is received.

  Calculating Unit Values for Each Subaccount

     The unit value of each subaccount on its first Business Day was set at $10.00. The Company computes the unit value of a subaccount on any later Business Day as follows:

          (1) Calculate the value of the shares of the portfolio belonging to the subaccount as of the close of business that Business Day. This calculation is done before giving effect to any policy transactions for that day, such as purchase payments or surrenders. For this purpose, the net asset value per share reported to the Company by the managers of the portfolio is used.

          (2) Add the value of any dividends or capital gains distributions declared and reinvested by the portfolio during the valuation period. Subtract from this amount a charge for taxes, if any.

          (3) Subtract a charge for the mortality and expense risk assumed by the Company under the policy. If the previous day was not a Business Day, then the charge is adjusted for the additional days between valuations.

          (4) Divide the resulting amount by the number of units held in the subaccount on the Business Day before the purchase or redemption of any units on that date.

     The unit value of these subaccounts may increase, decrease or remain the same from Business Day to Business Day. The Unit value depends on the investment performance of the portfolio of the Fund in which the subaccount invests and any expenses and charges deducted from MONY America Variable Account A. The Owner bears the entire investment risk. Owners should periodically review their allocations of payments and values in light of market conditions and overall financial planning requirements.

  Calculation of Guaranteed Interest Account Fund Value

     Net Purchase Payments to be allocated to the Guaranteed Interest Account will be credited to the accumulation period chosen by the Contract Owner on

          (1) the date received at the Operations Center, or

          (2) if the day Payments are received is not a Business Day, then on the next Business Day.

Interest will be credited daily. That part of a Net Purchase Payments allocated to the Guaranteed Interest Account that exceeds the $250,000 limit imposed by the Company will be returned to the Owner.

  Calculation of Fund Value

     The Contract's Fund Value will reflect:

     - The investment performance of the selected subaccount(s) of MONY America Variable Account A.

     - Amounts credited (including interest) to the Guaranteed Interest Account.

     - Any Net Purchase Payments.

     - Any Partial Surrenders.

     - All Contract charges (including surrender charges and market value adjustments) imposed.

There is no guaranteed minimum Fund Value, except to the extent Net Purchase Payments have been allocated to the Guaranteed Interest Account. Because a Contract's Fund Value at any future date will be dependent on a number of variables, it cannot be predetermined.

     The Fund Value will be computed first on the Effective Date and thereafter on each Business Day. On the Effective Date, the Contract's Fund Value will be the Net Purchase Payments received plus any interest credited on those Payments during the period when Net Purchase Payments are held in the General Account. (See "Issuance of the Contract" at page 26.)

     After allocation of the amounts in the General Account to MONY America Variable Account A or the Guaranteed Interest Account, on each Business Day, the Contract's Fund Value will be computed as follows:

          (1) Determine the aggregate of the Fund Values attributable to the Contract in each of the subaccounts on the Business Day. This is done by multiplying the subaccount's Unit value on that date by the number of subaccount Units allocated to the Contract;

          (2) Add any amount credited to the Guaranteed Interest Account. This amount is the aggregate of all Net Purchase payments and:

               - The addition of any interest credited.

               - Addition or subtraction of any amounts transferred.

               - Subtraction of any partial surrenders.

               - Subtraction of any Contract charges, deductions, and any Market
                 Value Adjustments

          (3) Add the value attributable to any loan account;

          (4) Add any Net Purchase Payment received on that Business Day;

          (5) Subtract any partial surrender amount and its Surrender Charge made on that Business Day;

          (6) Subtract any Annual Contract Charge and/or transfer charge deductible on that Business Day.

     In computing the Contract's Fund Value, the number of subaccount Units allocated to the Contracts is determined after any transfers among subaccounts or between one or more of the subaccounts and the Guaranteed Interest Account. Any transfer charges are also deducted. However, the computation of the Contract's Fund Value is done before any other Contract transactions on the Business Day, such as:

     - Receipt of Net Purchase Payments.

     - Partial Surrenders.

If a transaction would ordinarily require that the Contract's Fund Value be computed for a day that is not a Business Day, the next following Business Day will be used.

     Transfers. You may transfer the value of the Contract among the subaccounts after the Right to Return Contract Period has expired by sending a proper written request to the Company's Operations Center. Transfers may be made by telephone if you have proper authorization. See "Allocations of Payments and Fund Value," page 27. Currently, there are no limitations on the number of transfers between subaccounts.

     A transfer charge is not currently imposed on transfers. (See "Charges Against Fund Value -- Transfer Charge" at page 37.) However, the Company reserves the right to impose a charge which will not exceed $25 per transfer (except for contracts issued in the states of South Carolina and Texas where it will not exceed $10). If imposed the charge will be deducted from the first subaccount(s) or the Guaranteed Interest Account you designate funds to be transferred from. This charge is in addition to the amount transferred. All transfers in a single request are treated as one transfer transaction. A transfer resulting from the first reallocation of Fund Value at the end of the Right to Return Contract Period will not be subject to a transfer charge. Under present law, transfers are not taxable transactions.

CONTRACT YEAR -- Any period of twelve (12) months commencing with the Effective Date and each Contract Anniversary thereafter.

     Transfers Involving the Guaranteed Interest Account. Transfers may be made from the Guaranteed Interest Account at any time, but, if they are made before the end of the 3, 5, 7, or 10 year accumulation period there will be a Market Value Adjustment for contracts issued in most states. If the transfer request is received within 30 days before the end of the Accumulation Period, no market value adjustment will apply.

     Contracts issued in Maryland, New Jersey, Oklahoma, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.

TERMINATION OF THE CONTRACT

     The Contract will remain in effect until the earlier of

          (1) the date the Contract is surrendered in full,

          (2) the date annuity payments start,

          (3) the Contract Anniversary on which, after deduction for any Annual Contract Charge then due, no Fund Value in the subaccounts and the Guaranteed Interest Account remains in the Contract, or

          (4) the date the Death Benefit is payable under the Contract.

CONTRACT ANNIVERSARY -- An anniversary of the Effective Date of the Contract.

EFFECTIVE DATE -- The date shown as the Effective Date of the Contract.

                                   SURRENDERS

     The Owner may elect to make a surrender of all or part of the Contract's value provided it is:

     - On or before the annuity payments start, and

     - During the lifetime of the Annuitant.

Any such election shall specify the amount of the surrender. The surrender will be effective on the date a proper written request is received by the Company at its Operation Center.

     The amount of the surrender may be equal to the Contract's Cash Value, which is its Fund Value less

          (1) any applicable Surrender Charge,

          (2) any applicable Market Value Adjustment, and

          (3) any Outstanding Debt.

The Surrender may also be for a lesser amount (a "partial surrender"). Requested partial surrenders that would leave a Fund Value of less than $1,000 are treated and processed as a full surrender. In such case, the entire Cash Value will be paid to the Owner. For a partial surrender, any Surrender Charge or any applicable Market Value Adjustment will be in addition to the amount requested by the Owner.

MARKET VALUE ADJUSTMENT -- An amount added to or deducted from the amount surrendered or transferred from the Guaranteed Interest Account for Contracts issued in certain states.

ACCUMULATION PERIOD -- Currently 3, 5, 7 and 10 years. The Period starts on the Business Day that falls on, or next follows the date the purchase payment is transferred into the Guaranteed Interest Account and ends on the monthly contract anniversary immediately prior to the last day of that Period. (The accumulation period is limited to one year for contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania.)

     A surrender will result in the cancellation of Units and the withdrawal of amounts credited to the Guaranteed Interest Account accumulation periods as chosen by the Owner. The aggregate value of the surrender will be equal to the dollar amount of the surrender plus, if applicable, any Surrender Charge and any applicable Market Value Adjustment. For a partial surrender, the Company will cancel Units of the particular subaccounts and withdraw amounts from the Guaranteed Interest Account accumulation period under the allocation specified by the Owner. The Unit value will be calculated as of the Business Day the surrender request is received. Allocations may be by either amount or percentage. Allocations by percentage must be in whole percentages (totaling 100%). At least 5% of the partial surrender must be allocated to any subaccount designated by the Owner. The request will not be accepted if

     - there is insufficient Fund Value in the Guaranteed Interest Account or a subaccount to provide for the requested allocation against it, or

     - the request is incorrect.

     Any surrender charge will be allocated against the Guaranteed Interest Account and each subaccount in the same proportion that each allocation bears to the total amount of the partial surrender. Contracts issued in the States of Maryland, New Jersey, Oklahoma, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania must maintain a minimum Fund Value in the Guaranteed Interest Account of $2,500.

     Any cash surrender amount will be paid in accordance with the requirements of state insurance departments and the Investment Company Act of 1940. However, the Company may be permitted to postpone such payment under the 1940 Act. Postponement is currently permissible only for any period during which

          (1) the New York Stock Exchange is closed other than customary weekend and holiday closings, or

          (2) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, or

          (3) an emergency exists as a result of which disposal of securities held by the Fund is not reasonable practicable or it is not reasonably practicable to determine the value of the net assets of the Fund.

Any cash surrender involving payment from amounts credited to the Guaranteed Interest Account may be postponed, at the option of the Company, for up to 6 months from the date the request for a surrender or proof of death is received by the Company. Surrenders involving payment from the Guaranteed Interest Account may in certain circumstances and in certain states also be subject to a Market Value Adjustment, in addition to a surrender charge. The Owner may elect to have the amount of a surrender settled under one of the Settlement Options of the Contract. (See "Annuity Provisions" at page 40.)

     Contracts offered by this prospectus may be issued in connection with retirement plans meeting the requirements of certain sections of the Internal Revenue Code. Owners should refer to the terms of their particular retirement plan for any limitations or restrictions on cash surrenders.

     The tax results of a cash surrender should be carefully considered. (See "Federal Tax Status" at page 49.)

                                     LOANS

     Qualified Contracts issued under an Internal Revenue Code Section 401(k) plan will have a loan provision (except in the case of contracts issued in Vermont). All of the following conditions apply in order for the amount to be considered a loan, rather than a (taxable) partial surrender:

     - The term of the loan must be 5 years or less.

     - Repayments are required at least quarterly and must be substantially level.

     - The loan amount is limited to certain dollar amounts as specified by the IRS.

     The Owner (Plan Trustee) must certify that these conditions are satisfied.

     In any event, the maximum outstanding loan on a contract is 50% of the Fund Value of the subaccounts and/or the Guaranteed Interest Account. Loans are not permitted before the end of the Right to Return Period. In requesting a loan, the Contract Owner must specify the subaccounts from which Fund Value equal to the amount of the loan requested will be taken. Loans from the Guaranteed Interest Account are not taken until Fund Value in the subaccounts is exhausted. If in order to provide the Contract Owner with the amount of the Loan requested, Fund Values must be taken from the Guaranteed Interest Account, then the Contract Owner must specify the Accumulation Periods from which Fund Values equal to such amount will be taken. If the Contract Owner fails to specify subaccounts and Accumulation Periods, the request for a loan will be returned to a Contract Owner.

     Values are transferred to a loan account that earns interest at an annual rate of 3.5%. The annual loan interest rate charged will be 6%.

     Loan repayments must be specifically earmarked as loan repayment and will be allocated to the subaccounts and/or the Guaranteed Interest Account using the most recent payment allocation on record.

                                 DEATH BENEFIT

DEATH BENEFIT PROVIDED BY THE CONTRACT

     The Company will pay a Death Benefit to the Beneficiary if

          (1) the Annuitant dies, and

          (2) the death occurs before the annuity payments start.

     The amount of the Death Benefit will be the greater of

          (1) the Fund Value less any Outstanding Debt on the date of the Annuitant's death;


          (2) the Purchase Payments paid, less any partial surrenders and their Surrender Charges and less any Outstanding Debt; or


          (3) an Enhanced Death Benefit.

If there are funds allocated to the Guaranteed Interest Account at the time of death, any applicable market value adjustment will be waived. If the death of the Annuitant occurs on or after the annuity payments start, no Death Benefit will be payable except as may be provided under the Settlement Option elected.

ENHANCED DEATH BENEFIT OPTIONS

     Your Contract provides a choice of two enhanced death benefit options when it is issued. If the Annuitant is age 0-75, the Annuitant may choose either Enhanced Death Benefit -- 5 Year or Enhanced Death Benefit -- 1 Year described below. If the Annuitant does not choose an option when the Contract is issued, the Annuitant will automatically receive the Enhanced Death Benefit -- 5 Year. If your contract was issued on or before August 16, 2000, you may elect the Enhanced Death Benefit -- 1 Year during the period from August 16, 2000 to September 22, 2000. Contractholders with these contracts not making the election will retain the Enhanced Death Benefit -- 5 Year.

Enhanced Death Benefit -- 5 Year

     On the 5th Contract anniversary and each subsequent 5th Contract anniversary prior to the Annuitant's 71st birthday, the Enhanced Death Benefit may be increased. If the Annuitant is age 65 or over on the date of issue, the Enhanced Death Benefit will be recalculated once on the 5th Contract anniversary. Thereafter the Enhanced Death Benefit remains at its last value.

Enhanced Death Benefit -- 1 Year

     On the first Contract anniversary and each subsequent Contract anniversary prior to the Annuitant's 80th birthday, the Enhanced Death Benefit may be increased. After the Annuitant reaches age 80, this enhanced death benefit provision expires. This option may not be currently available in all states.

Amount of the Enhanced Death Benefit Payable on Death Under Enhanced Death Benefit Options

     The recalculated Enhanced Death Benefit is equal to the greater of:

          1. the Fund Value on the date the Enhanced Death Benefit is to be recalculated; and

          2. the current Enhanced Death Benefit proportionately reduced by any partial surrenders including surrender charges and any applicable market value adjustments assessed since the last recalculation of the Enhanced Death Benefit.

     The Enhanced Death Benefit payable under both Enhanced Death Benefit options is the Enhanced Death Benefit on the date of death, reduced proportionately for each partial surrender (including surrender charges and market value adjustments, if applicable) since the last recalculation date and less any Outstanding Debt.

     In no event will the Enhanced Death Benefit payable on death exceed 200% of the total purchase payments made:

          - Reduced proportionately for each partial surrender (including surrender charges and applicable market value adjustments, if applicable), and less

          - Any Outstanding Debt.

     The proportionate reduction for each partial surrender will be equal to:

          (1) The amount of that partial surrender (including any surrender charges and applicable market value adjustment, assessed), divided by

          (2) The Fund Value immediately before that partial surrender, multiplied by,

          (3) The Enhanced Death Benefit immediately before the surrender.

     Once the last value is set, it will not be recalculated. The last value is set for the 5 Year option prior to the Annuitant's 71st birthday or on the first 5th anniversary if the Contract is purchased on or after age 65. The last value is set for the 1 Year option on the Contract anniversary prior to age 80. After the Annuitant reaches age 80, this enhanced death benefit provision expires.

     All other basic death benefits as described in this prospectus continue to apply. The largest death benefit under any of these provisions will be paid.

     The cost of an enhancement option is reflected in the mortality and expense risk charge.

ELECTION AND EFFECTIVE DATE OF ELECTION

     The Owner may elect to have the Death Benefit of the Contract applied under one of four Settlement Options to effect an annuity for the Beneficiary as payee after the death of the Annuitant. The election must take place

     (1) during the lifetime of the Annuitant, and

     (2) before the annuity payments start.

If no election of a Settlement Option for the Death Benefit is in effect on the date when proceeds become payable, the Beneficiary may elect

          (1) to receive the Death Benefit in the form of a cash payment; or

          (2) to have the Death Benefit applied under one of the Settlement Options.

(See "Settlement Options" at page 41.) If an election by the payee is not received by the Company within one month following the date proceeds become payable, the payee will be considered to have elected a cash payment. Either election described above may be made by filing a written election with the Company in such form as it may require. Any proper election of a method of settlement of the Death Benefit by the Owner will become effective on the date it is signed. However, any election will be subject to any payment made or action taken by the Company before receipt of the notice at the Company's Operation Center.

     Settlement option availability may be restricted by the terms of any applicable retirement plan and any applicable legislation for any limitations or restrictions on the election of a method of settlement and payment of the Death Benefit.

PAYMENT OF DEATH BENEFIT

     If the Death Benefit is to be paid in cash to the Beneficiary, payment will be made within seven (7) days of the date

     (1) the election becomes effective, or

     (2) the election is considered to become effective, and

     (3) due proof of death is received.

The Company may be permitted to postpone such payment under the 1940 Act. If the death benefit is to be paid in one sum to the Successor Beneficiary, or to the estate of the deceased Annuitant, payment will be made within seven (7) days of the date due proof of the death of the Annuitant and the Beneficiary is received by the Company.

     For contracts issued in the State of Washington, the Company will pay interest on death proceeds paid in a single sum or settled under a Settlement Option elected after the date of death. Interest will be paid from the date of death to the date of payment or election of a Settlement Option. The interest rate will not be less than the rate required by law.

                             CHARGES AND DEDUCTIONS

     The following table summarizes the charges and deductions under the
Contract:
--------------------------------------------------------------------------------

                       DEDUCTIONS FROM PURCHASE PAYMENTS
--------------------------------------------------------------------------------

     Tax Charge                                    Range for State and local -- 0%-3.5%(1).
                                                   Federal -- Currently 0% (Company reserves
                                                   the right to charge in the future.)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                    DAILY DEDUCTIONS FROM VARIABLE ACCOUNT A
--------------------------------------------------------------------------------

     Mortality & Expense Risk Charge               Maximum daily rate -- 0.003699%
     Annual Rate deducted daily from net assets    Maximum Annual rate -- 1.35%
----------------------------------------------------------------------------------------------

                                  DEDUCTIONS FROM FUND VALUE
----------------------------------------------------------------------------------------------
     Annual Contract Charge                        Maximum of $50 ($30 in certain states)(2)
     Current charges listed may be increased to
     as much as $50 ($30 in certain states) on
     30 days written notice
----------------------------------------------------------------------------------------------
     Transaction and Other Charges                 Maximum of $25 ($10 in South Carolina and
     Transfer Charge                               Texas)(3)
----------------------------------------------------------------------------------------------
     Surrender Charge                              See page 39 for grading schedule and
     Grades from 7% to 0% of Fund Value            "Charges and Deductions -- Charges Against
     surrendered based on a schedule.              Fund Value" for details of how it is
                                                   computed.
----------------------------------------------------------------------------------------------

(1) Company currently assumes responsibility; current charge to Owner 0%.

(2) Current charge is $0.

The following provides additional details of the charges and deductions under the Contract.

DEDUCTIONS FROM PURCHASE PAYMENTS

     Deductions may be made from purchase payments for premium or similar taxes prior to allocation of any net purchase payment among the subaccounts. Currently, the Company makes no deduction, but may do so with respect to future payments. If the Company is going to make deductions for such tax from future purchase payments, it will give notice to each affected Owner.

CHARGES AGAINST FUND VALUE

  Daily Deduction from MONY America Variable Account A

     Mortality and Expense Risk Charge. The Company assumes mortality and expense risks. A charge for assuming such risks is deducted daily from the net assets of Variable Account A. This daily charge from MONY America Variable Account A is deducted at a current daily rate equivalent to an annual rate of 1.35% from the value of the net assets of MONY America Variable Account A. The rate is guaranteed not to exceed a daily rate equivalent to an annual rate of 1.35% from the value of the net assets of MONY America Variable Account A. Of the 1.35% charge, .90% is for assuming mortality risks (which is guaranteed not to exceed .90%), and .45% is for assuming expense risks. The charge is deducted from MONY America Variable Account A, and therefore the subaccounts, on each Business Day. These charges will not be deducted from the Guaranteed Interest Account. Where the previous day (or days) was not a Business Day, the deduction currently on the next Business Day will be 0.003699% (guaranteed not to exceed 0.003699%) multiplied by the number of days since the last Business Day.

     The Company believes that this level of charge is within the range of industry practice for comparable individual flexible payment variable annuity contracts.

     The mortality risk assumed by the Company is that Annuitants may live for a longer time than projected. If that occurs, an aggregate amount of annuity benefits greater than that projected will be payable. In making this projection, the Company has used the mortality rates from the 1983 Table "a" (discrete functions without projections for future mortality), with 3 1/2% interest. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges provided in the Contracts.

     The Company does not expect to make a profit from the mortality and expense risk charge. However, if the amount of the charge exceeds the amount needed, the excess will be kept by the Company in its general account. If the amount of the charge is inadequate, the Company will pay the difference out of its general account.

DEDUCTIONS FROM FUND VALUE

     Annual Contract Charge. The Company has primary responsibility for the administration of the Contract and MONY America Variable Account A. An annual Contract charge helps to reimburse the Company for administrative expenses related to the maintenance of the Contract. Ordinary administrative expenses expected to be incurred include premium collection, recordkeeping, processing death benefit claims and surrenders, preparing and mailing reports, and overhead costs. In addition, the Company expects to incur certain additional administrative expenses in connection with the issuance of the Contract, including the review of applications and the establishment of Contract records.

     The Company intends to administer the Contract itself through an arrangement whereby it may buy some administrative services from MONY and such other sources as may be available.

     Currently, there is no annual Contract charge. The Company may in the future impose a Contract charge. The charge will never, however, exceed $50 (except for contracts issued in the states of Maryland, New Jersey, Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania where it will not exceed $30). The Owner will receive a written notice 30 days in advance of any change in the charge. Any applicable charge will be assessed once per year on the contract anniversary, starting on the first contract anniversary.

     If imposed, the Annual Contract Charge is deducted from the Fund Value on each Contract Anniversary before the date annuity payments start.

The amount of the charge will be allocated against the Guaranteed Interest Account and each subaccount of MONY America Variable Account A in the same proportion that the Fund Value in those accounts bears to the Fund Value of the Contract. The Company does not expect to make any profit from the administrative cost deductions.

     Transfer Charge. Contract value may be transferred among the subaccounts or to or from the Guaranteed Interest Account and one or more of the subaccounts (including transfers made by telephone, if permitted by the Company). The Company reserves the right to impose a transfer charge for each transfer instructed by the Owner in a Contract year. The transfer charge compensates the Company for the costs of effecting the transfer. The transfer charge will not exceed $25 (except in for contracts issued in the states of South Carolina and Texas where is will not exceed $10). The Company does not expect to make a profit from the transfer charge. If imposed, the transfer charge will be deducted from the Contract's Fund Value held in the subaccount(s) or from the Guaranteed Interest Account from which the first transfer is made.

     Surrender Charge. A contingent deferred sales charge (called a "Surrender Charge") will be imposed when a full or partial surrender is requested or at the start of annuity benefits if it is during the first eight years of the contract.

     The Surrender Charge will never exceed 7% of total Fund Value. The Surrender Charge is intended to reimburse the Company for expenses incurred in distributing the Contract. To the extent such charge is insufficient to cover all distribution costs, the Company will make up the difference. The Company will use funds from its General Account, which may contain funds deducted from Variable Account A to cover mortality and expense risks borne by the Company. (See "Mortality and Expense Risk Charge" at page 36.)

     A Surrender Charge will be computed when a surrender is made and will be deducted from the Fund Value if

          (1) all or a part of the Contract's Cash Value (See "Surrenders" at page 31) is surrendered, or

          (2) the Cash Value is received at maturity when the annuity payments start.

     A Surrender Charge will not be imposed:

          (1)  Against Fund Value surrendered after the eighth Contract Year.

          (2) To the extent necessary to permit the Owner to obtain an amount equal to the Free Partial Surrender Amount (See "Free Partial Surrender Amount" at page 39).

          (3) If the Contract is surrendered after the third Contract Year and the surrender proceeds are paid under either Settlement Option 3 or Settlement Option 3A (See "Settlement Options" at page 41.) The elimination of a surrender charge in this situation does not apply to contracts issued in the State of Texas.

In no event will the aggregate Surrender Charge exceed 7% of the Fund Value. The amount deducted from the Fund Value to cover the surrender charge is not subject to the surrender charge.

     For a partial surrender, the Surrender Charge will be deducted from any remaining Fund Value, if sufficient. If the Fund Value is not sufficient, it will be deducted from the amount surrendered. Any Surrender Charge will be allocated against the Guaranteed Interest Account and each subaccount of Variable Account A in the same proportion that the amount of the partial surrender allocated against those accounts bears to the total amount of the partial surrender.

     No Surrender Charge will be deducted from Death Benefits except as described in "Death Benefit" at page 33.

     If an existing variable annuity contract issued by MONY Life Insurance Company of America is exchanged for this Contract, a separate effective date will be assigned to this Contract by endorsement for purposes of determining the amount of any Surrender Charge. The effective date of this Contract with the endorsement will be the effective date of the existing variable annuity contract in the following cases:

          (1)  Only when computing surrender charges; and

          (2)  Only when the surrender occurs on or after June 1, 2000.

A separate surrender charge effective date does not apply in states where the endorsement has not been approved.

     Amount of Surrender Charge. The amount of the Surrender Charge is equal to a varying percentage of Fund Value during the first 8 Contract years. The percentage is determined by multiplying the Surrender Charge Percentage for the Contract Year by the amount of Fund Value requested as follows:
--------------------------------------------------------------------------------
                       SURRENDER CHARGE PERCENTAGE TABLE
--------------------------------------------------------------------------------

                    CONTRACT YEAR                          SURRENDER CHARGE PERCENTAGE
----------------------------------------------------------------------------------------------

                          1                                            7%
----------------------------------------------------------------------------------------------
                          2                                             7
----------------------------------------------------------------------------------------------
                          3                                             6
----------------------------------------------------------------------------------------------
                          4                                             6
----------------------------------------------------------------------------------------------
                          5                                             5
----------------------------------------------------------------------------------------------
                          6                                             4
----------------------------------------------------------------------------------------------
                          7                                             3
----------------------------------------------------------------------------------------------
                          8                                             2
----------------------------------------------------------------------------------------------
                     9 (or more)                                        0
----------------------------------------------------------------------------------------------

The amount of the Surrender Charge is in addition to any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. See "Guaranteed Interest Account -- Surrenders" at page 43 and the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.

     Free Partial Surrender Amount. The surrender charge may be reduced by using the Free Partial Surrender Amount provided for in the Contract. The surrender charge will not be deducted in the following circumstances:

          (1) For Qualified Contracts, (other than Contracts issued for IRA and SEP-IRA), an amount up to the greater of:

             (a) $10,000 (but not more than the Contract's Fund Value), or

             (b) 10% of the Contract's Fund Value (at the beginning of the Contract year, except if the surrender is requested during the first Contract Year, then 10% of the Contract's Fund Value at the time the surrender is requested)

may be received in each Contract Year without a surrender charge.

          (2) For Non-Qualified Contracts (and Contracts issued for IRA and SEP-IRA), an amount up to 10% of the Fund Value of the Contract may be received in each Contract Year without a surrender charge.

Contract Fund Value here means the Fund Value at the beginning of the contract year in the subaccounts (and the Guaranteed Interest Account not the Loan Account). This reduction of Surrender Charge does not affect any applicable Market Value Adjustment that may be made if the surrender is made from Fund Value in the Guaranteed Interest Account with Market Value Adjustment. See "Guaranteed Interest Account -- Surrenders" at page 43 and the prospectus for the Guaranteed Interest Account with Market Value Adjustment which accompanies this prospectus for further details.

  Taxes

     Currently, no charge will be made against MONY America Variable Account A for federal income taxes. However, the Company may make such a charge in the future if income or gains within MONY America Variable Account A will incur any federal income tax liability. Charges for other taxes, if any, attributable to MONY America Variable Account A may also be made. (See "Federal Tax Status" at page 49.)

  Investment Advisory Fee

     Because MONY America Variable Account A purchases shares of the Funds, the net assets of MONY America Variable Account A will reflect the investment advisory fee and other expenses incurred by the Funds. See "Table of Fees" beginning at page 5 for a table which shows the fees and expenses incurred during 2000 and "The Funds" at pages 18 -23 for a table setting forth the investment advisory fees.

                               ANNUITY PROVISIONS

ANNUITY PAYMENTS

     Annuity payments under a Contract will begin on the date that is selected by the Owner when the Contract is applied for. The date chosen for the start of annuity payments may be

          (1) no earlier than the Contract Anniversary after the Annuitant's 10th birthday, and

          (2) no later than the Contract Anniversary after the Annuitant's 95th birthday.

     The minimum number of years from the Effective Date to the start of annuity payments is 10. The date when annuity payments start may be:

          (1) Advanced to a date that is not earlier than the 10th Contract Anniversary.

          (2) Deferred from time to time by the Owner by written notice to the Company.

     The date when annuity payments start will be advanced or deferred if:

          (1) Notice of the advance or deferral is received by the Company prior to the current date for the start of annuity payments.

          (2) The new start date for annuity payments is a date which is not later than the Contract Anniversary after the Annuitant's 95th birthday.

A particular retirement plan may contain other restrictions.

     When annuity payments start, unless Settlement Option 3 or 3A is elected, the Contract's Cash Value, less any state taxes which may be imposed upon annuitization, will be applied to provide an annuity or any other option previously chosen by the Owner and permitted by the Company. If Settlement Option 3 or 3A is elected, the Contract's Fund Value (less any state taxes imposed upon annuitization) will be applied to provide an annuity. A supplementary contract will be issued. That contract will describe the terms of the settlement. No payments may be requested under the Contract's surrender provisions after annuity payments start. No surrender will be permitted except as may be available under the Settlement Option elected.

     For Contracts issued in connection with retirement plans, reference should be made to the terms of the particular retirement plan for any limitations or restrictions on when annuity payments start.

ELECTION AND CHANGE OF SETTLEMENT OPTION

     During the lifetime of the Annuitant and prior to the start of annuity payments, the Owner may elect

        - one or more of the Settlement Options described below, or

        - another settlement option as may be agreed to by the Company.

The Owner may also change any election if written notice of the change is received by the Company at its Operation Center prior to the start of annuity payments. If no election is in effect when annuity payments start, a lump sum payment will be considered to have been elected. For contracts issued in the State of Texas, if no election is in effect when annuity payments start, Settlement Option 3 with a period certain of 10 years will be considered to have been elected.

     Settlement Options may also be elected by the Owner or the Beneficiary as provided in the Death Benefit and Surrender sections of this Prospectus. (See "Death Benefit" at page 33 and "Surrenders" at page 31.)

     Where applicable, reference should be made to the terms of a particular retirement plan and any applicable legislation for any limitations or restrictions on the options that may be elected.

SETTLEMENT OPTIONS

     Proceeds settled under the Settlement Options listed below or otherwise currently available will not participate in the investment experience of the Variable Account.

     Settlement Option 1 -- Interest Income: Interest on the proceeds at a rate (not less than 2 3/4 percent per year) set by the Company each year.

     Settlement Option 2 -- Income for Specified Period: Fixed monthly payments for a specified period of time, as elected. The payments may, at the Company's option, be increased by additional interest each year.

     Settlement Option 3 -- Single Life Income: Payments for the life of the payee and for a period certain. The period certain may be (a) 0 years, 10 years, or 20 years, or (b) the period required for the total income payments to equal the proceeds (refund period certain). The amount of the income will be determined by the Company on the date the proceeds become payable.

     Settlement Option 3A -- Joint Life Income: Payments during the joint lifetime of the payee and one other person, and during the lifetime of the survivor. The survivor's monthly income may be equal to either (a) the income payable during the joint lifetime or (b) two-thirds of that income. If a person for whom this option is chosen dies before the first monthly payment is made, the survivor will receive proceeds instead under Settlement Option 3, with 10 years certain.

     Settlement Option 4 -- Income of Specified Amount: Income, of an amount chosen, for as long as the proceeds and interest last. The amount chosen to be received as income in each year may not be less than 10 percent of the proceeds settled. Interest will be credited annually on the amount remaining unpaid at a rate determined annually by the Company. This rate will not be less than 2.75 percent per year.

     The Contract contains annuity payment rates for Settlement Options 3 and 3A described in this Prospectus. The rates show, for each $1,000 applied, the dollar amount of the monthly fixed annuity payment, when this payment is based on minimum guaranteed interest as described in the Contract.

     The annuity payment rates may vary according to the Settlement Option elected and the age of the payee. The mortality table used in determining the annuity payment rates for Options 3 and 3A is the 1983 Table "a" (discrete functions, without projections for future mortality), with 3.5 percent interest.

     Under Settlement Option 3, if income based on the period certain elected is the same as the income provided by another available period or periods certain, the Company will consider the election to have been made of the longest period certain.

     In Qualified Plans, settlement options available to Owners may be restricted by the terms of the plans.

FREQUENCY OF ANNUITY PAYMENTS

     At the time the Settlement Option is chosen, the payee may request that it be paid:

     - Quarterly

     - Semiannually

     - Annually

If the payee does not request a particular installment payment, the payments will be made in monthly installments. However, if the net amount available to apply under any Settlement Option is less than $1,000, the Company has the right to pay such amount in one lump sum. In addition, if the payments provided for would be less than $25, the Company shall have the right to change the frequency of the payments to result in payments of at least $25.

ADDITIONAL PROVISIONS

     The Company may require proof of the age of the Annuitant before making any life annuity payment under the Contract. If the Annuitant's age has been misstated, the amount payable will be the amount that would have been provided under the Settlement Option at the correct age. Once life income payments begin, any underpayments will be made up in one sum with the next annuity payment. Overpayments will be deducted from the future annuity payments until the total is repaid.

     For contracts issued in the State of Washington, any underpayment by the Company will be paid in a single sum after the correction of the misstatement.

     The Contract must be returned to the Company upon any settlement. Prior to any settlement of a death claim, proof of the Annuitant's death must be submitted to the Company.

     Where any benefits under the Contract are contingent upon the recipient's being alive on a given date, the Company require proof satisfactory to it that such condition has been met.

     The Contracts described in this Prospectus contain annuity payment rates that distinguish between men and women. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the annuity payment rates that apply to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of the Annuitant's sex. Unisex rates to be provided by the Company will apply for Qualified Plans.

     Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII, generally and any comparable state laws that may apply, on any employment-related plan for which a Contract may be purchased.

                          GUARANTEED INTEREST ACCOUNT

     The Guaranteed Interest Account is a part of the Company's General Account. It consists of all the Company's assets other than assets allocated to segregated investment accounts of the Company, including Variable Account A.

     Crediting of Interest. The entire initial purchase payment always earns interest at a rate not less than 3.5% per year until the end of the Right to Return Contract Period. At such time, it is transferred to the selected subaccounts and/or accumulation periods of the Guaranteed Interest Account. Net Purchase Payments allocated by a Owner to the Guaranteed Interest Account will be credited with interest at the rate declared by the Company for the specified period selected.

     Net purchase payments allocated by an Owner to the Guaranteed Interest Account will be credited with an interest rate declared by the Company. The interest rate is guaranteed not to be less than 3.5% annually (0.0094% compounded daily). Contract Owners who allocate purchase payments to or transfer funds into the Guaranteed Interest Account choose between a 3, 5, 7, or 10 year accumulation period except in certain states. The accumulation period is limited to one year for contracts issued in the states of Maryland, Massachusetts, New Jersey, Oklahoma, Oregon, Pennsylvania, South Carolina, Texas and Washington. Prior to the beginning of each calendar month, interest rates will be declared for each period, if more favorable than the guaranteed rate. Each interest rate declared by the Company applies for all net purchase payments received or transfers from the Variable Account completed within the period during which it is effective. The purchase payment is locked in to this interest rate for the entire duration of the period selected by the Contract Owner. Within 45 days, but not less than 15 days before the Accumulation Period expires, we will send notice of the new rates being declared by the Company. When the period expires the Contract Owner can

          (1) elect an accumulation period of 3, 5, 7, or 10 years (except in certain states where the accumulation period is limited to a one year period), or

          (2) may elect to transfer the entire amount allocated to the expiring accumulation period to the separate account.

If no election is made, the entire amount allocated to the expiring period will automatically be held for an accumulation period of the same duration. If that period will extend beyond the maturity date or if the period is no longer offered, the money will be transferred into the Money Market subaccount.

     Surrenders. The Contract Owner must specify the source by interest rate accumulation period of amounts withdrawn from the Guaranteed Interest Account as a result of a:

     - Transfer

     - Partial surrender

     - Loan

     - Any charge imposed in accordance with the Contract.

Partial and full surrenders or transfers from the Guaranteed Interest Account are subject to the Market Value Adjustment for contracts issued in most states. This adjustment is determined by multiplying the amount of the surrender or transfer from each accumulation period and interest rate by the following factor:

                         [(1+a) / (1+b)] (n-t)/12) - 1

where

        a = rate declared at the beginning of accumulation period

        b = rate then currently declared for an accumulation period equal to the time remaining in the guaranteed period, plus 0.25%

        n = guaranteed period in months

        t = number of elapsed months (or portion thereof) in the guaranteed period

     If an Accumulation Period equal to the time remaining is not issued by the Company, the rate will be an interpolation between two available Accumulation Periods. If two such Periods are not available, we will use the rate for the next available Accumulation Period.

     Market Value Adjustments do not apply for partial or full surrenders or transfers requested within 30 days before the end of the accumulation period, nor to any benefits paid upon the death of the Annuitant. The Market Value Adjustment does apply to benefits paid upon death of the Owner. The Market Value Adjustment does not apply to contracts issued in the states of Maryland, New Jersey,

Oklahoma, Oregon, South Carolina, Texas and Washington and the Commonwealths of Massachusetts and Pennsylvania. In addition, contracts issued in these states must maintain a minimum fund value balance of $2,500 in the Guaranteed Interest Account when an allocation to this account is chosen.

                                OTHER PROVISIONS

OWNERSHIP

     The Owner has all rights and may receive all benefits under the Contract. During the lifetime of the Annuitant (and Secondary Annuitant if one has been named), the Owner is the person so designated in the application, unless:

          (1) A change in Owner is requested, or

          (2) A Successor Owner becomes the Owner.

     The Owner may name a Successor Owner or a new Owner at any time. If the Owner dies, the Successor Owner, if living, becomes the Owner. Any request for change must be

          (1) made in writing, and

          (2) received at the Company.

The change will become effective as of the date the written request is signed. A new choice of Owner or Successor Owner will apply to any payment made or action taken by the Company after the request for the change is received. Owners should consult a competent tax advisor prior to changing Owners.

SUCCESSOR OWNER -- The living person who, at the death of the Owner, becomes the new Owner.

PROVISION REQUIRED BY SECTION 72(s) OF THE CODE

     The Contract under a Non-Qualified Plan will be surrendered as of the date of the Owner's death if:

          (1) The Owner dies

           (a) before the start of annuity payments, and

           (b) while the Annuitant is living; and

        (2) That Owner's spouse is not the Successor Owner as of the date of the Owner's death.

Satisfactory proof of death must be provided to the Company.

     The surrender proceeds may be paid over the life of the Successor Owner if

        (1) the Successor Owner is the Beneficiary, and

        (2) the Successor Owner chooses that option.

     Payments must begin no later than one year after the date of death. If the Successor Owner is a surviving spouse, then the surviving spouse will be treated as the new Owner of the Contract. Under such circumstances, it is not necessary to surrender the Contract. The proceeds must be distributed within 5 years after the date of death if:

        (1) The spouse is not the Successor Owner, and

        (2) There is no designated Beneficiary.

     However, under the terms of the Contract, if the spouse is not the Successor Owner,

        (1) the Contract will be surrendered as of the date of death, and

        (2) the proceeds will be paid to the Beneficiary.

This provision shall not extend the term of the Contract beyond the date when death proceeds become payable.

     If the Owner dies on or after annuity payments start, any remaining portion of the proceeds will be distributed using a method that is at least as quick as the one used as of the date of the Owner's death.

PROVISION REQUIRED BY SECTION 401(a)(9) OF THE CODE

     The entire interest of a Qualified Plan participant under the Contract will be distributed to the Owner or his/her Designated Beneficiary. Distribution will occur either by or beginning not later than April 1 of the calendar year following the calendar year the Qualified Plan Participant attains age 70 1/2. The interest is distributed

        (1) over the life of such Participant, or

        (2) the lives of such Participant and Designated Beneficiary.

     If (i) distributions have begun, and (ii) the Participant dies before the Owner's entire interest has been distributed to him/her, the remaining distributions will be made using a method that is at least as quick as that used as of the date of the Participant's death. The Contract will be surrendered as of the Participant's death if

          (1) the Participant dies before the start of such distributions, and

          (2) there is no designated Beneficiary.

The surrender proceeds must be distributed within 5 years after the date of death. But, the surrender proceeds may, be paid over the life of any Designated Beneficiary at his/her option. In such case, distributions will begin not later than one year after the Participant's death. If the Designated Beneficiary is the surviving spouse of the Participant, distributions will begin not earlier than the date on which the Participant would have attained age 70 1/2. If the surviving spouse dies before distributions to him/her begin, the provisions of this paragraph shall be applied as if the surviving spouse were the Participant. If the Plan is an IRA under Section 408 of the Code, the surviving spouse may elect to forgo distribution and treat the IRA as his/her own plan.

     It is the Owner's responsibility to assure that distribution rules imposed by the Code will be met. Qualified Plan Contracts include those qualifying for special treatment under Sections 401, 403, 408 and 408A of the Code.

SECONDARY ANNUITANT

     Except where the Contract is issued in connection with a Qualified Plan, a Secondary Annuitant may be designated by the Owner. Such designation may be made once before annuitization, either

          (1) in the application for the Contract, or

          (2) after the Contract is issued, by written notice to the Company at its Operation Center.

The Secondary Annuitant may be deleted by written notice to the Company at its Operation Center. A designation or deletion of a Secondary Annuitant will take effect as of the date the written election was signed. The Company, however, must first accept and record the change at its Operations Center. The change will be subject to

        (1) any payment made by the Company, or

        (2) action taken by the Company before the receipt of the notice at the Company's Operation Center.

The Secondary Annuitant will be deleted from the Contract automatically by the Company as of the Contract Anniversary following the Secondary Annuitant's 95th birthday.

     On the death of the Annuitant, the Secondary Annuitant will become the Annuitant, under the following conditions:

          (1) The death of the Annuitant must have occurred before the Annuity Commencement Date;

          (2) The Secondary Annuitant is living on the date of the Annuitant's death;

          (3) If the Annuitant was the Owner on the date of death, the Successor Owner must have been the Annuitant's spouse; and

          (4) If the date annuity payments start is later than the Contract Anniversary nearest the Secondary Annuitant's 95th birthday, the date annuity payments start will be automatically advanced to that Contract Anniversary.

     Effect of Secondary Annuitant's Becoming the Annuitant. If the Secondary Annuitant becomes the Annuitant, the Death Benefit proceeds will be paid to the Beneficiary only on the death of the Secondary Annuitant. If the Secondary Annuitant was the Beneficiary on the Annuitant's death, the Beneficiary will be automatically changed to the person who was the Successor Beneficiary on the date of death. If there was no Successor Beneficiary, then the Secondary Annuitant's executors or administrators, unless the Owner directed otherwise, will become the Beneficiary. All other rights and benefits under the Contract will continue in effect during the lifetime of the Secondary Annuitant as if the Secondary Annuitant were the Annuitant.

ASSIGNMENT

     The Company will not be bound by any assignment until the assignment (or a copy) is received by the Company at its Administrative Office. The Company is not responsible for determining the validity or effect of any assignment. The Company shall not be liable for any payment or other settlement made by the Company before receipt of the assignment.

     If the Contract is issued under certain retirement plans, then it may not be assigned, pledged or otherwise transferred except under conditions allowed under applicable law.

     Because an assignment may be a taxable event, a Owner should consult a competent tax advisor before assigning the Contract.

CHANGE OF BENEFICIARY

     So long as the Contract is in effect, the Beneficiary or Successor Beneficiary may be changed. A change is made by submitting a written request to the Company at its Operation Center. The form of the request must be acceptable to the Company. The Contract need not be returned unless requested by the Company. The change will take effect as of the date the request is signed, whether or not the Annuitant is living when the request is received by the Company. The Company will not, however, be liable for any payment made or action taken before receipt and acknowledgement of the request at its Operation Center.

SUBSTITUTION OF SECURITIES

     The Company may substitute shares of another mutual fund for shares of the Funds already purchased or to be purchased in the future by Contract Purchase Payments if

          (1) the shares of any portfolio of the Funds is no longer available for investment by MONY America Variable Account A, or

          (2) in the judgment of the Company's Board of Directors, further investment in shares of one or more of the portfolios of the Funds is inappropriate based on the purposes of the Contract.

A substitution of securities in any subaccount will take place only with prior approval of the Securities and Exchange Commission and under such requirements as it may impose.

MODIFICATION OF THE CONTRACTS

     Upon notice to the Owner, the Contract may be modified by the Company, but only if such modification

          (1) is necessary to make the Contract or MONY America Variable Account A comply with any law or regulation issued by a governmental agency to which the Company is subject, or

          (2) is necessary to assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or annuity contracts, or

          (3) is necessary to reflect a change in the operation of MONY America Variable Account A or the subaccounts or the Guaranteed Interest Account, or

          (4) provides additional Settlement Options or fixed accumulation options. In the event of any modification, the Company may make appropriate endorsement in the Contract to reflect such modification.

CHANGE IN OPERATION OF MONY AMERICA VARIABLE ACCOUNT A

     MONY America Variable Account A may be operated as a management company under the 1940 Act or it may be deregistered under the 1940 Act in the event the registration is no longer required

          (1) at the Company's election, and

          (2) subject to any necessary vote by persons having the right to give voting instructions for shares of the Funds held by the subaccounts.

Deregistration of MONY America Variable Account A requires an order by the Securities and Exchange Commission. If there is a change in the operation of MONY America Variable Account A under this provision, the Company may make appropriate endorsement to the Contract to reflect the change and take such other action as may be necessary and appropriate to effect the change.

                                 VOTING RIGHTS

     All of the assets held in the subaccounts of MONY America Variable Account A will be invested in shares of the designated portfolios of the Funds. The Company is the legal holder of these shares. As such, it has the right to vote on the following matters:

          (1) Election of the Board of Directors of MONY Series Fund, Inc. or the Board of Trustees of Enterprise Accumulation Trust;

          (2) Certain matters that are required by the 1940 Act to be approved or ratified by the shareholders of a mutual fund;

          (3) Any other matter that may be voted upon at a shareholders' meeting.

To the extent required by law, the Company will vote the shares of each of the Funds held in MONY America Variable Account A (whether or not attributable to Owners). The Company will vote at shareholder meetings of each of the Funds according to the instructions received from Owners. The number of votes will be determined as of the record date selected by the Board of Directors or the Board of Trustees of the respective Fund. The Company will furnish Owners with the proper forms to enable them to give it these instructions. Currently, the Company may disregard voting instructions under the circumstances described in the following paragraph.

     The Company may, if required by state insurance officials, disregard voting instructions if those instructions would require shares to be voted to:

          (1) Cause a change in the subclassification or investment objectives or policies of one or more of the portfolios of either or both of the Funds; or

          (2) Approve or disapprove an investment adviser or principal underwriter for either or both of the Funds.

In addition, the Company itself may disregard voting instructions that would require the above changes if the Company reasonably disapproves those changes in accordance with applicable federal regulations. If the Company does disregard voting instructions, it will advise Owners of that action and its reasons for the action in the next semiannual report to Owners.

     - Each Owner will have the equivalent of one vote per $100 of value attributable to the Contract held in each subaccount of MONY America Variable Account A.

     - Each owner will have fractional votes for amounts less than $100.

     - For voting purposes, this value attributable to the Contract is equal to the Fund Value.

     - The votes are represented as votes per $100 of value in each subaccount of MONY America Variable Account A. These votes are converted into a proportionate number of votes in shares of the corresponding portfolio of each of the Funds.

     - Shares for which timely voting instructions are not received from Owners will be voted by the Company. The Company will vote the shares in the same proportion as those shares in that subaccount for which instructions are received.

     - Should applicable federal securities laws or regulations permit, the Company may elect to vote shares of each of the Funds in its own right.

     The number of corresponding shares of the portfolio for which the Owner may give instructions is computed by:

          (1) Determining the value attributable to the Contract held in that subaccount;

          (2) Dividing that value by the net asset value of one share in the designated portfolio of the respective Fund.

Example:  Contract value held in subaccount = $540
         Net asset value of portfolio shares = $20 per share on the record date May give instructions on 5.4 votes ($540 divided by $100)
         Converts into instructions on 27 shares of the Fund ($540 divided by
$20)

     Matters on which Owners may give voting instructions include the following:

          (1) Approval of any change in the Investment Advisory Agreement and Services Agreement, if any, for the portfolio(s) of the Fund(s) corresponding to the Owner's selected subaccount(s);

          (2) Any change in the fundamental investment policies of the portfolio(s) corresponding to the Owner's selected subaccount(s); and

          (3) Any other matter requiring a vote of the shareholders of either of the Funds.

Owners participating in a particular portfolio will vote separately on the following matters pursuant to the requirements of Rule 18f-2 under the 1940 Act

          (1) approval of the Investment Advisory Agreement, or

          (2) any change in a portfolio's fundamental investment policies.

                         DISTRIBUTION OF THE CONTRACTS

     MONY Securities Corporation ("MSC"), a New York corporation organized on September 26, 1969 which is a wholly-owned subsidiary of the Company, will act as the principal underwriter of the Contract pursuant to an underwriting agreement with the Company. MSC is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers. The Contract is sold by individuals who are registered representatives of MSC and who are licensed as life insurance agents for the Company. The Contract may also be sold through other broker-dealers authorized by MSC and applicable law to do so. Commissions and other expenses directly related to the sale of the Contract will not exceed 6.0% of Purchase Payments. Additional compensation may be paid for persistency, sales quality, and contract size and for other services not directly related to the sale of the Contract. Such services include the training of personnel and the production of promotional material.

                               FEDERAL TAX STATUS

INTRODUCTION

     The Contract described in this prospectus is designed for use by retirement plans that may or may not qualify for favorable tax treatment under the provisions of Section 401, 403 (other than 403(b)), 408(b), and 457 of the Code. The ultimate effect of federal income taxes on

     - the value of the Contract's Fund Value,

     - annuity payments, and

     - economic benefit to the Owner, Annuitant, and the Beneficiary may depend upon

     - the type of retirement plan for which the Contract is purchased, and

     - the tax and employment status of the individual concerned.

     The following discussion of the treatment of the Contract and of the Company under the federal income tax laws is general in nature. The discussion is based on the Company's understanding of current federal income tax laws, and is not intended as tax advice. Any person considering the purchase of a Contract should consult a qualified tax adviser. A more detailed description of the treatment of the Contract under federal income tax laws is contained in the Statement of Additional Information. THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING ANY TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX TREATMENT OF THE COMPANY

     Under existing federal income tax laws, the income of MONY America Variable Account A, to the extent that it is applied to increase reserves under the Contract, is substantially nontaxable to the Company.

TAXATION OF ANNUITIES IN GENERAL

     The Contract offered by this prospectus are designed for use in connection with Qualified Plans and Non-Qualified Plans. All or a portion of the contributions to such plans will be used to make Purchase Payments under the Contract. In general, contributions to Qualified Plans and income earned on contributions to all plans are tax-deferred until distributed to plan participants or their beneficiaries. Such tax deferral is not, however, available for Non-Qualified Plans if the Owner is other than a natural person unless the contract is held as an agent for a natural person. Annuity payments made as retirement distributions under a Contract are generally taxable to the annuitant as ordinary income except to the extent of

     - Participant contributions (in the case of Qualified Plans), or

     - Owner contributions (in the case of Non-Qualified Plans).

Owners, Annuitants, and Beneficiaries should seek qualified advice about the tax consequences of distributions, withdrawals, and payments under the retirement plans in connection with which the Contract is purchased.

     The Company will withhold and remit to the United States Government and, where applicable to state governments part of the taxable portion of each distribution made under a Contract unless the Owner or Annuitant

     (1) provides his or her taxpayer identification number to the Company, and

     (2) notifies the Company that he or she chooses not to have amounts withheld.

     The Technical and Miscellaneous Revenue Act of 1988 ("TAMRA") has requirements for determining the amount includable in gross income with respect to distributions not received as an annuity. Distributions include those resulting from gratuitous transfers. When computing the distributions for any 12 month period, distributions from all annuity contracts issued by the same company to the Owner (other than those issued to qualified retirement plans) will be treated as one annuity contract. The IRS is given power to prescribe additional rules to prevent avoidance of this rule through serial purchases of contracts or otherwise. None of these rules is expected to affect tax-benefited plans.

     Effective January 1, 1993, distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

        (1) Part of a series of substantially equal periodic payments (at least annually) for

            (a) the participant's life or life expectancy,

            (b) the joint lives or life expectancies of the participant and his/her beneficiary,

            (c) or a period certain of not less than 10 years; or

        (2) Required by the Code upon the participant's attainment of age 70 1/2 or death.

     Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and excise tax penalties.

     Under the generation skipping transfer tax, the Company may be liable for payment of this tax under certain circumstances. In the event that the Company determines that such liability exists, an amount necessary to pay the generation skipping transfer tax may be subtracted from the death benefit proceeds.

RETIREMENT PLANS

     The Contract described in this Prospectus currently is designed for use with the following types of retirement plans:

          (1) Pension and Profit Sharing Plans established by business employers and certain associations, as permitted by Sections 401(a) and 401(k) of the Code, including those purchasers who would have been covered under the rules governing H.R. 10 (Keogh) Plans;

          (2) Individual Retirement Annuities permitted by Section 408(b) of the Code, including Simplified Employee Pensions established by employers pursuant to Section 408(k);

          (3) Deferred compensation plans provided by certain governmental entities under Section 457; and

          (4) Non-Qualified Plans.

     Certain Individual Retirement Annuities are not available under contracts issued in some states.

     The tax rules applicable to participants in such retirement plans vary according to the type of plan and its terms and conditions. Therefore, no attempt is made here to provide more than general information about the use of the Contract with the various types of retirement plans. Participants in such plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under these plans are subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. The Company will provide purchasers of Contracts used in connection with Individual Retirement Annuities with such supplementary information as may be required by the Internal Revenue Service or other appropriate agency. Any person contemplating the purchase of a Contract should consult a qualified tax adviser.

                                PERFORMANCE DATA

     We may advertise the performance of the MONY America Variable Account A subaccounts. We will also report performance to contract owners and may make performance information available to prospective purchasers. This information will be presented in compliance with applicable law.

     Performance information contained in these advertisements is based upon historical earnings and is not indicative of future performance. The data for each subaccount reflects the investment results of the designated portfolio of the Fund and recurring charges and deductions borne by or imposed on the portfolio and the subaccount. Set forth below for each subaccount is the manner in which the data contained in such advertisements will be calculated.

     Money Market Subaccount. The performance data for this subaccount will reflect the "yield" and "effective yield". The "yield" of the subaccount refers to the income generated by an investment in the Subaccount over the seven day period stated in the advertisement. This income is "annualized", that is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52 week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the subaccount is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

     Subaccounts other than the Money Market Subaccount. The performance data for these subaccounts will reflect the "yield" and "total return". The "yield" of each of these subaccounts refers to the income generated by an investment in that subaccount over the 30 day period stated in the advertisement and is the result of dividing that income by the value of the subaccount. The value of each subaccount is the average daily number of Units outstanding multiplied by the Unit Value on the last day of the period. The "yield" reflects deductions for all charges, expenses, and fees of both the Funds and the Variable Account other than the Surrender Charge. "Total return" for each of these subaccounts refers to the return a Owner would receive during the period indicated if a $1,000 Purchase Payment was made the indicated number of years ago. It reflects historical investment results less charges and deductions of both the Funds and MONY America Variable Account A, including any Surrender Charge imposed as a result of the full Surrender, with the distribution being made in cash rather than in the form of one of the settlement options, at the close of the period for which the "total return" data is given. Total return data may also be shown assuming that the Contract continues in force (i.e., was not surrendered) beyond the close of the periods indicated, in which case that data would reflect all charges and deductions of both the Funds and the Variable Account other than the Surrender Charge. Returns for periods exceeding one year reflect the average annual total return for such period. In addition to the total return data described above based upon a $1,000 investment, comparable data may also be shown for an investment equal to the amount of the average purchase payment made by a purchaser of a Contract during the prior year.

     Non-Standardized Performance Data. From time to time, average annual total return or other performance data may also be advertised in non-standardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.

     We may also use non-standard performance in cases where we add new subaccounts which purchase shares of underlying funds in existence prior to the formation of such subaccounts. In such cases we will use the historical performance of the underlying fund with the current expenses of the applicable subaccount under the Contract.

     Performance information for MONY America Variable Account A may be compared in advertisements, sales literature, and reports to contract owners to various indices, including, without limitation, the Standard & Poor's 500 Indices and the Lehman Brothers, Shearson, CDA/Wiesenberger, Russell, Merrill Lynch, and Wilshire indices, and to various ranking services, including, without limitation, the Lipper Annuity and Closed End Survey compiled by Lipper Analytical Services and the VARDS report compiled by Variable Annuity Research and Data Service and to the Consumer Price Index (a measure for inflation)in order to provide the reader a basis for comparison of performance. Reports and promotional literature may also contain the Company's rating or a rating of the Company's claims paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organization.

                             ADDITIONAL INFORMATION

     This Prospectus does not contain all the information set forth in the registration statement, certain portions of which have been omitted pursuant to the rules and regulations of the Securities and Exchange Commission. The omitted information may be obtained from the Commission's principal office in Washington, D.C., upon payment of the fees prescribed by the Commission.

     For further information with respect to the Company and the Contracts offered by this Prospectus, including the Statement of Additional Information (which includes financial statements relating to the Company), Owners and prospective investors may also contact the Company at its address or phone number set forth on the cover of this Prospectus for requesting such statement. The Statement of Additional Information is available from the Company without charge.

                               LEGAL PROCEEDINGS

     There are no legal proceedings to which MONY America Variable Account A is a party. The Company and the principal underwriter are engaged in various kinds of routine litigation which, in the opinions of the Company and the principal underwriter, are not of material importance in relation to the total capital and surplus of the Company or the principal underwriter.

                              FINANCIAL STATEMENTS


     The audited financial statements of MONY America Variable Account A and the Company are set forth herein.



     The financial statements of MONY America Variable Account A and the Company have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.

                               TABLE OF CONTENTS

                                       OF

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2001

                            ITEM                              PAGE
                            ----                              ----
MONY Life Insurance Company of America......................  (1)
Legal Opinion...............................................  (1)
Independent Accountants.....................................  (1)
Federal Tax Status..........................................  (2)
Performance Data............................................  (5)
Financial Statements........................................  F-1

     If you would like to receive a copy of the MONY America Variable Account A Statement of Additional Information, please return this request to:

          MONY Life Insurance Company of America
          Mail Drop 8-27
          1740 Broadway
          New York, New York 10019

          Your name

          Address

          City State ____________ Zip  ______________

     Please send me a copy of the MONY America Variable Account A Statement of Additional Information.

Policy Bx-98

Form No. 14432SL (5/01)                                                333-59717

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      STATEMENT OF ADDITIONAL INFORMATION
                               DATED MAY 1, 2001


                          INDIVIDUAL FLEXIBLE PAYMENT
                           VARIABLE ANNUITY CONTRACT

                                   ISSUED BY

                        MONY AMERICA VARIABLE ACCOUNT A

                                      AND

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     This Statement of Additional Information is not a prospectus, but it relates to, and should be read in conjunction with, the prospectus dated May 1, 2001 for the Individual Flexible Payment Variable Annuity Contract ("Contract") issued by MONY Life Insurance Company of America ("Company"). The prospectus is available, at no charge, by writing the Company at 1740 Broadway, New York, New York 10019, Mail Drop 8-27 or by calling 1-800-487-6669.

                               TABLE OF CONTENTS

                            ITEM                              PAGE
                            ----                              ----
MONY Life Insurance Company of America......................  (1)
Legal Opinion...............................................  (1)
Independent Accountants.....................................  (1)
Federal Tax Status..........................................  (2)
Performance Data............................................  (5)
Financial Statements........................................  F-1


     Form No. 14432SL (5/01)


     Form No. 14521SL (5/01)

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     MONY Life Insurance Company of America ("Company"), is a stock life insurance company organized in the state of Arizona. The Company is the corporate successor of Vico Credit Life Insurance Company, incorporated in Arizona on March 6, 1969, re-named Vico Life Insurance Company on July 7, 1972, and re-named Consumers National Life Insurance Company on December 22, 1977. The Mutual Life Insurance Company of New York purchased Consumers National Life Insurance Company on December 10, 1981 and changed the corporate name to MONY Life Insurance Company of America. The Company is currently licensed to sell life insurance in 49 states (not including New York), the District of Columbia, the U.S. Virgin Island, and Puerto Rico.

     The Company is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). MONY was organized as a mutual life insurance company under the laws of the state of New York in 1842. MONY converted to a stock life insurance company in November 1998 through demutualization and assumed its present name at that time. In addition, MONY became a wholly-owned subsidiary of The MONY Group Inc at that time. The principal offices of both MONY and the Company are at 1740 Broadway, New York, New York 10019. MONY had consolidated assets at the end of 2000 of approximately $24.0 billion. As of December 31, 2000, MONY's investment in the Company was $379.4 million. MONY intends from time to time to make additional capital contributions to the Company as needed to enable it to meet its reserve requirements and expenses in connection with its business. Generally, MONY is under no obligation to make such contributions, and its assets do not back the benefits payable under the Contract.

     At August 16, 1999, the rating assigned to the Company by A.M. Best Company, Inc., an independent insurance company rating organization, was A (Excellent) based upon an analysis of financial condition and operating performance. At the same date, MONY was rated A on the same basis. The A.M. Best rating of the Company should be considered only as bearing on the ability of the Company to meet its obligations under the Contract.

     The Company has a service agreement with MONY whereby MONY provides the Company with such personnel, facilities, etc., as are reasonably necessary for the conduct of the Company's business. These services are provided on a cost reimbursement basis. The Company intends to administer the Contract itself utilizing the services provided by MONY as a part of the Service Agreement.

     During 2000, the Company paid MONY $114.0 million, for all services provided under the Service Agreement.

                                 LEGAL OPINION

     Legal matters relating to federal securities laws applicable to the issue and sale of the Contract and all matters of Arizona law pertaining to the Contract, including the validity of the Contract and the Company's right to issue the Contract, have been passed upon by Edward P. Bank, Esq., then Vice President and Deputy General Counsel, MONY.

                            INDEPENDENT ACCOUNTANTS


     The audited financial statements for MONY America Variable Account A and the Company included in this Prospectus and in the Registration Statement have been audited by PricewaterhouseCoopers LLP, independent accountants, as indicated in their reports herein. The audited financial statements are included in reliance upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP's office is located at 1177 Avenue of the Americas, New York, New York, 10036.


                                       (1)

                               FEDERAL TAX STATUS

INTRODUCTION

     The Contract is designed for use to fund retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code (the "Code"). The ultimate effect of federal income taxes on the Contract value, on annuity payments, and on the economic benefit to the Owner, Annuitant, or Beneficiary depends on the type of retirement plan for which the Contract is purchased and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice.

     Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion herein is based upon the Company's understanding of current federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of those current federal income tax laws or of the current interpretations by the Internal Revenue Service.

TAXATION OF ANNUITIES IN GENERAL

     Section 72 of the Code governs taxation of annuities in general. Except in the case of certain corporate and other non-individual Owners, there are no income taxes on increases in the value of a Contract until a distribution occurs, in the form of a full surrender, a partial surrender, a death benefit, an assignment or gift of the Contract, or as annuity payments.

SURRENDERS, DEATH BENEFITS, ASSIGNMENTS AND GIFTS

     An Owner who fully surrenders his or her Contract is taxed on the portion of the payment that exceeds his or her cost basis in the Contract. For Non-Qualified Contracts, the cost basis is generally the amount of the Purchase Payments made for the Contract, and the taxable portion of the surrender payment is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, except to the extent of non-deductible employee contributions, and the taxable portion of the surrender payment is generally taxed as ordinary income subject to special elective 5-year (and, for certain eligible persons, 10-year) income averaging in the case of certain Qualified Contracts. A Beneficiary entitled to receive a lump sum death benefit upon the death of the Annuitant is taxed on the portion of the amount that exceeds the Owner's cost basis in the Contract. If the Beneficiary elects to receive annuity payments within 60 days of the Annuitant's death, different tax rules apply. (See "Annuity Payments" below.)

     Partial surrenders received under Non-Qualified Contracts prior to annuitization are first included in gross income to the extent Surrender Value exceeds Purchase Payments less prior non-taxable distributions, and the balance is treated as a non-taxable return of principal to the Owner. For partial surrenders under a Qualified Contract, payments are generally prorated between taxable income and non-taxable return of investment.

     There are special rules for Qualified Plans or contracts involving 85 percent or more employee contributions. Since the cost basis of Qualified Contracts is generally zero, however, partial surrender amounts will generally be fully taxed as ordinary income.

     An Owner who assigns or pledges a Non-Qualified Contract is treated as if he or she had received the amount assigned or pledged and thus is subject to taxation under the rules applicable to surrenders. An Owner who gives away the Contract (i.e., transfers it without full and adequate consideration) to anyone other than his or her spouse is treated for income tax purposes as if he or she had fully surrendered the Contract.

ANNUITY PAYMENTS

     The non-taxable portion of each annuity payment is determined by an "exclusion ratio" formula which establishes the ratio that the cost basis of the Contract bears to the total expected value of annuity payments for the term of the annuity. The remaining portion of each payment is taxable. Such taxable portion is taxed at
                                       (2)
ordinary income rates. For Qualified Contracts, the cost basis is generally zero. With annuity payments based on life contingencies, the payments will become fully taxable once the Annuitant lives longer than the life expectancy used to calculate the non-taxable portion of the prior payments. Conversely, a tax deduction in the Annuitant's last taxable year, equal to the unrecovered cost basis, is available if the Annuitant does not live to life expectancy.

PENALTY TAX

     Payments received by Owners, Annuitants, and Beneficiaries under both Qualified and Non-Qualified Contracts may be subject to both ordinary income taxes and a penalty tax equal to 10 percent of the amount received that is includable in income. The penalty is not imposed on amounts received: (a) after the taxpayer attains age 59 1/2; (b) in a series of substantially equal payments made for life or life expectancy following separation from service; (c) after the death of the Owner (or, where the Owner is not a human being, the death of the Annuitant); (d) if the taxpayer is totally disabled; (e) upon early retirement under the plan after the taxpayer's attainment of age 55; or (f) which are used for certain medical care expenses. Exceptions (e) and (f) do not apply to Individual Retirement Accounts and Annuities and Non-Qualified Contracts. An additional exception for Non-Qualified Contracts is amounts received as an immediate annuity.

INCOME TAX WITHHOLDING

     The Company is required to withhold federal, and, where applicable, state, income taxes on taxable amounts paid under the Contract unless the recipient elects not to have withholding apply. The Company will notify recipients of their right to elect not to have withholding apply.

     Effective January 1, 1993, distributions of plan benefits from qualified retirement plans, other than individual retirement arrangements ("IRAs"), generally will be subject to mandatory federal income tax withholding unless they either are:

          1. Part of a series of substantially equal periodic payments (at least annually) for the participant's life or life expectancy, the joint lives or life expectancies of the participant and his/ her beneficiary, or a period certain of not less than 10 years, or

          2. Required by the Code upon the participant's attainment of age 70 1/2 or death.

     Such withholding will apply even if the distribution is rolled over into another qualified plan, including an IRA. The withholding can be avoided if the participant's interest is directly transferred by the old plan to another eligible qualified plan, including an IRA. A direct transfer to the new plan can be made only in accordance with the terms of the old plan. If withholding is not avoided, the amount withheld may be subject to income tax and excise tax penalties.

DIVERSIFICATION STANDARDS

     The United States Secretary of the Treasury has the authority to set standards for diversification of the investments underlying variable annuity contracts (other than pension plan contracts). The Secretary of the Treasury has issued certain regulations. Further regulations may be issued. The Fund is designed to be managed to meet the diversification requirements for the Contract as those requirements may change from time to time. The Company intends to satisfy those requirements so that the Contract will be treated as an annuity contract.

     The Secretary of the Treasury has announced that he expects to issue regulations or Revenue Rulings that will prescribe the circumstances in which an Owner's control of the investments of a segregated asset account may cause the Owner, rather than the insurance company, to be treated as the owner of the assets of the account. The regulations or Revenue Rulings could impose requirements that are not reflected in the Contract. The Company, however, has reserved certain rights to alter the Contract and investment alternatives so as to comply with such regulations or Revenue Rulings. Since the regulations or Revenue Rulings have not been issued, there can be no assurance as to the content of such regulations or Revenue Rulings or even

                                       (3)
whether application of the regulations or Revenue Rulings will be prospective. For these reasons, Owners are urged to consult with their own tax advisers.

QUALIFIED PLANS

     The Contract is designed for use with several types of Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. Moreover, many of these tax rules were changed by the Tax Reform Act of 1986. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans as well as Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract issued in connection therewith. Following are brief descriptions of the various types of Qualified Plans and of the use of the Contract in connection therewith. Purchasers of the Contract should seek competent advice concerning the terms and conditions of the particular Qualified Plan and use of the Contract with that plan.

H.R. 10 PLANS

     The Self-Employed Individuals Tax Retirement Act of 1962, as amended, which is commonly referred to as "H.R. 10," permits self-employed individuals to establish Qualified Plans for themselves and their employees. The tax consequences to participants under such plans depend upon the plan itself. In addition, such plans are limited by law to maximum permissible contributions, distribution dates, and tax rates applicable to distributions. In order to establish such a plan, a plan document, usually in prototype form pre-approved by the Internal Revenue Service, is adopted and implemented by the employer.

INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES

     Section 408 of the Code permits eligible individuals to contribute to individual retirement programs known as "Individual Retirement Accounts" and "Individual Retirement Annuities." These Individual Retirement Accounts and Annuities are subject to limitations on the amounts which may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, distributions from certain types of Qualified Plans may be placed on a tax-deferred basis into an Individual Retirement Account or Annuity.

CORPORATE PENSION AND PROFIT-SHARING PLANS

     Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of the Contract to provide benefits under the plans.

CERTAIN GOVERNMENTAL ENTITIES

     Section 457 of the Code permits certain governmental entities to establish deferred contribution plans. Such deferred contribution plans may permit the purchase of the Contract to provide benefits under the plans.

                                       (4)

                                PERFORMANCE DATA

MONEY MARKET SUBACCOUNT

     For the seven-day period ended December 31, 2000, the yield was 4.79% and the effective yield was 4.98%.

     The yield is calculated by dividing the result of subtracting the value of one Unit at the end of the seven day period ("Seventh Day Value") from the value of one Unit at the beginning of the seven day period ("First Day Value") by the First Day Value (the resulting quotient being the "Base Period Return") and multiplying the Base Period Return by 365 divided by 7 to obtain the annualized yield.

     The effective yield was calculated by compounding the Base Period Return calculated in accordance with the preceding paragraph, adding 1 to the Base Period Return, raising that sum to a power equal to 365 divided by 7 and subtracting 1 from the result.

     As the Money Market Subaccount invests only in shares of the Money Market Portfolio of the Fund, the First Day Value reflects the per share net asset value of the Money Market Portfolio (which will normally be $1.00) and the number of shares of the Money Market Portfolio of the Fund held in the Money Market Subaccount. The Seventh Day Value reflects increases or decreases in the number of shares of the Money Market Portfolio of the Fund held in the Money Market Subaccount due to the declaration of dividends (in the form of shares and including dividends (in the form of shares) on shares received as dividends) of the net investment income and the daily charges and deductions from the Subaccount for mortality and expense risks and a deduction for the Annual Contract Charge imposed on each Contract Anniversary which has been pro-rated to reflect the shortened 7-day period and allocated to the Money Market Subaccount in the proportion that the total value of the Money Market Subaccount bore to the total value of the Variable Account at the end of the period indicated. Net investment income reflects earnings on investments less expenses of the Fund including the Investment Advisory Fee (which for calculating the yield and effective yield quoted above is assumed to be .40 percent, the fee which would be charged based upon the amount of assets under management on the last day of the period for which the quoted yield is stated). Not reflected in either the yield or effective yield are surrender charges, which will not exceed 7% of total Purchase Payments made in the Contract Year of surrender and the preceding 7 Contract Years.

                                       (5)

SUBACCOUNTS OTHER THAN MONEY MARKET SUBACCOUNT

TOTAL RETURN:

     The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming full surrender of the Contract for cash at the end of the period, for the periods indicated is shown in the table below. This table does not reflect the impact of the tax laws, if any, on total return as a result of the surrender.

                        MONY AMERICA VARIABLE ACCOUNT A

                                  TOTAL RETURN
                    (ASSUMING $1,000 PAYMENT AT BEGINNING OF
                     PERIOD AND SURRENDER AT END OF PERIOD)

                                                                                                     FOR THE
                                      FOR THE              FOR THE              FOR THE            PERIOD SINCE
                                    1 YEAR ENDED        5 YEARS ENDED        10 YEARS ENDED     INCEPTION THROUGH
           SUBACCOUNT            DECEMBER 31, 2000    DECEMBER 31, 2000    DECEMBER 31, 2000    DECEMBER 31, 2000
           ----------            ------------------   ------------------   ------------------   ------------------
Enterprise Equity...............       -12.33%              11.23%               14.94%                13.50%
Enterprise Small Company
  Value.........................        -5.20%              14.96%               16.92%                14.11%
Enterprise Managed..............        -6.15%              10.53%               16.70%                15.72%
Enterprise International
  Growth........................       -23.46%               7.55%                 N/A                  8.46%
Enterprise High Yield Bond......        -9.83%               3.81%                 N/A                  5.87%
Enterprise Growth...............       -14.72%                N/A                  N/A                  5.35%
Enterprise Growth and Income....        -6.66%                N/A                  N/A                  6.66%
Enterprise Small Company
  Growth........................        -5.78%                N/A                  N/A                 24.93%
Enterprise Equity Income........        -1.50%                N/A                  N/A                  3.05%
Enterprise Capital
  Appreciation..................       -20.33%                N/A                  N/A                 16.15%
MONY Government Securities......        -1.51%               3.28%                 N/A                  4.61%
MONY Intermediate Bond..........        -0.13%               3.09%                5.60%                 5.77%
MONY Long Term Bond.............         6.98%               3.58%                7.69%                 7.63%
Enterprise Multi-Cap Growth.....       -35.89%                N/A                  N/A                 53.62%
Enterprise Balanced.............        -7.96%                N/A                  N/A                 -2.40%
Dreyfus Stock Index.............        16.11%                N/A                  N/A                 -7.39%
The Dreyfus Socially Responsible
  Growth........................       -17.74%                N/A                  N/A                 -3.16%
Fidelity VIP Growth.............       -17.78%                N/A                  N/A                 -4.10%
Fidelity VIP II Contrafund......       -13.74%                N/A                  N/A                 -3.57%
Fidelity VIP III Growth
  Opportunities.................       -23.43%                N/A                  N/A                -17.86%
Janus Aspen Series Aggressive
  Growth........................       -37.04%                N/A                  N/A                  1.77%
Janus Aspen Series Balanced.....        -9.61%                N/A                  N/A                 -0.36%
Janus Aspen Series Capital
  Appreciation..................       -24.38%                N/A                  N/A                 -1.57%
Janus Aspen Series Worldwide
  Growth........................       -22.05%                N/A                  N/A                  5.88%

---------------
MONY America Variable Account A commenced operations on November 25, 1987. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of each of the respective Subaccounts, which is August 1988 for the Equity and Managed Subaccounts, September 1988 for the Small Company Value Subaccount, January 1988 for the Intermediate Term Bond Subaccount, February 1988 for the Long Term Bond Subaccount, November 1994 for the Government Securities Subaccount, November 1994 for the International Growth and for the High Yield Bond Subaccounts and November 1998 for the Equity Income, Growth and Income, Growth, Capital Appreciation, and Small Company Growth Subaccounts, adjusted to reflect the charges and expenses imposed by the Contract. Total return is not indicative of future performance. The inception date for the Enterprise Multi-Cap Growth, Enterprise Balanced, Dreyfus Stock Index, The Dreyfus Socially Responsible Growth, Fidelity VIP Growth, Fidelity VIP II Contrafund, Fidelity VIP III Growth Opportunities, Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Capital Appreciation and Janus Aspen Series Worldwide Growth Subaccounts is July 1999.

                                       (6)

     The table above assumes that a $1,000 payment was made to each Subaccount at the beginning of the period shown, that no further payments were made, that any distributions from the corresponding Portfolio of the Funds were reinvested, and that the Owner surrendered the Contract for cash, rather than electing commencement of annuity benefits in the form of one of the Settlement Options available, at the end of the period shown. The average annual total return percentages shown in the table reflect the historical rates of return, deductions for all charges, expenses, and fees of both the Funds (including the Investment Adviser Fees described in the Prospectus (see "Investment Adviser Fee" beginning at page 19) and the Variable Account which would be imposed on the payment assumed, including a contingent deferred sales (Surrender) charge imposed as a result of the full surrender allocated to each Subaccount in the proportion that the total value of that Subaccount bore to the total value of the Variable Account at the end of the period indicated.

     The average annual total return for the Subaccounts other than the Money Market Subaccount, assuming that the Contracts remain in force throughout the periods indicated, is shown in the table below.

                        MONY AMERICA VARIABLE ACCOUNT A

                                  TOTAL RETURN
                    (ASSUMING $1,000 PAYMENT AT BEGINNING OF
                    PERIOD AND CONTRACT CONTINUES IN FORCE)

                                                                                                  FOR THE
                                      FOR THE             FOR THE             FOR THE          PERIOD SINCE
                                   1 YEAR ENDED        5 YEARS ENDED      10 YEARS ENDED     INCEPTION THROUGH
          SUBACCOUNT             DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000   DECEMBER 31, 2000
          ----------             -----------------   -----------------   -----------------   -----------------
Enterprise Equity..............        -6.44%              12.25%              14.94%              13.50%
Enterprise Small Company
  Value........................         1.18%              16.02%              16.92%              14.11%
Enterprise Managed.............         0.16%              11.55%              16.70%              15.72%
Enterprise International
  Growth.......................       -18.31%               8.52%                N/A                8.94%
Enterprise High Yield Bond.....        -3.77%               4.76%                N/A                6.34%
Enterprise Growth..............        -8.99%                N/A                 N/A                8.18%
Enterprise Growth and Income...        -0.39%                N/A                 N/A                9.56%
Enterprise Small Company
  Growth.......................         0.55%                N/A                 N/A               28.36%
Enterprise Equity Income.......         5.12%                N/A                 N/A                5.89%
Enterprise Capital
  Appreciation.................       -14.97%                N/A                 N/A               19.30%
MONY Government Securities.....         8.33%               4.25%                N/A                5.09%
MONY Intermediate Bond.........         6.59%               4.05%               5.60%               5.77%
MONY Long Term Bond............        14.17%               4.56%               7.69%               7.63%
Enterprise Multi-Cap Growth....       -31.58%                N/A                 N/A               60.27%
Enterprise Balanced............        -1.77%                N/A                 N/A                2.10%
Dreyfus Stock Index............       -10.47%                N/A                 N/A               -3.20%
The Dreyfus Socially
  Responsible Growth...........       -12.21%                N/A                 N/A                1.22%
Fidelity VIP Growth............       -12.25%                N/A                 N/A                0.15%
Fidelity VIP II Contrafund.....        -7.94%                N/A                 N/A                0.82%
Fidelity VIP III Growth
  Opportunities................       -18.28%                N/A                 N/A              -14.16%
Janus Aspen Series Aggressive
  Growth.......................       -32.81%                N/A                 N/A                6.14%
Janus Aspen Series Balanced....        -3.54%                N/A                 N/A                4.19%
Janus Aspen Series Capital
  Appreciation.................       -19.29%                N/A                 N/A                2.77%
Janus Aspen Series Worldwide
  Growth.......................       -16.82%                N/A                 N/A               10.54%

---------------
MONY America Variable Account A commenced operations on November 25, 1987. Total return for the period since inception reflects the average annual total return since the inception (commencement of operations) of each of the Subaccounts, which is August 1988 for the Equity and Managed Subaccounts, September 1988 for the Small Company Value Subaccount, January 1988 for the Intermediate

                                       (7)

Term Bond Subaccount, February 1988 for the Long Term Bond Subaccount, November 1994 for the Government Securities Subaccount, and November 1994 for the International Growth and for the High Yield Bond Subaccounts, and November 1998 for the Equity Income, Growth and Income, Growth, Capital Appreciation, and Small Company Growth Subaccounts, adjusted to reflect the charges and expenses imposed by the Contract. Total return is not indicative of future performance. The inception date for the Enterprise Multi-Cap Growth, Enterprise Balanced, Dreyfus Stock Index, The Dreyfus Socially Responsible Growth, Fidelity VIP Growth, Fidelity VIP II Contrafund, Fidelity VIP III Growth Opportunities, Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Capital Appreciation and Janus Aspen Series Worldwide Growth Subaccounts is July 1999.

     The table above reflects the same assumptions and results as the table appearing on page (6), except that no contingent deferred sales (surrender) charge has been deducted. The data reflected in the table above reflects the average annual total return an Owner would have received during that period if he did not surrender his Contract.

30-DAY YIELD:

     The yield for the Intermediate Term Bond, Long Term Bond, Government Securities and High Yield Bond Subaccounts is shown in the table below.

                        MONY AMERICA VARIABLE ACCOUNT A

                            YIELD FOR 30-DAY PERIOD

                                                     INTERMEDIATE   LONG TERM   GOVERNMENT   HIGH YIELD
              YIELD FOR 30 DAYS ENDED                 TERM BOND       BOND      SECURITIES      BOND
              -----------------------                ------------   ---------   ----------   ----------
December 31, 2000..................................      4.26%        4.04%        3.95%        8.70%

---------------
The 30-day yield is not indicative of future results.

     For the Intermediate Term Bond, and Long Term Bond, Government Securities, and High Yield Bond Portfolios, net investment income is the net of interest earned on the obligation held by the Portfolio and expenses accrued for the period. Interest earned on the obligation is determined by (i) computing the yield to maturity based on the market value of each obligation held in the corresponding Portfolio at the close of business on the thirtieth day of the period (or as to obligations purchased during that 30-day period, based on the purchase price plus accrued interest); (ii) dividing the yield to maturity for each obligation by 360; (iii) multiplying that quotient by the market value of each obligation (including actual accrued interest) for each day of the subsequent 30-day month that the obligation is in the Portfolio; and (iv) totaling the interest except, in the case of the column headed "No Surrender Contract In Force", no contingent deferred sales (surrender) charge or annual contract charge has been deducted:

                                       (8)

                        MONY AMERICA VARIABLE ACCOUNT A

                           YEAR TO DATE TOTAL RETURN
                         JANUARY 1 TO FEBRUARY 12, 2001
                (ASSUMING $1,000 PAYMENT AT BEGINNING OF PERIOD)

                                                              SURRENDER AT       NO SURRENDER
SUBACCOUNT                                                    END OF PERIOD    CONTRACT IN FORCE
----------                                                    -------------    -----------------
Enterprise Equity...........................................      -6.89%             -0.63%
Enterprise Small Company Value..............................       0.27%              7.01%
Enterprise Managed..........................................      -5.10%              1.28%
Enterprise International Growth.............................     -11.86%             -5.93%
Enterprise High Yield Bond..................................       0.68%              7.44%
Enterprise Growth...........................................      -9.74%             -3.67%
Enterprise Growth and Income................................      -5.55%              0.80%
Enterprise Small Company Growth.............................      -2.43%              4.13%
Enterprise Equity Income....................................      -8.10%             -1.92%
Enterprise Capital Appreciation.............................     -11.08%             -5.10%
MONY Government Securities..................................      -5.38%              0.99%
MONY Intermediate Bond......................................      -4.83%              1.56%
MONY Long Term Bond.........................................      -4.97%              1.42%
Enterprise Multi-Cap Growth.................................      -9.41%             -3.32%
Enterprise Balanced.........................................      -7.91%             -1.72%
Dreyfus Stock Index.........................................      -5.69%              0.66%
The Dreyfus Socially Responsible Growth.....................      -5.97%              0.35%
Fidelity VIP Growth.........................................      -8.21%             -2.04%
Fidelity VIP II Contrafund..................................     -10.34%             -4.31%
Fidelity VIP III Growth Opportunities.......................      -9.00%             -2.88%
Janus Aspen Series Aggressive Growth........................     -11.91%             -5.98%
Janus Aspen Series Balanced.................................      -6.26%              0.04%
Janus Aspen Series Capital Appreciation.....................      -7.94%              1.75%
Janus Aspen Series Worldwide Growth.........................      -8.23%             -2.06%

OTHER NON-STANDARDIZED PERFORMANCE DATA:

     From time to time, average annual total return or other performance data may also be advertised in non-standardized formats. Non-standard performance data will be accompanied by standard performance data, and the period covered or other non-standard features will be disclosed.

                              FINANCIAL STATEMENTS


     The audited financial statements of MONY America Variable Account A and the Company are set forth herein.



     The financial statements of MONY America Variable Account A and the Company have been audited by PricewaterhouseCoopers LLP. The financial statements of the Company should be considered only as bearing upon the ability of the Company to meet its obligations under the Policies.


                                       (9)

             FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS

                         INDEX TO FINANCIAL STATEMENTS


                                                              PAGE
                                                              ----
With respect to MONY America Variable Account A:
  Report of Independent Accountants.........................  F-2
  Statement of assets and liabilities as of December 31,
     2000...................................................  F-3
  Statement of operations for the period ended December 31,
     2000...................................................  F-7
  Statement of changes in net assets for the periods ended
     December 31, 2000 and December 31, 1999................  F-12
  Notes to financial statements.............................  F-19
With respect to MONY Life Insurance Company of America:
  Report of Independent Accountants.........................  F-22
  Balance sheets as of December 31, 2000 and 1999...........  F-23
  Statements of income and comprehensive income for the
     years ended December 31, 2000, 1999 and 1998...........  F-24
  Statements of changes in shareholder's equity for the
     years ended December 31, 2000, 1999 and 1998...........  F-25
  Statements of cash flows for the years ended December 31,
     2000, 1999 and 1998....................................  F-26
  Notes to financial statements.............................  F-28

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors of
MONY Life Insurance Company of America and the
Contractholders of MONY America Variable Account A -- MONY Custom Master

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the MONY Custom Master's Subaccounts of MONY America Variable Account A at December 31, 2000, and the results of each of their operations and the changes in each of their net assets for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the MONY Life Insurance Company of America's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2000 by correspondence with the funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
February 12, 2001

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF ASSETS AND LIABILITIES

                               DECEMBER 31, 2000

                                                                     MONY CUSTOM MASTER
                            -----------------------------------------------------------------------------------------------------
                                            MONY SERIES FUND, INC.                           ENTERPRISE ACCUMULATION TRUST
                            -------------------------------------------------------   -------------------------------------------
                            INTERMEDIATE    LONG TERM    GOVERNMENT                                  SMALL COMPANY
                             TERM BOND        BOND       SECURITIES    MONEY MARKET      EQUITY          VALUE         MANAGED
                             SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                            ------------   -----------   -----------   ------------   ------------   -------------   ------------
ASSETS
Shares held in respective
  Funds...................    1,598,249      1,848,213     2,015,647   102,569,922       3,552,917      2,878,365       7,012,777
                            ===========    ===========   ===========   ============   ============    ===========    ============
Investments at cost.......  $16,950,507    $22,960,336   $21,781,752   $102,569,922   $134,842,301    $84,466,072    $214,153,850
                            ===========    ===========   ===========   ============   ============    ===========    ============
Investments in respective
  Funds, at net asset
  value...................  $17,532,793    $24,525,787   $22,756,659   $102,569,922   $ 99,197,452    $75,384,385    $169,639,080
Amount due from MONY
  America.................       32,743         42,238        60,351       144,646          65,334         19,853          63,256
Amount due from respective
  Funds...................          148            644         6,875       281,283          24,385         11,809          42,496
                            -----------    -----------   -----------   ------------   ------------    -----------    ------------
         Total assets.....   17,565,684     24,568,669    22,823,885   102,995,851      99,287,171     75,416,047     169,744,832
                            -----------    -----------   -----------   ------------   ------------    -----------    ------------
LIABILITIES
Amount due to MONY
  America.................        9,096         13,242        18,367       333,904          74,805         49,565         128,213
Amount due to respective
  Funds...................       32,743         42,238        60,351       144,646          65,334         19,853          63,256
                            -----------    -----------   -----------   ------------   ------------    -----------    ------------
         Total
           liabilities....       41,839         55,480        78,718       478,550         140,139         69,418         191,469
                            -----------    -----------   -----------   ------------   ------------    -----------    ------------
Net assets................  $17,523,845    $24,513,189   $22,745,167   $102,517,301   $ 99,147,032    $75,346,629    $169,553,363
                            ===========    ===========   ===========   ============   ============    ===========    ============
Net assets consist of:
  Contractholders' net
    payments..............  $16,587,400    $22,596,680   $21,282,798   $97,335,518    $112,233,485    $70,038,151    $163,785,477
  Undistributed net
    investment income.....      601,238        996,419       704,572     5,181,783      23,330,988     14,323,874      68,951,400
  Accumulated net realized
    gain (loss) on
    investments...........     (247,079)      (645,361)     (217,110)            0        (772,592)        66,291     (18,668,744)
  Net unrealized
    appreciation
    (depreciation) of
    investments...........      582,286      1,565,451       974,907             0     (35,644,849)    (9,081,687)    (44,514,770)
                            -----------    -----------   -----------   ------------   ------------    -----------    ------------
Net assets................  $17,523,845    $24,513,189   $22,745,167   $102,517,301   $ 99,147,032    $75,346,629    $169,553,363
                            ===========    ===========   ===========   ============   ============    ===========    ============
Number of units
  outstanding*............    1,660,729      2,367,333     2,116,059     9,408,383       9,303,452      5,755,083      15,740,006
                            -----------    -----------   -----------   ------------   ------------    -----------    ------------
Net asset value per unit
  outstanding*............  $     10.55    $     10.35   $     10.75   $     10.90    $      10.66    $     13.09    $      10.77
                            ===========    ===========   ===========   ============   ============    ===========    ============

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                           MONY CUSTOM MASTER
                                                        ---------------------------------------------------------
                                                                      ENTERPRISE ACCUMULATION TRUST
                                                        ---------------------------------------------------------
                                                        INTERNATIONAL   HIGH YIELD                    GROWTH AND
                                                           GROWTH          BOND          GROWTH         INCOME
                                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                        -------------   -----------   ------------   ------------
ASSETS
Shares held in respective Funds.......................     3,753,563      5,475,759     46,052,358     23,928,501
                                                         ===========    ===========   ============   ============
Investments at cost...................................   $30,460,734    $26,783,993   $278,887,554   $144,335,201
                                                         ===========    ===========   ============   ============
Investments in respective Funds, at net asset value...   $26,049,727    $24,531,402   $275,853,622   $148,356,705
Amount due from MONY America..........................         3,749         22,046         67,560         49,942
Amount due from respective Funds......................        14,085          5,392         39,297         28,746
                                                         -----------    -----------   ------------   ------------
         Total assets.................................    26,067,561     24,558,840    275,960,479    148,435,393
                                                         -----------    -----------   ------------   ------------
LIABILITIES
Amount due to MONY America............................        27,220         17,938        177,536        104,178
Amount due to respective Funds........................         3,749         22,046         67,560         49,942
                                                         -----------    -----------   ------------   ------------
         Total liabilities............................        30,969         39,984        245,096        154,120
                                                         -----------    -----------   ------------   ------------
Net assets............................................   $26,036,592    $24,518,856   $275,715,383   $148,281,273
                                                         ===========    ===========   ============   ============
Net assets consist of:
  Contractholders' net payments.......................   $26,599,528    $25,152,501   $274,660,316   $142,976,852
  Undistributed net investment income (loss)..........     2,371,557      2,399,050     (2,030,934)    (1,676,305)
  Accumulated net realized gain (loss) on
    investments.......................................     1,476,514       (780,104)     6,119,933      2,959,222
  Net unrealized appreciation (depreciation) of
    investments.......................................    (4,411,007)    (2,252,591)    (3,033,932)     4,021,504
                                                         -----------    -----------   ------------   ------------
Net assets............................................   $26,036,592    $24,518,856   $275,715,383   $148,281,273
                                                         ===========    ===========   ============   ============
Number of units outstanding*..........................     2,150,655      2,486,623     23,412,645     12,270,052
                                                         -----------    -----------   ------------   ------------
Net asset value per unit outstanding*.................   $     12.11    $      9.86   $      11.78   $      12.08
                                                         ===========    ===========   ============   ============

                                                                    MONY CUSTOM MASTER
                                                        ------------------------------------------
                                                              ENTERPRISE ACCUMULATION TRUST
                                                        ------------------------------------------
                                                        SMALL COMPANY     EQUITY        CAPITAL
                                                           GROWTH         INCOME      APPRECIATION
                                                         SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                                        -------------   -----------   ------------
ASSETS
Shares held in respective Funds.......................     8,037,028      4,947,028     8,459,311
                                                         ===========    ===========   ===========
Investments at cost...................................   $70,963,835    $26,256,641   $65,435,770
                                                         ===========    ===========   ===========
Investments in respective Funds, at net asset value...   $69,118,441    $28,148,591   $59,976,515
Amount due from MONY America..........................        21,412         26,976        13,238
Amount due from respective Funds......................         9,329          1,807        15,959
                                                         -----------    -----------   -----------
         Total assets.................................    69,149,182     28,177,374    60,005,712
                                                         -----------    -----------   -----------
LIABILITIES
Amount due to MONY America............................        43,271         15,927        46,117
Amount due to respective Funds........................        21,412         26,976        13,238
                                                         -----------    -----------   -----------
         Total liabilities............................        64,683         42,903        59,355
                                                         -----------    -----------   -----------
Net assets............................................   $69,084,499    $28,134,471   $59,946,357
                                                         ===========    ===========   ===========
Net assets consist of:
  Contractholders' net payments.......................   $66,640,006    $27,304,907   $59,803,336
  Undistributed net investment income (loss)..........      (278,683)      (341,760)    2,322,141
  Accumulated net realized gain (loss) on
    investments.......................................     4,568,570       (720,626)    3,280,135
  Net unrealized appreciation (depreciation) of
    investments.......................................    (1,845,394)     1,891,950    (5,459,255)
                                                         -----------    -----------   -----------
Net assets............................................   $69,084,499    $28,134,471   $59,946,357
                                                         ===========    ===========   ===========
Number of units outstanding*..........................     4,116,238      2,500,601     4,167,672
                                                         -----------    -----------   -----------
Net asset value per unit outstanding*.................   $     16.78    $     11.25   $     14.38
                                                         ===========    ===========   ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                                           MONY CUSTOM MASTER
                                                        --------------------------------------------------------
                                                         ENTERPRISE ACCUMULATION
                                                                  TRUST
                                                        --------------------------
                                                                                       DREYFUS        DREYFUS
                                                         MULTI-CAP                      STOCK        SOCIALLY
                                                           GROWTH       BALANCED        INDEX       RESPONSIBLE
                                                         SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                        ------------   -----------   -----------   -------------
ASSETS
Shares held in respective Funds.......................    11,114,353     2,902,085     2,484,175        427,541
                                                        ============   ===========   ===========    ===========
Investments at cost...................................  $161,929,578   $14,611,713   $91,927,895    $16,282,824
                                                        ============   ===========   ===========    ===========
Investments in respective Funds, at net asset value...  $112,810,687   $14,916,717   $84,461,938    $14,737,355
Amount due from MONY America..........................        25,190        17,835        62,494        110,341
Amount due from respective Funds......................         9,922         2,319         2,361          1,219
                                                        ------------   -----------   -----------    -----------
         Total assets.................................   112,845,799    14,936,871    84,526,793     14,848,915
                                                        ------------   -----------   -----------    -----------
LIABILITIES
Amount due to MONY America............................        67,950         9,853        45,625          8,695
Amount due to respective Funds........................        25,190        17,835        62,494        110,341
                                                        ------------   -----------   -----------    -----------
         Total liabilities............................        93,140        27,688       108,119        119,036
                                                        ------------   -----------   -----------    -----------
Net assets............................................  $112,752,659   $14,909,183   $84,418,674    $14,729,879
                                                        ============   ===========   ===========    ===========
Net assets consist of:
  Contractholders' net payments.......................  $158,088,142   $14,539,751   $89,481,313    $15,882,973
  Undistributed net investment income (loss)..........    (1,538,653)      (96,998)    1,376,461        149,996
  Accumulated net realized gain (loss) on
    investments.......................................     5,322,061       161,426     1,026,857        242,379
  Net unrealized appreciation (depreciation) of
    investments.......................................   (49,118,891)      305,004    (7,465,957)    (1,545,469)
                                                        ------------   -----------   -----------    -----------
Net assets............................................  $112,752,659   $14,909,183   $84,418,674    $14,729,879
                                                        ============   ===========   ===========    ===========
Number of units outstanding*..........................     5,662,101     1,446,912     8,848,044      1,447,492
                                                        ------------   -----------   -----------    -----------
Net asset value per unit outstanding*.................  $      19.91   $     10.30   $      9.54    $     10.18
                                                        ============   ===========   ===========    ===========

                                                                     MONY CUSTOM MASTER
                                                        --------------------------------------------

                                                         FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                                        --------------------------------------------
                                                                                         VIP III
                                                            VIP           VIP II          GROWTH
                                                           GROWTH       CONTRAFUND    OPPORTUNITIES
                                                         SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                                        ------------   ------------   --------------
ASSETS
Shares held in respective Funds.......................    1,373,760      2,587,162         934,616
                                                        ===========    ===========     ===========
Investments at cost...................................  $68,558,685    $66,264,669     $19,475,559
                                                        ===========    ===========     ===========
Investments in respective Funds, at net asset value...  $59,758,571    $61,238,119     $16,542,697
Amount due from MONY America..........................       38,614         16,860             383
Amount due from respective Funds......................        3,298          5,654               0
                                                        -----------    -----------     -----------
         Total assets.................................   59,800,483     61,260,633      16,543,080
                                                        -----------    -----------     -----------
LIABILITIES
Amount due to MONY America............................       33,934         36,534           8,470
Amount due to respective Funds........................       38,614         16,860             383
                                                        -----------    -----------     -----------
         Total liabilities............................       72,548         53,394           8,853
                                                        -----------    -----------     -----------
Net assets............................................  $59,727,935    $61,207,239     $16,534,227
                                                        ===========    ===========     ===========
Net assets consist of:
  Contractholders' net payments.......................  $65,562,680    $62,956,800     $19,285,551
  Undistributed net investment income (loss)..........    2,201,692      3,213,953         550,317
  Accumulated net realized gain (loss) on
    investments.......................................      763,677         63,036        (368,779)
  Net unrealized appreciation (depreciation) of
    investments.......................................   (8,800,114)    (5,026,550)     (2,932,862)
                                                        -----------    -----------     -----------
Net assets............................................  $59,727,935    $61,207,239     $16,534,227
                                                        ===========    ===========     ===========
Number of units outstanding*..........................    5,959,654      6,048,806       2,060,245
                                                        -----------    -----------     -----------
Net asset value per unit outstanding*.................  $     10.02    $     10.12     $      8.03
                                                        ===========    ===========     ===========

---------------
* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

                               DECEMBER 31, 2000

                                                           MONY CUSTOM MASTER
                                        --------------------------------------------------------
                                                           JANUS ASPEN SERIES
                                        --------------------------------------------------------
                                         AGGRESSIVE                    CAPITAL       WORLDWIDE
                                           GROWTH       BALANCED     APPRECIATION      GROWTH
                                         SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                        ------------   -----------   ------------   ------------
ASSETS
Shares held in respective Funds.......     2,218,846     2,678,981      2,819,524      2,528,990
                                        ============   ===========   ============   ============
Investments at cost...................  $127,953,606   $71,185,945   $ 88,702,615   $118,917,895
                                        ============   ===========   ============   ============
Investments in respective Funds, at
  net asset value.....................  $ 80,544,118   $65,126,020   $ 75,535,057   $ 93,522,060
Amount due from MONY America..........        31,713         8,651         16,734         24,669
Amount due from respective Funds......         7,416        19,011          3,774          1,293
                                        ------------   -----------   ------------   ------------
          Total assets................    80,583,247    65,153,682     75,555,565     93,548,022
                                        ------------   -----------   ------------   ------------
LIABILITIES
Amount due to MONY America............        49,230        52,364         42,644         49,558
Amount due to respective Funds........        31,713         8,651         16,734         24,669
                                        ------------   -----------   ------------   ------------
          Total liabilities...........        80,943        61,015         59,378         74,227
                                        ------------   -----------   ------------   ------------
Net assets............................  $ 80,502,304   $65,092,667   $ 75,496,187   $ 93,473,795
                                        ============   ===========   ============   ============
Net assets consist of:
  Contractholders' net payments.......  $112,437,145   $65,218,778   $ 84,758,939   $109,108,842
  Undistributed net investment
     income...........................     9,779,375     5,357,476         53,515      6,349,621
  Accumulated net realized gain on
     investments......................     5,695,272       576,338      3,851,291      3,411,167
  Net unrealized depreciation of
     investments......................   (47,409,488)   (6,059,925)   (13,167,558)   (25,395,835)
                                        ------------   -----------   ------------   ------------
Net assets............................  $ 80,502,304   $65,092,667   $ 75,496,187   $ 93,473,795
                                        ============   ===========   ============   ============
Number of units outstanding*..........     7,384,340     6,133,522      7,254,361      8,075,215
                                        ------------   -----------   ------------   ------------
Net asset value per unit
  outstanding*........................  $      10.90   $     10.61   $      10.41   $      11.58
                                        ============   ===========   ============   ============

---------------

* Units outstanding have been rounded for presentation purposes.

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                       MONY CUSTOM MASTER
                                -------------------------------------------------------------------------------------------------
                                              MONY SERIES FUND, INC.                         ENTERPRISE ACCUMULATION TRUST
                                ---------------------------------------------------   -------------------------------------------
                                INTERMEDIATE   LONG TERM    GOVERNMENT     MONEY                     SMALL COMPANY
                                 TERM BOND        BOND      SECURITIES     MARKET        EQUITY          VALUE         MANAGED
                                 SUBACCOUNT    SUBACCOUNT   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                ------------   ----------   ----------   ----------   ------------   -------------   ------------
Dividend income...............   $ 668,684     $  958,127   $  843,839   $5,181,932   $    607,815   $    103,293    $  3,245,690
Distribution from net realized
  gains.......................           0              0          223            0     21,898,294     13,256,471      50,312,861
Mortality and expense risk
  charges.....................    (169,160)      (223,007)    (222,163)  (1,113,055)      (841,465)      (816,926)     (1,867,661)
                                 ---------     ----------   ----------   ----------   ------------   ------------    ------------
Net investment income.........     499,524        735,120      621,899    4,068,877     21,664,644     12,542,838      51,690,890
                                 ---------     ----------   ----------   ----------   ------------   ------------    ------------
Realized and unrealized gain
  (loss) on investments:
  Net realized loss on
     investments..............    (165,527)      (239,679)    (151,580)           0       (695,381)      (496,108)    (17,310,994)
  Net change in unrealized
     appreciation
     (depreciation) of
     investments..............     624,941      1,956,702    1,007,406            0    (36,771,917)   (11,060,585)    (33,399,549)
                                 ---------     ----------   ----------   ----------   ------------   ------------    ------------
Net realized and unrealized
  gain (loss) on investments..     459,414      1,717,023      855,826            0    (37,467,298)   (11,556,693)    (50,710,543)
                                 ---------     ----------   ----------   ----------   ------------   ------------    ------------
Net increase (decrease) in net
  assets resulting from
  operations..................   $ 958,938     $2,452,143   $1,477,725   $4,068,877   $(15,802,654)  $    986,145    $    980,347
                                 =========     ==========   ==========   ==========   ============   ============    ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                      MONY CUSTOM MASTER
                             ----------------------------------------------------------------------------------------------------
                                                                ENTERPRISE ACCUMULATION TRUST
                             ----------------------------------------------------------------------------------------------------
                             INTERNATIONAL   HIGH YIELD                   GROWTH AND    SMALL COMPANY     EQUITY       CAPITAL
                                GROWTH          BOND          GROWTH        INCOME         GROWTH         INCOME     APPRECIATION
                              SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                             -------------   -----------   ------------   -----------   -------------   ----------   ------------
Dividend income............   $    49,571    $ 1,995,801   $    273,320   $   365,391    $         0    $  117,841   $          0
Distribution from net
  realized gains...........     2,411,798              0      2,342,871         4,472        486,887             0      3,156,328
Mortality and expense risk
  charges..................      (297,757)      (268,241)    (3,360,995)   (1,636,197)      (685,718)     (326,265)      (690,482)
                              -----------    -----------   ------------   -----------    -----------    ----------   ------------
Net investment income
  (loss)...................     2,163,612      1,727,560       (744,804)   (1,266,334)      (198,831)     (208,424)     2,465,846
                              -----------    -----------   ------------   -----------    -----------    ----------   ------------
Realized and unrealized
  gain (loss) on
  investments:
  Net realized gain (loss)
     on investments........     1,172,797       (638,512)     3,670,150     1,666,560      4,171,459      (902,162)     2,719,867
  Net change in unrealized
     appreciation
     (depreciation) of
     investments...........    (7,848,136)    (1,905,525)   (26,220,512)     (698,423)    (6,552,552)    2,400,227    (13,474,845)
                              -----------    -----------   ------------   -----------    -----------    ----------   ------------
Net realized and unrealized
  gain (loss) on
  investments..............    (6,675,339)    (2,544,037)   (22,550,362)      968,137     (2,381,093)    1,498,065    (10,754,978)
                              -----------    -----------   ------------   -----------    -----------    ----------   ------------
Net increase (decrease) in
  net assets resulting from
  operations...............   $(4,511,727)   $  (816,477)  $(23,295,166)  $  (298,197)   $(2,579,924)   $1,289,641   $ (8,289,132)
                              ===========    ===========   ============   ===========    ===========    ==========   ============

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                                MONY CUSTOM MASTER
                                            ----------------------------------------------------------
                                            ENTERPRISE ACCUMULATION TRUST
                                            -----------------------------
                                                                              DREYFUS        DREYFUS
                                              MULTI-CAP                        STOCK        SOCIALLY
                                                GROWTH         BALANCED        INDEX       RESPONSIBLE
                                              SUBACCOUNT      SUBACCOUNT     SUBACCOUNT    SUBACCOUNT
                                            --------------   ------------   ------------   -----------
Dividend income...........................   $          0      $  34,302    $    742,648   $   119,670
Distribution from net realized gains......         64,720         57,363       1,346,903             0
Mortality and expense risk charges........     (1,526,504)      (164,787)       (954,817)     (152,445)
                                             ------------      ---------    ------------   -----------
Net investment income (loss)..............     (1,461,784)       (73,122)      1,134,734       (32,775)
                                             ------------      ---------    ------------   -----------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
     investments..........................      4,943,899        151,372         948,461       211,422
  Net change in unrealized depreciation of
     investments..........................    (58,309,366)      (189,101)    (10,610,917)   (2,038,422)
                                             ------------      ---------    ------------   -----------
Net realized and unrealized loss on
  investments.............................    (53,365,467)       (37,729)     (9,662,456)   (1,827,000)
                                             ------------      ---------    ------------   -----------
Net decrease in net assets resulting from
  operations..............................   $(54,827,251)     $(110,851)   $ (8,527,722)  $(1,859,775)
                                             ============      =========    ============   ===========

                                                        MONY CUSTOM MASTER
                                            ------------------------------------------
                                            FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
                                            ------------------------------------------
                                                                            VIP III
                                                VIP          VIP II         GROWTH
                                               GROWTH      CONTRAFUND    OPPORTUNITIES
                                             SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                            ------------   -----------   -------------
Dividend income...........................  $     23,768   $   104,819    $   122,079
Distribution from net realized gains......     2,838,060     3,804,961        642,043
Mortality and expense risk charges........      (610,217)     (633,984)      (191,516)
                                            ------------   -----------    -----------
Net investment income (loss)..............     2,251,611     3,275,796        572,606
                                            ------------   -----------    -----------
Realized and unrealized gain (loss) on
  investments:
  Net realized gain (loss) on
     investments..........................       655,768        (1,607)      (368,794)
  Net change in unrealized depreciation of
     investments..........................   (11,672,125)   (7,845,786)    (3,216,304)
                                            ------------   -----------    -----------
Net realized and unrealized loss on
  investments.............................   (11,016,357)   (7,847,393)    (3,585,098)
                                            ------------   -----------    -----------
Net decrease in net assets resulting from
  operations..............................  $ (8,764,746)  $(4,571,597)   $(3,012,492)
                                            ============   ===========    ===========

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                      STATEMENT OF OPERATIONS (CONTINUED)

                      FOR THE YEAR ENDED DECEMBER 31, 2000

                                                         MONY CUSTOM MASTER
                                     -----------------------------------------------------------
                                                         JANUS ASPEN SERIES
                                     -----------------------------------------------------------
                                      AGGRESSIVE                      CAPITAL        WORLDWIDE
                                        GROWTH        BALANCED      APPRECIATION       GROWTH
                                      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                     ------------    -----------    ------------    ------------
Dividend income....................  $          0    $ 1,478,510    $    959,018    $    398,707
Distribution from net realized
  gains............................    10,944,723      4,313,894          31,173       6,993,159
Mortality and expense risk
  charges..........................    (1,099,720)      (611,663)       (921,583)       (996,503)
                                     ------------    -----------    ------------    ------------
Net investment income..............     9,845,003      5,180,741          68,608       6,395,363
                                     ------------    -----------    ------------    ------------
Realized and unrealized gain (loss)
  on investments:
  Net realized gain on
     investments...................     5,201,480        537,478       3,677,274       3,195,249
  Net change in unrealized
     depreciation of investments...   (56,178,064)    (7,864,578)    (21,663,859)    (30,398,715)
                                     ------------    -----------    ------------    ------------
Net realized and unrealized loss on
  investments......................   (50,976,584)    (7,327,100)    (17,986,585)    (27,203,466)
                                     ------------    -----------    ------------    ------------
Net decrease in net assets
  resulting from operations........  $(41,131,581)   $(2,146,359)   $(17,917,977)   $(20,808,103)
                                     ============    ===========    ============    ============

                       See notes to financial statements.

                      (This page intentionally left blank)

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                       STATEMENT OF CHANGES IN NET ASSETS

                        FOR THE YEARS ENDED DECEMBER 31,

                                                               MONY CUSTOM MASTER
                                ---------------------------------------------------------------------------------
                                                             MONY SERIES FUND, INC.
                                ---------------------------------------------------------------------------------
                                      INTERMEDIATE                  LONG TERM                  GOVERNMENT
                                        TERM BOND                     BOND                     SECURITIES
                                       SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT
                                -------------------------   -------------------------   -------------------------
                                   2000          1999          2000          1999          2000          1999
                                -----------   -----------   -----------   -----------   -----------   -----------
From operations:
Net investment income.........  $   499,524   $   101,798   $   735,120   $   261,457   $   621,899   $    82,875
Net realized gain (loss) on
  investments.................     (165,527)      (81,552)     (239,679)     (405,659)     (151,580)      (65,530)
Net change in unrealized
  appreciation (depreciation)
  of investments..............      624,941       (43,131)    1,956,702      (391,894)    1,007,406       (33,260)
                                -----------   -----------   -----------   -----------   -----------   -----------
Net increase (decrease) in net
  assets resulting from
  operations..................      958,938       (22,885)    2,452,143      (536,096)    1,477,725       (15,915)
                                -----------   -----------   -----------   -----------   -----------   -----------
From unit transactions:
  Net proceeds from the
    issuance of units.........   10,120,762    10,114,352    15,442,476    15,854,885    12,187,730    15,969,188
  Net asset value of units
    redeemed or used to meet
    contract obligations......   (2,595,226)   (1,297,474)   (6,137,680)   (2,950,778)   (5,687,412)   (1,732,887)
                                -----------   -----------   -----------   -----------   -----------   -----------
Net increase from unit
  transactions................    7,525,536     8,816,878     9,304,796    12,904,107     6,500,318    14,236,301
                                -----------   -----------   -----------   -----------   -----------   -----------
Net increase in net assets....    8,484,474     8,793,993    11,756,939    12,368,011     7,978,043    14,220,386
Net assets beginning of
  year........................    9,039,371       245,378    12,756,250       388,239    14,767,124       546,738
                                -----------   -----------   -----------   -----------   -----------   -----------
Net assets end of year*.......  $17,523,845   $ 9,039,371   $24,513,189   $12,756,250   $22,745,167   $14,767,124
                                ===========   ===========   ===========   ===========   ===========   ===========
Unit transactions:
Units outstanding beginning of
  year........................      913,085        24,535     1,406,502        39,054     1,488,308        54,777
Units issued during the
  year........................    1,008,175     1,019,555     1,598,929     1,685,745     1,193,834     1,608,412
Units redeemed during the
  year........................     (260,531)     (131,005)     (638,098)     (318,297)     (566,083)     (174,881)
                                -----------   -----------   -----------   -----------   -----------   -----------
Units outstanding end of
  year........................    1,660,729       913,085     2,367,333     1,406,502     2,116,059     1,488,308
                                ===========   ===========   ===========   ===========   ===========   ===========
---------------
* Includes undistributed net
  investment income of:         $   601,238   $   101,714   $   996,419   $   261,299   $   704,572   $    82,673
                                ===========   ===========   ===========   ===========   ===========   ===========

                       See notes to financial statements.

                                                     MONY CUSTOM MASTER
    --------------------------------------------------------------------------------------------------------------------
       MONY SERIES FUND, INC.                                  ENTERPRISE ACCUMULATION TRUST
    ----------------------------   -------------------------------------------------------------------------------------
                                                                      SMALL COMPANY
            MONEY MARKET                     EQUITY                       VALUE                        MANAGED
             SUBACCOUNT                    SUBACCOUNT                   SUBACCOUNT                   SUBACCOUNT
    ----------------------------   --------------------------   --------------------------   ---------------------------
        2000            1999           2000          1999           2000          1999           2000           1999
    -------------   ------------   ------------   -----------   ------------   -----------   ------------   ------------
    $   4,068,877   $  1,111,680   $ 21,664,644   $ 1,666,546   $ 12,542,838   $ 1,781,172   $ 51,690,890   $ 17,261,157
                               0       (695,381)      (76,825)      (496,108)      562,323    (17,310,994)    (1,356,575)
                0
                               0    (36,771,917)    1,114,149    (11,060,585)    1,958,981    (33,399,549)   (11,144,313)
                0
    -------------   ------------   ------------   -----------   ------------   -----------   ------------   ------------
                       1,111,680    (15,802,654)    2,703,870        986,145     4,302,476        980,347      4,760,269
        4,068,877
    -------------   ------------   ------------   -----------   ------------   -----------   ------------   ------------
                     146,401,815    102,733,089    28,754,279     40,311,136    45,228,505     84,566,707    144,669,632
      206,411,572
                 )   (68,232,460)   (14,533,178)   (5,351,785)   (11,414,141)   (4,449,851)   (44,326,060)   (23,248,728)
     (188,673,210
    -------------   ------------   ------------   -----------   ------------   -----------   ------------   ------------
                      78,169,355     88,199,911    23,402,494     28,896,995    40,778,654     40,240,647    121,420,904
       17,738,362
    -------------   ------------   ------------   -----------   ------------   -----------   ------------   ------------
       21,807,239     79,281,035     72,397,257    26,106,364     29,883,140    45,081,130     41,220,994    126,181,173
       80,710,062      1,429,027     26,749,775       643,411     45,463,489       382,359    128,332,369      2,151,196
    -------------   ------------   ------------   -----------   ------------   -----------   ------------   ------------
    $ 102,517,301   $ 80,710,062   $ 99,147,032   $26,749,775   $ 75,346,629   $45,463,489   $169,553,363   $128,332,369
    =============   ============   ============   ===========   ============   ===========   ============   ============
                         142,487      2,348,518        64,500      3,513,450        36,198     11,932,847        215,756
        7,761,160
       19,464,823     14,259,179      8,157,815     2,819,082      3,124,397     3,850,959      8,065,593     13,972,664
      (17,817,600)    (6,640,506)    (1,202,881)     (535,064)      (882,764)     (373,707)    (4,258,434)    (2,255,573)
    -------------   ------------   ------------   -----------   ------------   -----------   ------------   ------------
        9,408,383      7,761,160      9,303,452     2,348,518      5,755,083     3,513,450     15,740,006     11,932,847
    =============   ============   ============   ===========   ============   ===========   ============   ============

    $   5,181,783   $  1,112,906   $ 23,330,988   $ 1,666,344   $ 14,323,874   $ 1,781,036   $ 68,951,400   $ 17,260,510
    =============   ============   ============   ===========   ============   ===========   ============   ============

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                        FOR THE YEARS ENDED DECEMBER 31,

                                                              MONY CUSTOM MASTER
                              -----------------------------------------------------------------------------------
                                                         ENTERPRISE ACCUMULATION TRUST
                              -----------------------------------------------------------------------------------
                                    INTERNATIONAL                HIGH YIELD
                                       GROWTH                       BOND                        GROWTH
                                     SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
                              -------------------------   -------------------------   ---------------------------
                                 2000          1999          2000          1999           2000           1999
                              -----------   -----------   -----------   -----------   ------------   ------------
From operations:
Net investment income
  (loss)....................  $ 2,163,612   $   208,032   $ 1,727,560   $   671,046   $   (744,804)  $ (1,285,538)
Net realized gain (loss) on
  investments...............    1,172,797       303,713      (638,512)     (141,592)     3,670,150      2,449,639
Net change in unrealized
  appreciation
  (depreciation) of
  investments...............   (7,848,136)    3,431,921    (1,905,525)     (347,425)   (26,220,512)    23,150,925
                              -----------   -----------   -----------   -----------   ------------   ------------
Net increase (decrease) in
  net assets resulting from
  operations................   (4,511,727)    3,943,666      (816,477)      182,029    (23,295,166)    24,315,026
                              -----------   -----------   -----------   -----------   ------------   ------------
From unit transactions:
  Net proceeds from the
    issuance of units.......   20,213,917    14,118,499    14,864,182    17,411,010    133,116,818    218,185,753
  Net asset value of units
    redeemed or used to meet
    contract obligations....   (5,593,513)   (2,301,128)   (5,103,765)   (2,265,166)   (53,461,059)   (24,775,225)
                              -----------   -----------   -----------   -----------   ------------   ------------
Net increase from unit
  transactions..............   14,620,404    11,817,371     9,760,417    15,145,844     79,655,759    193,410,528
                              -----------   -----------   -----------   -----------   ------------   ------------
Net increase in net
  assets....................   10,108,677    15,761,037     8,943,940    15,327,873     56,360,593    217,725,554
Net assets beginning of
  year......................   15,927,915       166,878    15,574,916       247,043    219,354,790      1,629,236
                              -----------   -----------   -----------   -----------   ------------   ------------
Net assets end of year*.....  $26,036,592   $15,927,915   $24,518,856   $15,574,916   $275,715,383   $219,354,790
                              ===========   ===========   ===========   ===========   ============   ============
Unit transactions:
Units outstanding beginning
  of year...................    1,074,763        15,811     1,520,029        24,732     16,952,783        154,728
Units issued during the
  year......................    1,496,878     1,253,630     1,469,813     1,720,663     10,935,860     18,916,259
Units redeemed during the
  year......................     (420,986)     (194,678)     (503,219)     (225,366)    (4,475,998)    (2,118,204)
                              -----------   -----------   -----------   -----------   ------------   ------------
Units outstanding end of
  year......................    2,150,655     1,074,763     2,486,623     1,520,029     23,412,645     16,952,783
                              ===========   ===========   ===========   ===========   ============   ============
---------------
* Includes undistributed net
  investment income (loss)
  of:                         $ 2,371,557   $   207,945   $ 2,399,050   $   671,490   $ (2,030,934)  $ (1,286,130)
                              ===========   ===========   ===========   ===========   ============   ============

                       See notes to financial statements.

                                                   MONY CUSTOM MASTER
     ---------------------------------------------------------------------------------------------------------------
                                              ENTERPRISE ACCUMULATION TRUST
     ---------------------------------------------------------------------------------------------------------------
             GROWTH AND                 SMALL COMPANY                  EQUITY                      CAPITAL
               INCOME                      GROWTH                      INCOME                    APPRECIATION
             SUBACCOUNT                  SUBACCOUNT                  SUBACCOUNT                   SUBACCOUNT
     --------------------------   -------------------------   -------------------------   --------------------------
         2000          1999          2000          1999          2000          1999           2000          1999
     ------------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
     $ (1,266,334)  $  (409,896)  $  (198,831)  $   (79,785)  $  (208,424)  $  (133,289)  $  2,465,846   $  (143,656)
                      1,292,661     4,171,459       397,107      (902,162)      181,535      2,719,867       560,264
        1,666,560
                 )    4,713,749    (6,552,552)    4,698,213     2,400,227      (510,001)   (13,474,845)    8,006,641
         (698,423
     ------------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
                 )    5,596,514    (2,579,924)    5,015,535     1,289,641      (461,755)    (8,289,132)    8,423,249
         (298,197
     ------------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
                     87,801,810    60,265,053    17,374,555    10,150,652    29,981,260     45,413,258    25,145,239
       81,987,873
                 )   (7,257,393)   (9,995,118)   (1,189,968)   (9,773,781)   (3,250,564)    (7,660,397)   (3,310,266)
      (19,821,334
     ------------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
                     80,544,417    50,269,935    16,184,587       376,871    26,730,696     37,752,861    21,834,973
       62,166,539
     ------------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
       61,868,342    86,140,931    47,690,011    21,200,122     1,666,512    26,268,941     29,463,729    30,258,222
       86,412,931       272,000    21,394,488       194,366    26,467,959       199,018     30,482,628       224,406
     ------------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
     $148,281,273   $86,412,931   $69,084,499   $21,394,488   $28,134,471   $26,467,959   $ 59,946,357   $30,482,628
     ============   ===========   ===========   ===========   ===========   ===========   ============   ===========
                         26,693     1,281,793        17,887     2,472,972        19,409      1,802,006        20,360
        7,122,762
        6,781,198     7,726,203     3,412,595     1,354,866       980,933     2,757,380      2,856,674     2,046,259
                 )     (630,134)     (578,150)      (90,960)     (953,304)     (303,817)      (491,008)     (264,613)
       (1,633,908
     ------------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
       12,270,052     7,122,762     4,116,238     1,281,793     2,500,601     2,472,972      4,167,672     1,802,006
     ============   ===========   ===========   ===========   ===========   ===========   ============   ===========
       (1,676,305)  $  (409,971)  $  (278,683)  $   (79,852)  $  (341,760)  $  (133,336)  $  2,322,141   $  (143,705)
     $
     ============   ===========   ===========   ===========   ===========   ===========   ============   ===========

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                                        MONY CUSTOM MASTER
                                 ------------------------------------------------------------------------------------------------
                                                  ENTERPRISE ACCUMULATION TRUST
                                 ---------------------------------------------------------------              DREYFUS
                                           MULTI-CAP                                                           STOCK
                                             GROWTH                          BALANCED                          INDEX
                                           SUBACCOUNT                       SUBACCOUNT                       SUBACCOUNT
                                 ------------------------------   ------------------------------   ------------------------------
                                                FOR THE PERIOD                   FOR THE PERIOD                   FOR THE PERIOD
                                 FOR THE YEAR   JULY 15, 1999**   FOR THE YEAR   JULY 12, 1999**   FOR THE YEAR   JULY 20, 1999**
                                    ENDED           THROUGH          ENDED           THROUGH          ENDED           THROUGH
                                 DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
                                     2000            1999             2000            1999             2000            1999
                                 ------------   ---------------   ------------   ---------------   ------------   ---------------
From operations:
Net investment income (loss)...  $ (1,461,784)    $   (76,869)    $   (73,122)     $  (23,876)     $  1,134,734     $   241,727
Net realized gain (loss) on
  investments..................     4,943,899         378,162         151,372          10,054           948,461          78,396
Net change in unrealized
  appreciation (depreciation)
  of investments...............   (58,309,366)      9,190,475        (189,101)        494,105       (10,610,917)      3,144,960
                                 ------------     -----------     -----------      ----------      ------------     -----------
Net increase (decrease) in net
  assets resulting from
  operations...................   (54,827,251)      9,491,768        (110,851)        480,283        (8,527,722)      3,465,083
                                 ------------     -----------     -----------      ----------      ------------     -----------
From unit transactions:
  Net proceeds from the
    issuance of units..........   141,128,546      38,409,014       7,951,063       9,569,175        59,774,081      43,565,519
  Net asset value of units
    redeemed or used to meet
    contract obligations.......   (20,261,196)     (1,188,222)     (2,558,484)       (422,003)      (11,832,017)     (2,026,270)
                                 ------------     -----------     -----------      ----------      ------------     -----------
Net increase from unit
  transactions.................   120,867,350      37,220,792       5,392,579       9,147,172        47,942,064      41,539,249
                                 ------------     -----------     -----------      ----------      ------------     -----------
Net increase in net assets.....    66,040,099      46,712,560       5,281,728       9,627,455        39,414,342      45,004,332
Net assets beginning of
  period.......................    46,712,560               0       9,627,455               0        45,004,332               0
                                 ------------     -----------     -----------      ----------      ------------     -----------
Net assets end of period*......  $112,752,659     $46,712,560     $14,909,183      $9,627,455      $ 84,418,674     $45,004,332
                                 ============     ===========     ===========      ==========      ============     ===========
Unit transactions:
Units outstanding beginning of
  period.......................     1,605,055               0         917,822               0         4,223,029               0
Units issued during the
  period.......................     4,825,288       1,654,605         781,243         960,848         5,776,696       4,427,435
Units redeemed during the
  period.......................      (768,242)        (49,550)       (252,153)        (43,026)       (1,151,681)       (204,406)
                                 ------------     -----------     -----------      ----------      ------------     -----------
Units outstanding end of
  period.......................     5,662,101       1,605,055       1,446,912         917,822         8,848,044       4,223,029
                                 ============     ===========     ===========      ==========      ============     ===========
---------------
 * Includes undistributed net
   investment income (loss) of:  $ (1,538,653)    $   (76,869)    $   (96,998)     $  (23,876)     $  1,376,461     $   241,727
                                 ============     ===========     ===========      ==========      ============     ===========
** Commencement of operations

                       See notes to financial statements.

                                  MONY CUSTOM MASTER
    ------------------------------------------------------------------------------
                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
               DREYFUS               ---------------------------------------------
               SOCIALLY                           VIP                    VIP II
             RESPONSIBLE                         GROWTH                CONTRAFUND
              SUBACCOUNT                       SUBACCOUNT              SUBACCOUNT
    ------------------------------   ------------------------------   ------------
                   FOR THE PERIOD                   FOR THE PERIOD
    FOR THE YEAR   JULY 23, 1999**   FOR THE YEAR   JULY 15, 1999**   FOR THE YEAR
       ENDED           THROUGH          ENDED           THROUGH          ENDED
    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
        2000            1999             2000            1999             2000
    ------------   ---------------   ------------   ---------------   ------------
    $   (32,775)     $  182,771      $  2,251,611     $   (49,919)    $ 3,275,796
        211,422          30,957           655,768         107,909          (1,607)
               )        492,953       (11,672,125)      2,872,011      (7,845,786)
     (2,038,422
    -----------      ----------      ------------     -----------     -----------
               )        706,681        (8,764,746)      2,930,001      (4,571,597)
     (1,859,775
    -----------      ----------      ------------     -----------     -----------
     11,767,133       5,686,675        53,137,626      20,065,183      45,706,431
               )       (261,029)       (6,896,196)       (743,933)     (5,819,433)
     (1,309,806
    -----------      ----------      ------------     -----------     -----------
     10,457,327       5,425,646        46,241,430      19,321,250      39,886,998
    -----------      ----------      ------------     -----------     -----------
      8,597,552       6,132,327        37,476,684      22,251,251      35,315,401
      6,132,327               0        22,251,251               0      25,891,838
    -----------      ----------      ------------     -----------     -----------
    $14,729,879      $6,132,327      $ 59,727,935     $22,251,251     $61,207,239
    ===========      ==========      ============     ===========     ===========
        529,031               0         1,948,202               0       2,355,687
      1,034,031         554,261         4,623,951       2,020,566       4,236,849
       (115,570)        (25,230)         (612,499)        (72,364)       (543,730)
    -----------      ----------      ------------     -----------     -----------
      1,447,492         529,031         5,959,654       1,948,202       6,048,806
    ===========      ==========      ============     ===========     ===========
        149,996      $  182,771      $  2,201,692     $   (49,919)    $ 3,213,953
    $
    ===========      ==========      ============     ===========     ===========

                    MONY CUSTOM MASTER
     ------------------------------------------------
        FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS
     ------------------------------------------------
         VIP II                   VIP III
       CONTRAFUND           GROWTH OPPORTUNITIES
       SUBACCOUNT                SUBACCOUNT
     ---------------   ------------------------------
     FOR THE PERIOD                   FOR THE PERIOD
     JULY 20, 1999**   FOR THE YEAR   JULY 22, 1999**
         THROUGH          ENDED           THROUGH
      DECEMBER 31,     DECEMBER 31,    DECEMBER 31,
          1999             2000            1999
     ---------------   ------------   ---------------
       $   (61,843)    $   572,606      $  (22,289)
            64,643        (368,794)             15
         2,819,236      (3,216,304)        283,442
       -----------     -----------      ----------
         2,822,036      (3,012,492)        261,168
       -----------     -----------      ----------
        24,290,922      13,413,437       9,187,365
        (1,221,120)     (2,841,736)       (473,515)
       -----------     -----------      ----------
        23,069,802      10,571,701       8,713,850
       -----------     -----------      ----------
        25,891,838       7,559,209       8,975,018
                 0       8,975,018               0
       -----------     -----------      ----------
       $25,891,838     $16,534,227      $8,975,018
       ===========     ===========      ==========
                 0         913,852               0
         2,479,149       1,455,949         963,098
          (123,462)       (309,556)        (49,246)
       -----------     -----------      ----------
         2,355,687       2,060,245         913,852
       ===========     ===========      ==========
       $   (61,843)    $   550,317      $  (22,289)
       ===========     ===========      ==========

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                 STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                 MONY CUSTOM MASTER
                                   -----------------------------------------------
                                                 JANUS ASPEN SERIES
                                   -----------------------------------------------
                                              AGGRESSIVE
                                                GROWTH                  BALANCED
                                              SUBACCOUNT               SUBACCOUNT
                                   --------------------------------   ------------
                                   FOR THE YEAR    FOR THE PERIOD     FOR THE YEAR
                                      ENDED        JULY 19, 1999**       ENDED
                                   DECEMBER 31,        THROUGH        DECEMBER 31,
                                       2000       DECEMBER 31, 1999       2000
                                   ------------   -----------------   ------------
From operations:
Net investment income (loss).....  $  9,845,003      $   (65,628)     $ 5,180,741
Net realized gain on
  investments....................     5,201,480          493,792          537,478
Net change in unrealized
  appreciation (depreciation) of
  investments....................   (56,178,064)       8,768,576       (7,864,578)
                                   ------------      -----------      -----------
Net increase (decrease) in net
  assets resulting from
  operations.....................   (41,131,581)       9,196,740       (2,146,359)
                                   ------------      -----------      -----------
From unit transactions:
  Net proceeds from the issuance
    of units.....................   103,593,557       26,709,744       51,285,889
  Net asset value of units
    redeemed or used to meet
    contract obligations.........   (16,903,805)        (962,351)      (5,323,905)
                                   ------------      -----------      -----------
Net increase from unit
  transactions...................    86,689,752       25,747,393       45,961,984
                                   ------------      -----------      -----------
Net increase in net assets.......    45,558,171       34,944,133       43,815,625
Net assets beginning of period...    34,944,133                0       21,277,042
                                   ------------      -----------      -----------
Net assets end of period*........  $ 80,502,304      $34,944,133      $65,092,667
                                   ============      ===========      ===========
Unit transactions:
Units outstanding beginning of
  period.........................     2,153,830                0        1,933,982
Units issued during the period...     6,333,036        2,227,213        4,689,877
Units redeemed during the
  period.........................    (1,102,526)         (73,383)        (490,337)
                                   ------------      -----------      -----------
Units outstanding end of
  period.........................     7,384,340        2,153,830        6,133,522
                                   ============      ===========      ===========
---------------
 * Includes undistributed net
   investment income (loss) of:    $  9,779,375      $   (65,628)     $ 5,357,476
                                   ============      ===========      ===========
** Commencement of operations

                                                                     MONY CUSTOM MASTER
                                   ---------------------------------------------------------------------------------------
                                                                     JANUS ASPEN SERIES
                                   ---------------------------------------------------------------------------------------
                                                                   CAPITAL                           WORLDWIDE
                                       BALANCED                  APPRECIATION                          GROWTH
                                      SUBACCOUNT                  SUBACCOUNT                         SUBACCOUNT
                                   -----------------   --------------------------------   --------------------------------
                                    FOR THE PERIOD     FOR THE YEAR    FOR THE PERIOD     FOR THE YEAR    FOR THE PERIOD
                                    JULY 19, 1999**       ENDED        JULY 15, 1999**       ENDED        JULY 15, 1999**
                                        THROUGH        DECEMBER 31,        THROUGH        DECEMBER 31,        THROUGH
                                   DECEMBER 31, 1999       2000       DECEMBER 31, 1999       2000       DECEMBER 31, 1999
                                   -----------------   ------------   -----------------   ------------   -----------------
From operations:
Net investment income (loss).....     $   176,735      $     68,608      $   (15,093)     $  6,395,363      $   (45,742)
Net realized gain on
  investments....................          38,860         3,677,274          174,017         3,195,249          215,918
Net change in unrealized
  appreciation (depreciation) of
  investments....................       1,804,653       (21,663,859)       8,496,301       (30,398,715)       5,002,880
                                      -----------      ------------      -----------      ------------      -----------
Net increase (decrease) in net
  assets resulting from
  operations.....................       2,020,248       (17,917,977)       8,655,225       (20,808,103)       5,173,056
                                      -----------      ------------      -----------      ------------      -----------
From unit transactions:
  Net proceeds from the issuance
    of units.....................      19,947,065        65,277,921       30,469,798        98,908,139       20,188,770
  Net asset value of units
    redeemed or used to meet
    contract obligations.........        (690,271)       (9,974,636)      (1,014,144)       (9,324,260)        (663,807)
                                      -----------      ------------      -----------      ------------      -----------
Net increase from unit
  transactions...................      19,256,794        55,303,285       29,455,654        89,583,879       19,524,963
                                      -----------      ------------      -----------      ------------      -----------
Net increase in net assets.......      21,277,042        37,385,308       38,110,879        68,775,776       24,698,019
Net assets beginning of period...               0        38,110,879                0        24,698,019                0
                                      -----------      ------------      -----------      ------------      -----------
Net assets end of period*........     $21,277,042      $ 75,496,187      $38,110,879      $ 93,473,795      $24,698,019
                                      ===========      ============      ===========      ============      ===========
Unit transactions:
Units outstanding beginning of
  period.........................               0         2,955,486                0         1,775,017                0
Units issued during the period...       2,004,157         5,107,464        3,052,727         6,987,654        1,833,953
Units redeemed during the
  period.........................         (70,175)         (808,589)         (97,241)         (687,456)         (58,936)
                                      -----------      ------------      -----------      ------------      -----------
Units outstanding end of
  period.........................       1,933,982         7,254,361        2,955,486         8,075,215        1,775,017
                                      ===========      ============      ===========      ============      ===========
---------------
 * Includes undistributed net
   investment income (loss) of:       $   176,735      $     53,515      $   (15,093)     $  6,349,621      $   (45,742)
                                      ===========      ============      ===========      ============      ===========
** Commencement of operations

                       See notes to financial statements.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS:

     MONY America Variable Account A (the "Variable Account") is a separate investment account established on March 27, 1987 by MONY Life Insurance Company of America ("MONY America"), under the laws of the State of Arizona.

     The Variable Account operates as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account holds assets that are segregated from all of MONY America's other assets and, at present, is used to support Flexible Payment Variable Annuity policies (MONYMaster, ValueMaster and MONY Custom Master). These policies are issued by MONY America, which is a wholly-owned subsidiary of MONY Life Insurance Company ("MONY"). For presentation purposes, the information related only to MONY Custom Master is presented here.

     There are twenty-five MONY Custom Master subaccounts within the Variable Account, and each invests only in a corresponding portfolio of the MONY Series Fund, Inc.(the "Fund"), the Enterprise Accumulation Trust ("Enterprise"), Dreyfus Stock Index Fund, Dreyfus Socially Responsible Growth Fund, Inc., Fidelity Variable Insurance Products Funds, or Janus Aspen Series (collectively, the "Funds"). The Funds are registered under the 1940 Act as open-end, diversified, management investment companies. The Fund and Enterprise are affiliated with MONY.

     A full presentation of the related financial statements and footnotes of the Funds are contained on pages hereinafter and should be read in conjunction with these financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES:

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

  Investments:

     The investment in shares of each of the respective Funds' portfolios is stated at value which is the net asset value of the respective portfolio as reported by such portfolio. Net asset values are based upon market or fair valuations of the securities held in each of the corresponding portfolios of the Funds. For the money market portfolios, the net asset value is based on the amortized cost of the securities held, which approximates market value.

  Investment Transactions and Investment Income:

     Investments in the portfolios of the Funds are recorded on the trade date. Realized gains and losses on redemption of investments in the portfolios of the Funds are determined on the identified cost-basis. Dividend income and distributions of net realized gains are recorded on ex-dividend date. Investment income includes dividends from net investment income and distributions of net realized gains received from the respective portfolios of the Funds. Dividends and distributions received are reinvested in additional shares of the respective portfolios of the Funds.

  Taxes:

     MONY America is currently taxed as a life insurance company and will include the Variable Account's operations in its tax return. MONY America does not expect, based upon current tax law, to incur any income tax burden upon the earnings or realized gains attributable to the Variable Account. Based on this expectation, no charges are currently being deducted from the Variable Account for federal income tax purposes.

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. RELATED PARTY TRANSACTIONS:

     MONY America is the legal owner of the assets of the Variable Account.

     Purchase payments received from MONY America by the Variable Account represent gross purchase payments recorded by MONY America less deductions retained as compensation for any premium taxes.

     A periodic deduction is made from the cash value of the contract for the Annual Contract Charge. A surrender charge may be imposed by MONY America when a full or partial surrender is requested by the policyholders. These deductions are treated by the Variable Account as contractholder redemptions. For the year ended December 31, 2000, the amount deducted for such purposes for all MONY Custom Master subaccounts was $85,634,493.

     MONY America receives from the Variable Account the amounts deducted for mortality and expense risks at an annual rate of 1.35% (1.25% prior to August 16, 2000) of the average daily net assets of each of the subaccounts of MONY Custom Master. As investment adviser to the Fund, it receives amounts paid by the Fund for those services.

     Enterprise Capital Management, Inc., a wholly-owned subsidiary of MONY, acts as investment adviser to Enterprise, and it receives amounts paid by Enterprise for those services.

4. INVESTMENT TRANSACTIONS:

     Cost of shares acquired and the proceeds from shares redeemed by each subaccount during the year ended December 31, 2000 were as follows:

                                                         COST OF SHARES
                                                            ACQUIRED
                                                           (EXCLUDES        PROCEEDS FROM
MONY CUSTOM MASTER SUBACCOUNTS                           REINVESTMENTS)    SHARES REDEEMED
------------------------------                           --------------    ---------------
MONY Series Fund, Inc.
Intermediate Term Bond Portfolio.......................   $ 10,938,934      $  3,578,455
Long Term Bond Portfolio...............................     15,895,080         6,807,536
Government Securities Portfolio........................     13,465,017         7,183,082
Money Market Portfolio.................................    219,678,882       203,040,876
Enterprise Accumulation Trust
Equity Portfolio.......................................    105,996,357        18,601,526
Small Company Value Portfolio..........................     42,973,898        14,879,565
Managed Portfolio......................................     89,449,554        51,058,785
International Growth Portfolio.........................     21,991,702         7,663,892
High Yield Bond Portfolio..............................     15,785,638         6,289,201
Growth Portfolio.......................................    139,546,476        63,228,438
Growth and Income Portfolio............................     85,665,037        25,103,385
Small Company Growth Portfolio.........................     63,041,921        13,434,230
Equity Income Portfolio................................     11,409,351        11,358,602
Capital Appreciation Portfolio.........................     47,841,703        10,764,584
Multi-Cap Growth Portfolio.............................    145,864,463        26,487,674
Balanced Portfolio.....................................      8,539,199         3,308,674

                                  MONY AMERICA

                               VARIABLE ACCOUNT A

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS: (CONTINUED)

                                                         COST OF SHARES
                                                            ACQUIRED
                                                           (EXCLUDES        PROCEEDS FROM
MONY CUSTOM MASTER SUBACCOUNTS                           REINVESTMENTS)    SHARES REDEEMED
------------------------------                           --------------    ---------------
Dreyfus
Dreyfus Stock Index Fund...............................   $ 62,930,287      $ 15,922,421
Dreyfus Socially Responsible Growth Fund, Inc..........     12,307,407         1,998,070
Fidelity Variable Insurance Products Funds
VIP Growth Portfolio...................................     55,197,098         9,546,318
VIP II Contrafund Portfolio............................     47,652,619         8,381,586
VIP III Growth Opportunities Portfolio.................     14,050,934         3,666,828
Janus Aspen Series
Aggressive Growth Portfolio............................    107,226,332        21,611,123
Balanced Portfolio.....................................     53,640,726         8,267,543
Capital Appreciation Portfolio.........................     68,747,646        14,346,024
Worldwide Growth Portfolio.............................    102,505,926        13,881,870

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of MONY Life Insurance Company of America

     In our opinion, the accompanying balance sheets and the related statements of income and comprehensive income, changes in shareholder's equity and cash flows present fairly, in all material respects, the financial position of MONY Life Insurance Company of America (the "Company") at December 31, 2000 and 1999, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP

New York, New York
February 8, 2001

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                                 BALANCE SHEETS
                           DECEMBER 31, 2000 AND 1999

                                                                2000        1999
                                                              --------    --------
                                                                ($ IN MILLIONS)
                                      ASSETS
INVESTMENTS:
  Fixed maturity securities available-for-sale, at fair
     value..................................................  $1,014.7    $1,048.8
  Mortgage loans on real estate (Note 8)....................     116.1       165.0
  Policy loans..............................................      69.4        58.8
  Real estate (Note 8)......................................       5.4         6.9
  Other invested assets.....................................       3.4         2.3
                                                              --------    --------
                                                               1,209.0     1,281.8
Cash and cash equivalents...................................     104.8        28.9
Accrued investment income...................................      19.2        20.4
Amounts due from reinsurers.................................      30.7        18.6
Deferred policy acquisition costs...........................     483.5       406.4
Current Federal Income Taxes................................      14.9         2.3
Other assets................................................       4.4        24.9
Separate account assets.....................................   4,064.4     4,387.2
                                                              --------    --------
          Total assets......................................  $5,930.9    $6,170.5
                                                              ========    ========
                       LIABILITIES AND SHAREHOLDER'S EQUITY
Future policy benefits......................................  $  134.8    $  123.4
Policyholders' account balances.............................   1,154.9     1,154.1
Other policyholders' liabilities............................      68.9        54.0
Accounts payable and other liabilities......................      33.2        79.5
Note payable to affiliate...................................      46.9        49.0
Deferred federal income taxes (Note 5)......................      48.3        19.4
Separate account liabilities................................   4,064.4     4,387.2
                                                              --------    --------
          Total liabilities.................................   5,551.4     5,866.6
Commitments and contingencies (Notes 12)
  Common stock $1.00 par value; 5,000,000 shares authorized,
     2,500,000 issued and outstanding.......................       2.5         2.5
Capital in excess of par....................................     249.7       199.7
Retained earnings...........................................     128.3       109.0
Accumulated other comprehensive income/(loss)...............      (1.0)       (7.3)
                                                              --------    --------
          Total shareholder's equity........................     379.5       303.9
                                                              --------    --------
          Total liabilities and shareholder's equity........  $5,930.9    $6,170.5
                                                              ========    ========

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF INCOME AND COMPREHENSIVE INCOME
                 YEARS ENDED DECEMBER 31, 2000, 1999, AND 1998

                                                               2000      1999      1998
                                                              ------    ------    ------
                                                                   ($ IN MILLIONS)
REVENUES:
Universal life and investment-type product policy fees......  $158.2    $143.1    $122.0
Premiums....................................................    37.3       9.2       1.7
Net investment income (Note 6)..............................    92.7      94.7      94.6
Net realized gains (losses) on investments (Note 6).........    (5.1)     (0.3)      7.1
Other income................................................    12.1       7.6       7.6
                                                              ------    ------    ------
                                                               295.2     254.3     233.0
                                                              ------    ------    ------
BENEFITS AND EXPENSES:
Benefits to policyholders...................................    68.1      43.6      34.9
Interest credited to policyholders' account balances........    62.4      63.5      65.1
Amortization of deferred policy acquisition costs...........    48.8      43.5      35.5
Other operating costs and expenses..........................    88.6      73.8      75.6
                                                              ------    ------    ------
                                                               267.9     224.4     211.1
                                                              ------    ------    ------
Income before income taxes..................................    27.3      29.9      21.9
Income tax expense..........................................     8.0      10.5       7.7
                                                              ------    ------    ------
Net income..................................................    19.3      19.4      14.2
Other comprehensive income/(loss), net (Note 6).............     6.3     (15.3)      1.1
                                                              ------    ------    ------
Comprehensive income........................................  $ 25.6    $  4.1    $ 15.3
                                                              ======    ======    ======

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                 YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998,

                                                                              ACCUMULATED
                                                       CAPITAL                   OTHER           TOTAL
                                             COMMON   IN EXCESS   RETAINED   COMPREHENSIVE   SHAREHOLDER'S
                                             STOCK     OF PAR     EARNINGS   INCOME/(LOSS)      EQUITY
                                             ------   ---------   --------   -------------   -------------
Balance, December 31, 1997.................    2.5      177.2        75.4          6.9           262.0
Capital contribution.......................              12.5                                     12.5
Comprehensive income:
  Net income...............................                          14.2                         14.2
  Other comprehensive income:
     Unrealized gains on investments, net
       of unrealized losses,
       reclassification adjustments, and
       taxes (Note 6)......................                                        1.1             1.1
                                              ----     ------      ------       ------          ------
Comprehensive income.......................                                                       15.3
                                              ----     ------      ------       ------          ------
Balance, December 31, 1998.................    2.5      189.7        89.6          8.0           289.8
Capital contribution.......................              10.0                                     10.0
Comprehensive income:
  Net income...............................                          19.4                         19.4
  Other comprehensive income:
     Unrealized losses on investments, net
       of unrealized gains,
       reclassification adjustments, and
       taxes (Note 6)......................                                      (15.3)          (15.3)
                                              ----     ------      ------       ------          ------
Comprehensive income/(loss)................                                                        4.1
                                              ----     ------      ------       ------          ------
Balance, December 31, 1999.................   $2.5     $199.7      $109.0       $ (7.3)         $303.9
Capital contribution.......................              50.0                                     50.0
Comprehensive income:
  Net income...............................                          19.3                         19.3
Other comprehensive income:
     Unrealized gains on investments, net
       of unrealized losses,
       reclassification adjustments, and
       taxes (Note 6)......................                                        6.3             6.3
                                              ----     ------      ------       ------          ------
Comprehensive income.......................                                                       25.6
                                              ----     ------      ------       ------          ------
Balance, December 31, 2000.................   $2.5     $249.7      $128.3       $ (1.0)         $379.5
                                              ====     ======      ======       ======          ======

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                               2000       1999       1998
                                                              -------    -------    -------
                                                                     ($ IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES (SEE NOTE 2):
Net income..................................................  $  19.3    $  19.4    $  14.2
Adjustments to reconcile net income to net cash (used in)
  operating activities:
  Interest credited to policyholders' account balances......     57.5       65.5       64.1
  Universal life and investment-type product policy fee
     income.................................................    (87.0)    (102.9)    (107.0)
  Capitalization of deferred policy acquisition costs.......   (130.3)     (96.8)     (74.9)
  Amortization of deferred policy acquisition costs.........     48.8       43.5       35.5
  Provision for depreciation and amortization...............     (0.4)       0.2        1.0
  Provision for deferred federal income taxes...............     25.6       13.9       (1.1)
  Net realized gains on investments.........................      5.1        0.3       (7.1)
  Change in other assets and accounts payable and other
     liabilities............................................    (46.5)       6.3       45.3
  Change in future policy benefits..........................     11.4        4.4        5.9
  Change in other policyholders' liabilities................     14.9       (2.8)      15.7
  Change in current federal income taxes payable............    (12.6)     (15.6)      (4.6)
                                                              -------    -------    -------
Net cash (used in) operating activities.....................    (94.2)     (64.6)     (13.0)
                                                              -------    -------    -------
CASH FLOWS FROM INVESTING ACTIVITIES:
Sales, maturities or repayments of:
  Fixed maturities..........................................    223.2      289.6      171.4
  Equity securities.........................................      0.0        0.0        0.8
  Mortgage loans on real estate.............................     68.2       24.5       37.6
  Real estate...............................................      2.3        1.2       17.0
  Other invested assets.....................................      0.0        3.9        0.6
Acquisitions of investments:
  Fixed maturities..........................................   (170.0)    (352.3)    (109.2)
  Equity securities.........................................     (0.3)      (0.2)      (0.1)
  Mortgage loans on real estate.............................    (19.3)     (69.7)     (24.3)
  Real estate...............................................     (0.9)      (0.7)      (0.6)
  Other invested assets.....................................     (0.8)      (0.5)      (0.3)
  Policy loans, net.........................................    (10.6)      (6.6)      (6.2)
  Other, net................................................       --        0.5       (0.5)
                                                              -------    -------    -------
Net cash (used in)/provided by investing activities.........  $  91.8    $(110.3)   $  86.2
                                                              -------    -------    -------

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                            STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

                                                               2000         1999        1998
                                                             ---------    ---------    -------
                                                                      ($ IN MILLIONS)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Note payable to affiliate................................  $     0.0    $    50.5    $   0.0
  Repayments of note to affiliate..........................       (2.1)        (1.5)       0.0
  Receipts from annuity and universal life policies
     credited to policyholders' account balances...........    1,538.6      1,395.4      811.8
  Return of policyholders' account balances on annuity
     policies and universal life policies..................   (1,508.2)    (1,384.0)    (797.6)
  Capital contribution.....................................       50.0         10.0        0.0
                                                             ---------    ---------    -------
Net cash provided by/(used in) financing activities........       78.3         70.4       14.2
                                                             ---------    ---------    -------
Net increase/(decrease) in cash and cash equivalents.......       75.9       (104.5)      87.4
Cash and cash equivalents, beginning of year...............       28.9        133.4       46.0
                                                             ---------    ---------    -------
Cash and cash equivalents, end of year.....................  $   104.8    $    28.9    $ 133.4
                                                             =========    =========    =======
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid during the period for:
Income taxes...............................................  $    (5.0)   $    12.1    $  13.4
Interest...................................................  $     3.3    $     2.5    $    --

                See accompanying notes to financial statements.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

                         NOTES TO FINANCIAL STATEMENTS

1.  ORGANIZATION AND DESCRIPTION OF BUSINESS:

     MONY Life Insurance Company of America (the "Company"), an Arizona stock life insurance company, is a wholly-owned subsidiary of MONY Life Insurance Company of New York ("MONY Life"), formerly The Mutual Life Insurance Company of New York, which converted from a mutual life insurance company to a stock life insurance company (the "Demutualization"). MONY Life is a wholly-owned subsidiary of The MONY Group, Inc. (the "MONY Group").

     The Company's primary business is to provide asset accumulation and life insurance products to business owners, growing families, and pre-retirees. The Company's insurance and financial products are marketed and distributed directly to individuals primarily through MONY Life's career agency sales force. These products are sold throughout the United States (except New York) and Puerto Rico.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

  Basis of Presentation

     The accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates. The most significant estimates made in conjunction with the preparation of the Company's financial statements include those used in determining (i) deferred policy acquisition costs, (ii) the liability for future policy benefits, and (iii) valuation allowances for mortgage loans and real estate to be disposed of, and impairment writedowns for real estate held for investment.

  Valuation of Investments and Realized Gains and Losses

     All of the Company's fixed maturity securities are classified as available-for-sale and are reported at estimated fair value. Unrealized gains and losses on fixed maturity securities are reported as a separate component of other comprehensive income, net of deferred income taxes and an adjustment for the effect on deferred policy acquisition costs that would have occurred if such gains and losses had been realized. The cost of fixed maturity securities is adjusted for impairments in value deemed to be other than temporary. These adjustments are reflected as realized losses on investments. Realized gains and losses on sales of investments are determined on the basis of specific identification.

     Mortgage loans on real estate are stated at their unpaid principal balances, net of valuation allowances. Valuation allowances are established for the excess of the carrying value of a mortgage loan over its estimated fair value when the loan is considered to be impaired. Mortgage loans are considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Estimated fair value is based on either the present value of expected future cash flows discounted at the loan's original effective interest rate, or the loan's observable market price (if considered to be a practical expedient), or the fair value of the collateral if the loan is collateral dependent and if foreclosure of the loan is considered probable. The provision for loss is reported as a realized loss on investment. Loans in foreclosure and loans considered to be impaired, other than restructured loans, are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in investment income in the period received. Interest income on restructured mortgage loans is accrued at the restructured loans' interest rate.

     Real estate held for investment, as well as related improvements, is generally stated at cost less depreciation. Depreciation is determined using the straight-line method over the estimated useful life of the asset (which may range from 5 to 40 years). Cost is adjusted for impairment whenever events or changes in

                     MONY LIFE INSURANCE COMPANY OF AMERICA
circumstances indicate that the carrying amount of the asset may not be recoverable. In performing the review for recoverability, management estimates the future cash flows expected from real estate investments, including the proceeds on disposition. If the sum of the expected undiscounted future cash flows is less than the carrying amount of the real estate, an impairment loss is recognized. Impairment losses are based on the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired in satisfaction of debt is recorded at estimated fair value at the date of foreclosure. Real estate that management intends to sell is classified as "to be disposed of". Real estate to be disposed of is reported at the lower of its current carrying value or estimated fair value less estimated sales costs. Changes in reported values relating to real estate to be disposed of and impairments of real estate held for investment are reported as realized gains or losses on investments.

     Policy loans are carried at their unpaid principal balances.

     Cash and cash equivalents include cash on hand, amounts due from banks and highly liquid debt instruments with an original maturity of three months or less.

  Recognition of Insurance Revenue and Related Benefits

     Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenue from these types of products consists of amounts assessed during the period against policyholders' account balances for policy administration charges, cost of insurance and surrender charges and mortality and expense charges on variable contracts. Policy benefits charged to expense include benefit claims incurred in the period in excess of the related policyholders' account balance.

     Premiums from non-participating term life and annuity policies with life contingencies are recognized as premium income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

  Deferred Policy Acquisition Costs ("DAC")

     The costs of acquiring new business, principally commissions, underwriting, agency, and policy issue expenses, all of which vary with and are primarily related to the production of new business, are deferred.

     For universal life products and investment-type products, DAC is amortized over the expected life of the contracts (ranging from 15 to 30 years) as a constant percentage based on the present value of estimated gross profits expected to be realized over the life of the contracts using the initial locked-in discount rate. The discount rate for all products is 8%. Estimated gross profits arise principally from investment results, mortality and expense margins and surrender charges.

     For non-participating term policies, DAC is amortized over the expected life of the contracts (ranging from 10 to 20 years) in proportion to premium revenue recognized.

     DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each accounting period. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains (losses) is recognized through an offset to Other Comprehensive Income as of the balance sheet date.

  Policyholders' Account Balances and Future Policy Benefits

     Policyholders' account balances for universal life and investment-type contracts represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

The weighted average interest crediting rate for universal life products was approximately 5.9%, 6.1% and 5.9% for the years ended December 31, 2000, 1999 and 1998, respectively. The weighted average interest crediting rate for investment-type products was approximately 5.2%, 5.4% and 5.5% for each of the years ended December 31, 2000, 1999 and 1998, respectively.

     GAAP reserves for non-participating term life policies are calculated using a net level premium method on the basis of actuarial assumptions equal to expected investment yields, mortality, terminations, and expenses applicable at the time the insurance contracts are made, including a provision for the risk of adverse deviation.

  Federal Income Taxes

     The Company files a consolidated federal income tax return with its parent, MONY Life, along with MONY Life's other life and non-life subsidiaries. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

     The method of allocation between the companies is subject to written agreement, approved by the Board of Directors. The allocation of federal income taxes will be based upon separate return calculations with current credit for losses and other federal income tax credits provided to the life insurance members of the affiliated group. Intercompany balances are settled annually in the fourth quarter of the year in which the return is filed.

  Reinsurance

     The Company has reinsured certain of its life insurance and annuity business with life contingencies with other insurance companies under various agreements. Amounts due from reinsurers are estimated based on assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reserve credits. Gains on reinsurance are deferred and amortized into income over the remaining life of the underlying reinsured contracts.

     In determining whether a reinsurance contract qualifies for reinsurance accounting, SFAS No. 113 "Accounting and Reporting for Reinsurance of Short-Duration and Long-Duration Contracts" requires that there be a "reasonable possibility" that the reinsurer may realize a "significant loss" from assuming insurance risk under the contract. In making this assessment, the Company projects the results of the policies reinsured under the contract under various scenarios and assesses the probability of such results actually occurring. The projected results represent the present value of all the cash flows under the reinsurance contract. The Company generally defines a "reasonable possibility" as having a probability of at least 10%. In assessing whether the projected results of the reinsured business constitute a "significant loss", the Company considers: (i) the ratio of the aggregate projected loss, discounted at an appropriate rate of interest (the "aggregate projected loss"), to an estimate of the reinsurer's investment in the contract, as hereafter defined, and (ii) the ratio of the aggregate projected loss to an estimate of the total premiums to be received by the reinsurer under the contract discounted at an appropriate rate of interest.

     The reinsurer's investment in a reinsurance contract consists of amounts paid to the ceding company at the inception of the contract (e.g. expense allowances and the excess of liabilities assumed by the reinsurer over the assets transferred to the reinsurer under the contract) plus the amount of capital required to support such business consistent with prudent business practices, regulatory requirements, and the reinsurer's credit rating. The Company estimates the capital required to support such business based on what it considers to be an appropriate level of risk-based capital in light of regulatory requirements and prudent business practices.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent that the value of such assets exceeds the separate account liabilities. Investments held in separate accounts and liabilities of the separate accounts are reported separately as assets and liabilities. Substantially all separate account assets are reported at estimated fair value. Investment income and gains or losses on the investments of separate accounts accrue directly to contractholders and, accordingly, are not reflected in the Company's statements of income and cash flows. Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues.

  Statements of Cash Flows -- Non-cash Transactions

     For the years ended December 31, 2000, 1999 and 1998, respectively, real estate of $0.0 million, $0.0 million and $0.5 million was acquired in satisfaction of debt. At December 31, 2000 and 1999, the Company owned real estate acquired in satisfaction of debt of $5.4 million and $6.9 million, respectively.

  New Accounting Pronouncements

     In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS 133 requires all derivatives to be recognized in the statement of financial position as either assets or liabilities and measured at fair value. The corresponding derivative gains and losses should be reported based on the hedge relationship that exists, if there is one. Changes in the fair value of derivatives that are not designated as hedges or that do not meet the hedge accounting criteria in SFAS 133, are required to be reported in earnings. SFAS 133, as amended by SFAS 137, is effective for all fiscal quarters of the fiscal years beginning after June 15, 2000. SFAS 137 delayed the effective date of SFAS 133 by one year. Adoption of SFAS 133 is not expected to have a material effect on the Company's financial condition or results of operations.

3.  RELATED PARTY TRANSACTIONS:

     MONY Life has a guarantee outstanding to one state that the statutory surplus of the Company will be maintained at amounts at least equal to the minimum surplus for admission to that states.

     At December 31, 2000 and 1999, approximately 13% and 11% of the Company's investments in mortgages were held through joint participation with MONY Life, respectively. In addition, 100% of the Company's real estate and joint venture investments were held through joint participation with MONY Life at December 31, 2000 and 1999.

     The Company and MONY Life are parties to an agreement whereby MONY Life agrees to reimburse the Company to the extent that the Company's recognized loss as a result of mortgage loan default or foreclosure or subsequent sale of the underlying collateral exceeds 75% of the appraised value of the loan at origination for each such mortgage loan. Pursuant to the agreement, the Company received payments from MONY Life of $0.0 million, 0.0 million and $0.1 million for the years ending December 31, 2000, 1999 and 1998.

     The Company has a service agreement with MONY Life whereby MONY Life provides personnel services, facilities, supplies and equipment to the Company to conduct its business. The associated costs related to the service agreement are allocated to the Company based on methods that management believes are reasonable, including a review of the nature of such costs and time studies analyzing the amount of employee compensation costs incurred by the Company. For the years ended December 31, 2000, 1999 and 1998, the Company incurred expenses of $55.9 million, 51.0 million and $59.8 million as a result of such

                     MONY LIFE INSURANCE COMPANY OF AMERICA
allocations. At December 31, 2000 and 1999 the Company had a payable to MONY Life in connection with this service agreement of $10.7 million and 10.3 million, respectively, which is reflected in Accounts Payable and Other Liabilities.

     The Company has an investment advisory agreement with MONY Life whereby MONY Life provides investment advisory services with respect to the investment and management of the Company's investment portfolio. The amount of expenses incurred by the Company related to this agreement was $0.8 million, 0.8 million and $0.9 million for 2000, 1999 and 1998, respectively. In addition, the Company recorded an intercompany payable of $74,062 and $66,816 at December 31, 2000 and 1999, respectively, related to this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

     In addition to the agreements discussed above, the Company has various other service and investment advisory agreements with MONY Life and affiliates of the Company. The amount of expenses incurred by the Company related to these agreements was $3.6 million, 4.0 million and $2.0 million for 2000, 1999 and 1998, respectively. In addition, the Company recorded an intercompany (receivable)/payable of $0.5 million and 0.2 million at December 31, 2000 and 1999, respectively, related to these agreements.

     The Company has purchased bonds issued by the New York City Industrial Development Agency for the benefit of MONY Life for its consolidation of site locations to New York City in 1997, and subsequent spending on tenant improvements, and furniture, fixtures, and equipment related to the New York City site. Debt service under the bonds is funded by lease payments by MONY Life to the bond trustee for the benefit of the bondholder (the Company). The bonds are held by the Company and are listed as affiliated bonds. The carrying value of these bonds is $1.5 million and $10.9 as of December 31, 2000, and December 31, 1999, respectively. The bond outstanding as of December 31, 2000 matures on December 31, 2013, and has an interest rate of 7.16%. The Company earned $0.1 million, $1.2 million, and $1.1 million of interest on these bonds for the years ended December 31, 2000, 1999, and 1998 respectively.

     The Company entered into a modified coinsurance agreement with U.S. Financial Life Insurance Company ("USFL"), an affiliate, effective January 1, 1999, whereby the Company agrees to reinsure 90% of all level term life insurance policies written by USFL after January 1, 1999. Effective January 1, 2000, this agreement was amended to reinsure 90% of all term life and universal life insurance policies written by USFL, after January 1, 2000. Under the agreement, the Company will share in all premiums and benefits for such policies based on the 90% quota share percentage, after consideration of existing reinsurance agreements previously in force on this business. In addition, the Company will reimburse USFL for its quota share of expense allowances, as defined in the agreement. At December 31, 2000 and 1999, the Company recorded a payable of $6.2 million and $7.8 million, respectively to USFL in connection with this agreement which is included in Accounts Payable and Other Liabilities in the balance sheet.

     The Company recorded capital contributions from MONY Life of $50.0 million, $10.0 million, and $12.5 million for the years ended December 31, 2000, 1999, and 1998, respectively.

     On March 5, 1999, the Company borrowed $50.5 million from MONY Benefits Management Corp. ("MBMC"), an affiliate, in exchange for a note payable in the same amount. The note bears interest at 6.75% per annum and matures on March 5, 2014. Principal and interest are payable quarterly to MBMC. The carrying value of the note as of December 31, 2000 is $46.9 million.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

4.  DEFERRED POLICY ACQUISITION COSTS:

     Policy acquisition costs deferred and amortized in 2000, 1999 and 1998 are as follows:

                                                               2000      1999      1998
                                                              ------    ------    ------
                                                                   ($ IN MILLIONS)
Balance, beginning of year..................................  $406.4    $318.6    $281.6
Cost deferred during the year...............................   139.8      96.8      75.0
Amortized to expense during the year........................   (48.8)    (43.5)    (35.5)
Effect on DAC from unrealized gains (losses)(see Note 2)....   (13.9)     34.5      (2.5)
                                                              ------    ------    ------
Balance, end of year........................................  $483.5    $406.4    $318.6
                                                              ======    ======    ======

5.  FEDERAL INCOME TAXES:

     The Company files a consolidated federal income tax return with MONY Life and MONY Life's other subsidiaries. Federal income taxes have been calculated in accordance with the provisions of the Internal Revenue Code of 1986, as amended. A summary of the Federal income tax expense (benefit) is presented below:

                                                               2000      1999      1998
                                                              ------    ------    ------
                                                                   ($ IN MILLIONS)
Federal income tax expense (benefit):
  Current...................................................  $(17.6)   $ (3.4)   $  8.8
  Deferred..................................................    25.6      13.9      (1.1)
                                                              ------    ------    ------
          Total.............................................  $  8.0    $ 10.5    $  7.7
                                                              ======    ======    ======

     Federal income taxes reported in the statements of income may be different from the amounts determined by multiplying the earnings before federal income taxes by the statutory federal income tax rate of 35%. The sources of the difference and the tax effects of each are as follows:

                                                               2000      1999      1998
                                                              ------    ------    ------
                                                                   ($ IN MILLIONS)
Tax at statutory rate.......................................  $  9.6    $ 10.5    $  7.7
Dividends received deduction................................    (1.7)     (1.1)     (1.1)
Other.......................................................     0.1       1.1       1.1
                                                              ------    ------    ------
Provision for income taxes..................................  $  8.0    $ 10.5    $  7.7
                                                              ======    ======    ======

     The Company's federal income tax returns for years through 1993 have been examined by the Internal Revenue Service ("IRS"). No material adjustments were proposed by the IRS as a result of these examinations. In the opinion of management, adequate provision has been made for any additional taxes, which may become due with respect to open years.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The components of deferred tax liabilities and assets at December 31, 2000 and 1999 are as follows:

                                                               2000      1999
                                                              ------    ------
                                                              ($ IN MILLIONS)
Deferred policy acquisition costs...........................  $138.8    $117.0
Fixed maturities............................................     0.0       0.0
Other, net..................................................    (2.2)      7.8
                                                              ------    ------
          Total deferred tax liabilities....................  $136.6    $124.8
                                                              ------    ------
Policyholder and separate account liabilities...............    86.8      96.5
Real estate and mortgages...................................     0.9       0.7
Fixed maturities............................................     0.6       8.2
                                                              ------    ------
          Total deferred tax assets.........................    88.3     105.4
                                                              ------    ------
          Net deferred tax asset/(liability)................  $(48.3)   $(19.4)
                                                              ======    ======

     The Company is required to establish a valuation allowance for any portion of the deferred tax asset that management believes will not be realized. In the opinion of management, it is more likely than not that it will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

6. INVESTMENT INCOME, REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES), AND OTHER COMPREHENSIVE INCOME:

     Net investment income for the years ended December 31, 2000, 1999 and 1998 was derived from the following sources:

                                                              2000     1999     1998
                                                              -----    -----    -----
                                                                  ($ IN MILLIONS)
NET INVESTMENT INCOME
Fixed maturities............................................  $75.0    $77.0    $77.2
Mortgage loans..............................................   11.2     11.6     11.0
Real estate.................................................    0.4      0.5      0.5
Policy loans................................................    4.5      3.8      3.6
Other investments (including cash & cash equivalents).......    5.9      6.6      5.3
                                                              -----    -----    -----
Total investment income.....................................   97.0     99.5     97.6
Investment expenses.........................................    4.3      4.8      3.0
                                                              -----    -----    -----
Net investment income.......................................  $92.7    $94.7    $94.6
                                                              =====    =====    =====

     Net realized gains (losses) on investments for the years ended December 31, 2000, 1999 and 1998 are summarized as follows:

                                                              2000     1999     1998
                                                              -----    -----    ----
                                                                 ($ IN MILLIONS)
NET REALIZED GAINS (LOSSES) ON INVESTMENTS
Fixed maturities............................................  $(5.3)   $(0.2)   $2.6
Mortgage loans..............................................    0.1     (0.3)    1.4
Real estate.................................................    0.1     (0.5)    2.5
Other invested assets.......................................    0.0      0.7     0.6
                                                              -----    -----    ----
Net realized gains/(losses) on investments..................  $(5.1)   $(0.3)    7.1
                                                              =====    =====    ====

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The net change in unrealized investment gains (losses) represents the only component of other comprehensive income for the years ended December 31, 2000, 1999 and 1998. Following is a summary of the change in unrealized investment gains (losses) net of related deferred income taxes and adjustment for deferred policy acquisition costs (see Note 2), which are reflected in Accumulated Other Comprehensive Income for the periods presented:

                                                              2000      1999     1998
                                                              -----    ------    -----
                                                                  ($ IN MILLIONS)
CHANGE IN UNREALIZED GAINS (LOSSES) ON INVESTMENTS, NET
Fixed maturities............................................  $23.4    $(58.0)   $ 4.8
Other.......................................................    0.0       0.0     (0.6)
                                                              -----    ------    -----
Subtotal....................................................   23.4     (58.0)     4.2
Effect on unrealized gains (losses) on investments
  attributable to:
  DAC.......................................................  (13.9)     34.5     (2.5)
  Deferred federal income taxes.............................   (3.2)      8.2     (0.6)
                                                              -----    ------    -----
Change in unrealized gains (losses) on investments, net.....  $ 6.3    $(15.3)   $ 1.1
                                                              =====    ======    =====

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2000, 1999 and 1998 to avoid double-counting in comprehensive income items that are included as part of net income for a period that also had been part of other comprehensive income in earlier periods:

                                                              2000     1999     1998
                                                              ----    ------    -----
                                                                  ($ IN MILLIONS)
RECLASSIFICATION ADJUSTMENTS
Unrealized gains (losses) on investments arising during
  period....................................................  $4.8    $(15.4)   $ 1.9
Reclassification adjustment for gains included in net
  income....................................................   1.5       0.1     (0.8)
                                                              ----    ------    -----
Unrealized gains (losses) on investments, net of
  reclassification adjustments..............................  $6.3    $(15.3)   $ 1.1
                                                              ====    ======    =====

     Unrealized gains (losses) on investments arising during the period reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense (benefit) of $4.1 million, (8.2) million and $0.1 million, respectively, and $(17.0) million, 34.3 million and $(0.5) million, respectively, relating to the effect of such unrealized gains (losses) on DAC.

     Reclassification adjustments reported in the above table for the years ended December 31, 2000, 1999 and 1998 are net of income tax expense (benefit) of $(0.8) million, 0.0 million and $0.5 million, respectively, and $3.2 million, $0.2 million and $(2.0) million, respectively, relating to the effect of such amounts on DAC.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

7.  INVESTMENTS:

  Fixed Maturity Securities Available-for-Sale:

     The amortized cost, gross unrealized gains and losses, and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2000 and December 31, 1999 are as follows:

                                                                  GROSS            GROSS
                                              AMORTIZED         UNREALIZED      UNREALIZED          ESTIMATED
                                                COST              GAINS           LOSSES           FAIR VALUE
                                         -------------------   ------------    -------------   -------------------
                                           2000       1999     2000    1999    2000    1999      2000       1999
                                         --------   --------   -----   ----    -----   -----   --------   --------
                                                                      ($ IN MILLIONS)
US Treasury securities and obligations
  of US Government agencies............  $   32.0   $   26.6   $ 1.4   $0.0    $ 0.1   $ 1.1   $   33.3   $   25.5
Collateralized mortgage obligations:
  Government agency-backed.............      58.8       82.4     0.6    0.3      0.1     0.4       59.3       82.3
  Non-agency backed....................      33.1       34.4     0.8    0.6      0.0     0.3       33.9       34.7
Other asset-backed securities:
  Government agency-backed.............       0.0        0.1     0.0    0.0      0.0     0.0        0.0        0.1
  Non-agency backed....................      93.5      104.6     1.2    0.2      0.4     4.4       94.3      100.4
Utilities..............................      74.8      113.2     0.9    0.2      0.9     3.4       74.8      110.0
Corporate bonds........................     725.6      704.2    10.0    2.7     18.0    22.0      717.6      684.9
Affiliates.............................       1.5       11.3     0.0    0.0      0.0     0.4        1.5       10.9
                                         --------   --------   -----   ----    -----   -----   --------   --------
         Total.........................  $1,019.3   $1,076.8   $14.9   $4.0    $19.5   $32.0   $1,014.7   $1,048.8
                                         ========   ========   =====   ====    =====   =====   ========   ========

     The carrying value of the Company's fixed maturity securities at December 31, 2000 and 1999 is net of adjustments for impairments in value deemed to be other than temporary of $3.1 million and 0.5 million, respectively.

     At December 31, 2000 and 1999, there were no fixed maturity securities which were non-income producing for the twelve months preceding such dates.

     The Company classifies fixed maturity securities which, (i) are in default as to principal or interest payments, (ii) are to be restructured pursuant to commenced negotiations, (iii) went into bankruptcy subsequent to acquisition or
(iv) are deemed to have other than temporary impairments to value, as "problem fixed maturity securities." At December 31, 2000 and 1999, the carrying value of problem fixed maturities held by the Company was $12.5 million and $4.8 million, respectively. The Company defines potential problem securities in the fixed maturity category as securities of companies that are deemed to be experiencing significant operating problems or difficult industry conditions. At December 31, 2000 and 1999, the carrying value of potential problem fixed maturities held by the Company was $6.2 million and $6.4 million, respective. In addition, at December 31, 2000 and 1999, the Company held no fixed maturity securities which have been restructured.

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity dates, (excluding scheduled sinking funds) as of December 31, 2000 are as follows:

                                                                       2000
                                                              -----------------------
                                                              AMORTIZED    ESTIMATED
                                                                COST       FAIR VALUE
                                                              ---------    ----------
                                                                  ($ IN MILLIONS)
Due in one year or less.....................................  $   46.6      $   46.8
Due after one year through five years.......................     263.4         263.2
Due after five years through ten years......................     414.0         406.1
Due after ten years.........................................      79.2          79.0
                                                              --------      --------
          Subtotal..........................................     803.2         795.1
Mortgage-backed and other asset-backed securities...........     216.1         219.6
                                                              --------      --------
          Total.............................................  $1,019.3      $1,014.7
                                                              ========      ========

     Fixed maturity securities that are not due at a single maturity date have been included in the preceding table in the year of final maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

     Proceeds from sales of fixed maturity securities during 2000, 1999 and 1998 were $40.9 million, 80.1 million and $45.1 million, respectively. Gross gains of $0.5 million, 0.2 million and $0.7 million and gross losses of $2.1 million, 2.0 million and $0.1 million were realized on these sales, respectively.

8.  MORTGAGE LOANS ON REAL ESTATE AND REAL ESTATE

     Mortgage loans on real estate at December 31, 2000 and 1999 consist of the following:

                                                               2000      1999
                                                              ------    ------
                                                              ($ IN MILLIONS)
Commercial mortgage loans...................................  $ 49.7    $ 53.9
Agricultural and other loans................................    67.8     113.4
                                                              ------    ------
Total loans.................................................   117.5     167.3
Less: valuation allowances..................................    (1.4)     (2.3)
                                                              ------    ------
Mortgage loans, net of valuation allowances.................  $116.1    $165.0
                                                              ======    ======

     An analysis of the valuation allowances for 2000, 1999 and 1998 is as follows:

                                                              2000     1999     1998
                                                              -----    ----    ------
                                                                  ($ IN MILLIONS)
Balance, beginning of year..................................  $ 2.3    $1.9    $  2.5
Increase (decrease) in allowance............................   (0.3)    0.4      (0.4)
Reduction due to pay downs, pay offs, and sales.............   (0.6)    0.0       0.0
Transfers to real estate....................................    0.0     0.0      (0.2)
                                                              -----    ----    ------
Balance, end of year........................................  $ 1.4    $2.3    $  1.9
                                                              =====    ====    ======

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     Impaired mortgage loans along with related valuation allowances were as follows:

                                                              2000      1999
                                                              -----    ------
                                                              ($ IN MILLIONS)
Investment in impaired mortgage loans (before valuation
  allowances):
Loans that have valuation allowances........................  $ 9.3    $  9.6
Loans that do not have valuation allowances.................    4.0       4.3
                                                              -----    ------
          Subtotal..........................................   13.3      13.9
Valuation allowances........................................   (0.2)     (0.5)
                                                              -----    ------
          Impaired mortgage loans, net of valuation
           allowances.......................................  $13.1    $ 13.4
                                                              =====    ======

     Impaired mortgage loans that do not have valuation allowances are loans where the net present value of the expected future cash flows related to the loan or the fair value of the collateral equals or exceeds the recorded investment in the loan. Such loans primarily consist of restructured loans or loans on which impairment writedowns were taken prior to the adoption of SFAS No. 114, "Accounting by Creditors for Impairment of a Loan".

     During 2000 and 1999, the average recorded investment in impaired mortgage loans was approximately $13.2 million and $14.1 million, respectively. During 2000, 1999 and 1998, the Company recognized $0.7 million, $1.0 million and $1.1 million, respectively, of interest income on impaired loans.

     At December 31, 2000 and 1999, there were no mortgage loans which were non-income producing for the twelve months preceding such dates.

     At December 31, 2000 and 1999, the Company had restructured mortgage loans of $9.1 million and $11.9 million, respectively. Interest income of $0.7 million, 1.0 million and $1.0 million was recognized on restructured mortgage loans in 2000, 1999 and 1998, respectively. Gross interest income on these loans that would have been recorded in accordance with the original terms of such loans amounted to approximately $0.9 million in 2000, and $1.2 million for both 1999 and 1998.

     The carrying value of real estate is $5.4 million and $6.9 million as of December 31, 2000 and 1999, respectively. Real estate is categorized are either real estate to be disposed of or real estate held for investment.

     The carrying value of real estate to be disposed of as of December 31, 2000 was $2.3 million, net of $0.0 million relating to impairments taken upon foreclosure of mortgage loans and $1.2 million of accumulated depreciation.

     The carrying value of real estate to be disposed of as of December 31, 1999 was $1.6 million, net of $0.5 million relating to impairments taken upon foreclosure of mortgage loans and $0.2 million of accumulated depreciation.

     The carrying value of real estate held for investment as of December 31, 2000 was $3.1 million, net of $0.7 million relating to impairments taken upon foreclosure of mortgage loans and $1.0 million of accumulated depreciation. The carrying value of real estate held for investment as of December 31, 1999 was $5.3 million, net of $0.7 million relating to impairments taken upon foreclosure of mortgage loans and $1.9 million of accumulated depreciation.

     At December 31, 2000 and 1999, there was no real estate which was non-income producing for the twelve months preceding such dates.

     The carrying value of impaired real estate as of December 31, 2000 and 1999 was $3.1 million and $4.4 million, respectively. The depreciated cost of such real estate as of December 31, 2000 and 1999 was $5.1

                     MONY LIFE INSURANCE COMPANY OF AMERICA
million and $5.8 million before impairment writedowns of $1.0 million and $1.4 million, respectively. The aforementioned impairments occurred primarily as a result of low occupancy levels and other market related factors. There were no losses recorded during 2000, 1999 and 1998 related to impaired real estate.

9.  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS:

     The estimated fair values of the Company's financial instruments approximate their carrying amounts. The methods and assumptions utilized in estimating the fair values of the Company's financial instruments are summarized as follows:

  Fixed Maturities

     The estimated fair values of fixed maturity securities are based upon quoted market prices, where available. The fair values of fixed maturity securities not actively traded and other non-publicly traded securities are estimated using values obtained from independent pricing services or, in the case of private placements, by discounting expected future cash flows using a current market interest rate commensurate with the credit quality and term of the investments.

  Mortgage Loans

     The fair values of mortgage loans are estimated by discounting expected future cash flows, using current interest rates for similar loans to borrowers with similar credit risk. Loans with similar characteristics are aggregated for purposes of the calculations. The fair value of mortgages in process of foreclosure is the estimated fair value of the underlying collateral.

  Policy Loans

     Policy loans are an integral component of insurance contracts and have no maturity dates. Management has determined that it is not practicable to estimate the fair value of policy loans.

  Long-term Debt

     The fair value of long-term debt at December 31, 2000 was $47.9 million and is determined based on contractual cash flows discounted at markets rates.

  Separate Account Assets and Liabilities

     The estimated fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes surrender charges.

  Investment-Type Contracts

     The fair values of annuities are based on estimates of the value of payments available upon full surrender. The fair values of the Company's liabilities under guaranteed investment contracts are estimated by discounting expected cash outflows using interest rates currently offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

10.  REINSURANCE:

     Life insurance business is primarily ceded on a yearly renewable term basis under various reinsurance contracts except for the level term product, which utilizes a coinsurance agreement. The Company's general

                     MONY LIFE INSURANCE COMPANY OF AMERICA
practice is to retain no more than $4.0 million of risk on any one person for individual products and $6.0 million for last survivor products.

     The following table summarizes the effect of reinsurance for the years indicated:

                                                              2000     1999     1998
                                                              -----    -----    -----
                                                                  ($ IN MILLIONS)
Direct premiums.............................................  $13.2    $ 7.1    $ 2.5
Reinsurance assumed(1)......................................   29.8      4.0      0.0
Reinsurance ceded...........................................   (5.7)    (1.9)    (0.8)
                                                              -----    -----    -----
     Net premiums...........................................  $37.3    $ 9.2    $ 1.7
                                                              =====    =====    =====
Universal life and investment type product policy fee income
  ceded.....................................................  $20.6    $19.7    $17.4
                                                              =====    =====    =====
Policyholders' benefits ceded...............................  $20.7    $18.4    $22.7
                                                              =====    =====    =====
Policyholders' benefits assumed.............................  $ 5.5    $ 0.5    $ 0.0
                                                              =====    =====    =====

---------------
(1) Increase in 2000 is primarily related to business assumed from affiliate. See note 3.

     The Company is contingently liable with respect to ceded insurance should any reinsurer be unable to meet its obligations under these agreements. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

     Effective September 1, 1999, the Company recaptured its reinsurance agreements with MONY Life for all in force and new business. The Company simultaneously entered into new reinsurance agreements with third party reinsurers which reinsured the same block of business as that previously reinsured by MONY Life. Under the new reinsurance agreements, the Company increased its retention limits on new business for any one person for individual products from $0.5 million to $4.0 million and on last survivor products from $0.5 million to $6.0 million.

11.  OFF-BALANCE SHEET RISK AND CONCENTRATION OF CREDIT RISK:

  Financial Instruments with Off-Balance Sheet Risk:

     Pursuant to a securities lending agreement with a major financial institution, the Company from time to time lends securities to approved borrowers. At December 31, 2000 and 1999, securities loaned by the Company under this agreement had a carrying value of approximately $48.6 million and $18.0 million, respectively. The minimum collateral on securities loaned is 102% of the market value of the loaned securities. Such securities are marked to market on a daily basis and the collateral is correspondingly increased or decreased.

  Concentration of Credit Risk:

     At December 31, 2000 and 1999, the Company had no single investment or series of investments with a single issuer, (excluding US Treasury securities and obligations of US government agencies) exceeding 2.2% and 1.7% of total cash and invested assets, respectively.

     The Company's fixed maturity securities are diversified by industry type. The industries that comprise 10% or more of the carrying value of the fixed maturity securities at December 31, 2000 are Consumer Goods and Services of $199.4 million (19.7%), Non-Government Asset/Mortgage-Backed of $160.3 million (15.8%), and Energy of $124.0 million (12.2%).

                     MONY LIFE INSURANCE COMPANY OF AMERICA

     At December 31, 1999, the industries that comprise 10% or more of the carrying value are Consumer Goods and Services of $173.0 million (16.5%), Energy of $137.9 million (13.2%), Non-Government Asset/ Mortgage-Backed of $135.1 million (12.9%), Public Utilities of $110.0 million (10.5%) and Government and Agencies of $107.9 million (10.3%).

     The Company holds below investment grade fixed maturity securities with a carrying value of $113.3 million at December 31, 2000. These investments consist mostly of privately issued bonds which are monitored by the Company through extensive internal analysis of the financial condition of the issuers and which generally include protective debt covenants. At December 31, 1999, the carrying value of the Company's investments in below investment grade fixed maturity securities amounted to $55.0 million.

     The Company has investments in commercial and agricultural mortgage loans and real estate. The locations of property collateralizing mortgage loans and real estate investment carrying values at December 31, 2000 and 1999 are as follows ($ in millions):

                                                                 2000               1999
                                                            ---------------    ---------------
GEOGRAPHIC REGION
West......................................................  $ 35.5     29.2%   $ 58.9     34.3%
Southeast.................................................    40.9     33.7      45.4     26.4
Mountain..................................................    23.9     19.6      28.4     16.5
Southwest.................................................     4.8      3.9      14.3      8.3
Midwest...................................................     8.7      7.2      14.2      8.3
Northeast.................................................     7.8      6.4      10.7      6.2
                                                            ------    -----    ------    -----
     Total................................................  $121.6    100.0%   $171.9    100.0%
                                                            ======    =====    ======    =====

     The states with the largest concentrations of mortgage loans and real estate investments at December 31, 2000 are: District of Columbia, $27.9 million (23.0%); California, $17.1 million (14.1%);Washington, $10.7 million (8.8%);
Idaho, $9.6 million (7.9%); New York, $7.8 million (6.4%); Oregon, $7.7 million (6.3%); Arizona, $6.5 million (5.3%); and Missouri, $6.3 million (5.2%).

     As of December 31, 2000 and 1999, the real estate and mortgage loan portfolio by property type were as follows ($ in millions):

                                                                 2000               1999
                                                            ---------------    ---------------
PROPERTY TYPE
Agricultural..............................................  $ 67.1     55.3%   $112.2     65.3%
Office buildings..........................................    42.0     34.5      46.9     27.3
Hotel.....................................................     5.4      4.4       5.3      3.1
Industrial................................................     2.4      2.0       2.3      1.3
Retail....................................................     1.7      1.4       2.0      1.2
Other.....................................................     1.6      1.3       1.8      1.0
Apartment buildings.......................................     1.4      1.1       1.4      0.8
                                                            ------    -----    ------    -----
     Total................................................  $121.6    100.0%   $171.9    100.0%
                                                            ======    =====    ======    =====

                     MONY LIFE INSURANCE COMPANY OF AMERICA

12.  COMMITMENTS AND CONTINGENCIES:

     Since late 1995 a number of purported class actions have been commenced in various state and federal courts against the Company alleging that it engaged in deceptive sales practices in connection with the sale of whole and universal life insurance policies from the early 1980s through the mid 1990s. Although the claims asserted in each case are not identical, they seek substantially the same relief under essentially the same theories of recovery (e.g., breach of contract, fraud, negligent misrepresentation, negligent supervision and training, breach of fiduciary duty, unjust enrichment and violation of state insurance and/or deceptive business practice laws). Plaintiffs in these cases seek primarily equitable relief (e.g., reformation, specific performance, mandatory injunctive relief prohibiting MONY from canceling policies for failure to make required premium payments, imposition of a constructive trust and creation of a claims resolution facility to adjudicate any individual issues remaining after resolution of all class-wide issues) as opposed to compensatory damages, although they also seek compensatory damages in unspecified amounts and, if they were to succeed at trial, the equitable remedies they seek could result in significant expense to the Company. The Company has denied any wrongdoing and has asserted numerous affirmative defenses.

     On June 7, 1996, the New York State Supreme Court certified one of those cases, Goshen v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company of America (now known as DeFilippo, et al v. The Mutual Life Insurance Company of New York and MONY Life Insurance Company), the first of the class actions filed, as a nationwide class consisting of all persons or entities who have, or at the time of the policy's termination had, an ownership interest in a whole or universal life insurance policy issued by the Company that was allegedly sold on a "vanishing premium" basis during the period January 1, 1982 to December 31, 1995. On March 27, 1997, the Company filed a motion to dismiss or, alternatively, for summary judgment on all counts of the complaint. All of the other putative class actions have been consolidated and transferred by the Judicial Panel on Multidistrict Litigation to the United States District Court for the District of Massachusetts and/or are being held in abeyance pending the outcome of the Goshen case.

     On October 21, 1997, the New York State Supreme Court granted the Company's motion for summary judgement and dismissed all claims filed in the Goshen case against the Company. On December 20, 1999, the New York State Court of Appeals affirmed the dismissal of all but one of the claims in the Goshen case (a claim under New York's General Business Law), which has been remanded back to the New York State Supreme Court for further proceedings consistent with the opinion. The New York State Supreme Court has subsequently reaffirmed that, for purposes of the remaining New York General Business Law claim, the class is now limited to New York purchasers only, and has further held that the New York General Business Law claims of all class members whose claims accrued prior to November 29, 1992 are barred by the applicable statute of limitations. The Company intends vigorously to defend that litigation. There can be no assurance that the present or future litigation relating to sales practices will not have a material adverse effect on the Company.

     In addition to the matters discussed above, the Company is involved in various other legal actions and proceedings (some of which involved demands for unspecified damages) in connection with its business. In the opinion of management, any additional liabilities for resolution of contingent liabilities, income taxes and other matters beyond that recorded in the financial statements as of December 31, 2000 will not have a material adverse effect on the Company's financial position or results of operations.

     Insurance companies are subject to assessments up to statutory limits, by state guaranty funds for losses of policyholders of insolvent insurance companies. In the opinion of management, such assessments will not have a material adverse effect on the financial position and the results of operations of the Company.

     At December 31, 2000, the Company had commitments to issue $4.8 million of fixed rate agricultural loans with periodic interest rate reset dates. The initial interest rates on such loans range from approximately

                     MONY LIFE INSURANCE COMPANY OF AMERICA

7.535% to 8.20%. There were no outstanding commitments for private fixed maturity securities or commercial mortgages as of December 31, 2000.

13.  STATUTORY FINANCIAL INFORMATION AND REGULATORY RISK-BASED CAPITAL:

     Statutory net income (loss) reported by the Company for the years ended December 31, 2000, 1999 and 1998 was $(35.9) million, $(18.2) million and $11.1 million, respectively. The combined statutory surplus of the Company as of December 31, 2000 and 1999 was $152.6 million and $140.2 million, respectively.

     In March 2000, the National Association of Insurance Commissioners ("NAIC") adopted Codification. Codification represents a new statutory accounting framework that has resulted in substantive changes to the 2001 NAIC Accounting Practices and Procedures Manual. This new framework must be applied in preparing statutory basis financial statements for all periods subsequent to December 31, 2000. In addition, the use of permitted practices is still allowed, however, any accounting differences from codified accounting principles must be disclosed and quantified in the footnotes to audited statutory financial statements and in the Annual Reports filed by insurance companies with the various state insurance departments.

     In April 2000, MONY Life's state of domicile, Arizona, adopted codification in its entirety.

     Management has determined that the effect of applying codified accounting principles will not be material to the statutory net income and surplus of MLOA.

     Each insurance company's state of domicile imposes minimum risk-based capital requirements. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the Company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk-based capital requirements.

     As part of their routine regulatory oversight, the Arizona State Insurance Department is currently conducting its examination of the Company for each of the three years in the period ended December 31, 1999.

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Financial Statements for:


          (1) MONY America Variable Account A:


             (a) Report of Independent Accountants

             (b) Statements of assets and liabilities as of December 31, 2000

             (c) Statements of operations for the year ended December 31, 2000

             (d) Statements of changes in net assets for the years ended
                 December 31, 2000 and 1999

             (e) Notes to financial statements


          (2) MONY Life Insurance Company of America:


             (a) Report of Independent Accountants;

             (b) Balance sheets as of December 31, 2000 and 1999;

             (c) Statements of income and comprehensive income for the years ended December 31, 2000, 1999, and 1998;

             (d) Statements of changes in shareholder's equity for the years ended December 31, 2000, 1999, and 1998;

             (e) Statements of cash flows for the years ended December 31, 2000, 1999, and 1998;

             (f) Notes to financial statements.

     (b) EXHIBITS

          (1) Resolutions of Board of Directors of MONY Life Insurance Company of America ("Company") authorizing the establishment of MONY America Variable Account A ("Variable Account"), adopted March 27, 1987, filed as
     Exhibit 1 of Registration Statement Nos. 33-14362 and 811-5166, dated May 18, 1987, is incorporated herein by reference.

          (2) Not applicable.

          (3)(a) Distribution Agreement among MONY Life Insurance Company of America, MONY Securities Corporation, and MONY Series Fund, Inc., filed as
     Exhibit 3(a) of Post-Effective Amendment No. 3, dated February 28, 1991, to Registration Statement No. 33-20453, is incorporated herein by reference.

          (b) Specimen Agreement with Registered Representatives, filed as
     Exhibit 3(b) of Pre-Effective Amendment No. 1, dated December 17, 1990, to Registration Statement Nos. 33-37722 and 811-6216, is incorporated herein by reference.

          (c) Specimen Agreement (Career Contract) between the Company and selling agents (with Commission Schedule), filed as Exhibit 3(c) of Pre-Effective Amendment No. 1, dated October 26, 1987, to Registration Statement Nos. 33-14362 and 811-5166, is incorporated herein by reference.

          (4) Proposed form of Flexible Payment Variable Annuity Contracts, filed as Exhibit (4) of Registration Statement dated July 23, 1998, Registration Nos. 333-59717 and 811-5166, is incorporated herein by reference.

          (5) Proposed form of Application for Flexible Payment Variable Annuity Contract, to be filed by amendment.

          (6) Articles of Incorporation and By-Laws of the Company, filed as Exhibits 6(a) and 6(b), respectively, of Registration Statement No. 33-13183, dated April 6, 1987, is incorporated herein by reference.

          (7) Not applicable.

        (8) (a) Fund Participation Agreement among Enterprise Accumulation Trust, MONY Life Insurance Company of America and MONY Life Insurance Company, filed as Exhibit 8 to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 dated
                April   , 2001 (Registration Nos. 333-72259 and 811-6216), is
                incorporated herein by reference.



            (b) Investment Advisory Agreement between Enterprise Capital
                Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Retirement System Investors Inc., as sub-adviser, filed as Exhibit (d)(iii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.



            (c) Investment Advisory Agreement between Enterprise Capital
                Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and 1740 Advisers, Inc., as sub-adviser, filed as Exhibit (d)(v) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.



            (d) Investment Advisory Agreement between Enterprise Capital
                Management, Inc. ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Marsico Capital Management, LLC, as sub-adviser, filed as Exhibit (d)(vi) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.



            (e) Investment Advisory Agreement between Enterprise Capital
                Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Montag & Caldwell, Inc., as sub-adviser, filed as Exhibit
                (d)(ii) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.



            (f) Investment Advisory Agreement between Enterprise Capital
                Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and TCW Investment Management Company, as sub-adviser, filed as Exhibit (d)(iv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.



            (g) Investment Advisory Agreement between Enterprise Capital
                Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and William D. Witter, Inc., as sub-adviser, filed as Exhibit
                (d)(vii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.



            (h) Investment Advisory Agreement between Enterprise Capital
                Management, Inc., ("Enterprise Capital") and The Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and GAMCO Investors, Inc., as sub-adviser, filed as Exhibit
                (d)(viii) to Post-Effective Amendment No. #17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.



            (i) Investment Advisory Agreement between Enterprise Capital
                Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Vontobel USA Inc., as sub-adviser, filed as Exhibit (d)(ix) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 2000.



            (j) Investment Advisory Agreement between Enterprise Capital
                Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Caywood-Scholl Capital Management, as sub-adviser, filed as Exhibit (d)(xi) to Post-Effective Amendment No. 17 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 3, 1999.

            (k) Investment Advisory Agreement between Enterprise Capital
                Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and OpCap Advisors, as sub-adviser, filed as Exhibit (d)(xv) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.



            (l) Investment Advisory Agreement between Enterprise Capital
                Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Sanford C. Bernstein & Co., Inc., as sub-adviser, filed as Exhibit (d)(xvi) to Post-Effective Amendment No. 20 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated April 27, 2000.



            (m)Investment Advisory Agreement between Enterprise Capital
               Management, Inc. ("Enterprise Capital") and the Enterprise Accumulation Trust ("Trust"), and Enterprise Capital, the Trust, and Fred Alger Management, Inc., as sub-adviser, filed as Exhibit
               (d)(xiii) to Post-Effective Amendment No. 18 to Registration Statement (Registration Nos. 33-21534 and 811-05543) dated May 28, 1999.



          (9) Opinion and Consent of Edward P. Bank, Vice President and Deputy General Counsel, The Mutual Life Insurance Company of New York, as to the legality of the securities being registered, filed as Exhibit (9) of Registration Statement dated October 13, 1998, Registration Nos. 333-59717 and 811-5166, is incorporated herein by reference.



          (10) Consent of PricewaterhouseCoopers LLP, Independent Accountants for MONY America Variable Account A and MONY Life Insurance Company, is filed herewith as Exhibit (10).



          (11) Not applicable.


          (12) Not applicable.


          (13) Calculation of Performance Data


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

                    NAME                            POSITION AND OFFICES WITH DEPOSITOR
                    ----                            -----------------------------------
Michael I. Roth..............................  Director, Chairman and Chief Executive
                                               Officer
Samuel J. Foti...............................  Director, President and Chief Operating
                                               Officer
Kenneth M. Levine............................  Director and Executive Vice President
Richard E. Connors...........................  Director
Richard Daddario.............................  Director, Vice President, and Controller
Philip A. Eisenberg..........................  Director, Vice President, and Actuary
Margaret G. Gale.............................  Director and Vice President
Stephen J. Hall..............................  Director
Charles P. Leone.............................  Director, Vice President and Chief Compliance
                                                 Officer
Sam Chiodo...................................  Vice President -- Corporate and Strategic
                                                 Marketing
William D. Goodwin...........................  Vice President
Steven G. Orluck.............................  Vice President
Evelyn L. Peos...............................  Vice President and Illustration Actuary
Michael Slipowitz............................  Vice President
David S. Waldman.............................  Secretary
David V. Weigel..............................  Treasurer

     The business address for all officers and directors of MONY America is 1740 Broadway, New York, New York 10019.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     No person is directly or indirectly controlled by the Registrant. The Registrant is a separate account of MONY Life Insurance Company of America, a wholly-owned subsidiary of MONY Life Insurance Company ("MONY").

     The following is a diagram showing all corporations directly or indirectly controlled by or under common control with MONY Life Insurance Company of America, showing the state or other sovereign power under the laws of which each is organized and the percentage ownership of voting securities giving rise to the control relationship. (See diagram on following page.) Omitted from the diagram are subsidiaries of MONY that, considered in the aggregate, would not constitute a "significant subsidiary" (as that term is defined in Rule 8b-2 under Section 8 of the Investment Company Act of 1940) of MONY.

       MONY LIFE INSURANCE COMPANY ORGANIZATIONAL CHART AS OF 12/31/2000

                             [ORGANIZATIONAL CHART]

ITEM 27.  NUMBER OF CONTRACT OWNERS:

     As of December 31, 2000 MONY America Variable Account A had 88,661 owners of Contracts.

ITEM 28.  INDEMNIFICATION

     The By-Laws of MONY Life Insurance Company of America provide, in Article VI as follows:

     SECTION 1. The Corporation shall indemnify any existing or former director, officer, employee or agent of the Corporation against all expenses incurred by them and each of them which may arise or be incurred, rendered or levied in any legal action brought or threatened against any of them for or on account of any action or omission alleged to have been committed while acting within the scope of employment as director, officer, employee or agent of the Corporation, whether or not any action is or has been filed against them and whether or not any settlement or compromise is approved by a court, all subject and pursuant to the provisions of the Articles of Incorporation of this Corporation.

     SECTION 2. The indemnification provided in this By-Law shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under By-Law, agreement, vote of stockholders or disinterested directors or otherwise, both as to action in his official capacity and as to action in another capacity while holding office, and shall continue as to a person who has ceased to be a director, officer, employee or agent and shall inure to the benefit of the heirs, executors and administrators of such a person.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification for such liabilities (other than the payment by the Registrant of expense incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, will (unless in the opinion of its counsel the matter has been settled by controlling precedent) submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

     (a) MONY Securities Corporation ("MSC") is the principal underwriter of the Registrant and the Fund. MONY Life Insurance Company ("MONY") also acts as sub-investment adviser to the Fund through a services agreement.

     (b) The names, titles, and principal business addresses of the officers of MONY and MSC are listed on Schedules A and D of the respective Forms ADV for MONY (Registration No. 801-13564), as filed with the Commission on December 20, 1977 and as amended, and on Schedule A of Form BD for MSC (Registration No. 8-15289) as filed with the Commission on November 23, 1969 and as amended and on the individual officer's Form U-4, the texts of which are hereby incorporated by reference.


     (c) No commissions or other compensation was received by the principal underwriter, directly or indirectly, from MONY America Variable Account A during fiscal year 2000.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS


     Accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by MONY Life Insurance Company of America, in whole or in part, at its principal offices at 1740 Broadway, New York, New York 10019 or at its Operations Center at 1 MONY Plaza, Syracuse, New York 13202.

ITEM 31.  MANAGEMENT SERVICES

     Not applicable.

ITEM 32.  UNDERTAKINGS

     (a) Registrant hereby undertakes to file post-effective amendments to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

     (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                   REPRESENTATIONS RELATING TO SECTION 26 OF
                       THE INVESTMENT COMPANY ACT OF 1940

     Registrant and MONY Life Insurance Company of America represent that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by MONY Life Insurance Company of America.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONY America Variable Account A, has duly caused this Post-Effective Amendment No. 11 to this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and the State of New York, on this 18th day of April 2001 and Registrant hereby certifies that the requirements of Rule 485(b) have been met.

                                          MONY AMERICA VARIABLE ACCOUNT A
                                          (Registrant)

                                          MONY Life Insurance Company of America
                                          (Depositor)

                                          By:      /s/ MICHAEL I. ROTH
                                            ------------------------------------
                                            Michael I. Roth, Director, Chairman
                                             of the Board, and Chief Executive
                                                          Officer


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 11 to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.



                      SIGNATURE                                                     DATE
                      ---------                                                     ----
                 /s/ MICHAEL I. ROTH                                           April 18, 2001
-----------------------------------------------------
                   Michael I. Roth
        Director, Chairman of the Board, and
               Chief Executive Officer

                 /s/ SAMUEL J. FOTI                                            April 18, 2001
-----------------------------------------------------
                   Samuel J. Foti
  Director, President, and Chief Operating Officer

                /s/ RICHARD DADDARIO                                           April 18, 2001
-----------------------------------------------------
                  Richard Daddario
      Director, Vice President, and Controller
    (Principal Financial and Accounting Officer)

                /s/ KENNETH M. LEVINE                                          April 18, 2001
-----------------------------------------------------
                  Kenneth M. Levine
        Director and Executive Vice President

              /s/ PHILLIP A. EISENBERG                                         April 18, 2001
-----------------------------------------------------
                Phillip A. Eisenberg
        Director, Vice President, and Actuary

                /s/ MARGARET G. GALE                                           April 18, 2001
-----------------------------------------------------
                  Margaret G. Gale
             Director and Vice President

                /s/ CHARLES P. LEONE                                           April 18, 2001
-----------------------------------------------------
                  Charles P. Leone
            Director, Vice President, and
              Chief Compliance Officer

               /s/ RICHARD E. CONNORS                                          April 18, 2001
-----------------------------------------------------
                 Richard E. Connors
                      Director

                                 EXHIBIT INDEX

EXHIBIT NO.                           DESCRIPTION
-----------                           -----------
              Consent of PricewaterhouseCoopers LLP, Independent
   (10)       Accountants